Nationwide/(R)/ VLI
Separate Account-2
December 31, 2004

[LOGO OF THE BEST OF AMERICA]
Life Planning Series/(R)/

                                                  2004
                                              Annual Report

--------------------------------------------------------------------------------

                                          [LOGO OF NATIONWIDE]

                                   Nationwide Life Insurance Company
                                      Home Office: Columbus, Ohio

VLOB-12-12/04

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2004

Assets:
   Investments at fair value:
     AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
      56,644 shares (cost $616,545) .....................................................   $       670,661
     AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
      2,572 shares (cost $55,376) .......................................................            58,352
     AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
      16,291 shares (cost $214,290) .....................................................           239,146
     Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
      (AlVPGrIncA)37,928 shares (cost $829,708) .........................................           913,315
     Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
      (AlVPSmCapVA) 50,611 shares (cost $763,038) .......................................           852,285
     American Century VP - Balanced Fund - Class I (ACVPBal)
      788,864 shares (cost $5,164,439) ..................................................         5,742,932
     American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      1,563,941 shares (cost $12,394,535) ...............................................        11,979,787
     American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      521,887 shares (cost $2,871,924) ..................................................         3,820,215
     American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
      91,337 shares (cost $952,813) .....................................................           963,603
     American Century VP - International Fund - Class I (ACVPInt)
      1,524,134 shares (cost $8,858,074) ................................................        11,202,382
     American Century VP - Ultra/(R)/  Fund - Class I (ACVPUltra)
      93,038 shares (cost $876,505) .....................................................           945,270
     American Century VP - Value Fund - Class I (ACVPVal)
      1,527,871 shares (cost $10,493,450) ...............................................        13,368,871
     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      74,455 shares (cost $616,953) .....................................................           830,174
     Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      657,025 shares (cost $5,531,569) ..................................................         6,603,097
     Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      943,072 shares (cost $9,958,985) ..................................................        14,429,003
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      134,224 shares (cost $1,818,968) ..................................................         2,092,549
     Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      370,962 shares (cost $12,505,609) .................................................         9,337,103
     Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      2,630,460 shares (cost $82,930,615) ...............................................        81,254,904
     Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      172,889 shares (cost $5,264,074) ..................................................         6,147,941
     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
      10,501 shares (cost $410,500) .....................................................           436,298
     Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      114,885 shares (cost $2,293,379) ..................................................         2,458,540
     Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
      5,765 shares (cost $108,296) ......................................................           119,161
     Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
      4,487 shares (cost $23,745) .......................................................            26,161

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      98,227 shares (cost $1,152,240) ...................................................   $     1,146,314
     Fidelity/(R)/  VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      2,985,928 shares (cost $69,891,040) ...............................................        75,752,997
     Fidelity/(R)/  VIP - Growth Portfolio - Initial Class (FidVIPGr)
      2,806,707 shares (cost $122,904,252) ..............................................        89,842,682
     Fidelity/(R)/  VIP - High Income Portfolio - Initial Class (FidVIPHI)
      3,541,912 shares (cost $23,204,814) ...............................................        24,793,383
     Fidelity/(R)/  VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      1,069,218 shares (cost $13,142,119) ...............................................        18,732,692
     Fidelity/(R)/  VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      1,555,767 shares (cost $24,267,464) ...............................................        23,103,142
     Fidelity/(R)/  VIP II - Contrafund/(R)/  Portfolio - Initial Class (FidVIPCon)
      2,253,094 shares (cost $53,637,403) ...............................................        59,977,362
     Fidelity/(R)/  VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)
      69,750 shares (cost $896,214) .....................................................           919,304
     Fidelity/(R)/  VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      276,062 shares (cost $4,252,540) ..................................................         4,436,314
     Fidelity/(R)/  VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
      142,768 shares (cost $3,682,978) ..................................................         4,293,019
     Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      143,487 shares (cost $1,935,205) ..................................................         2,021,738
     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
      (FrVIPRisDiv) 141,814 shares (cost $2,315,285) ....................................         2,517,193
     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
      (FTVIPSmCpVal) 119,087 shares (cost $1,653,348) ...................................         1,887,534
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
      107,380 shares (cost $1,381,595) ..................................................         1,560,227
     Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
      49,712 shares (cost $513,290) .....................................................           573,176
     Gartmore GVIT Dreyfus International Value Fund - Class I (GVITDryIntVal)
      97,426 shares (cost $1,349,667) ...................................................         1,517,900
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      425,977 shares (cost $5,543,723) ..................................................         7,071,225
     Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      178,091 shares (cost $1,887,949) ..................................................         1,928,724
     Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      91,689 shares (cost $746,451) .....................................................           751,849
     Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
      42,249 shares (cost $514,994) .....................................................           541,627
     Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
      98,727 shares (cost $1,032,669) ...................................................         1,055,390
     Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      242,107 shares (cost $924,498) ....................................................           936,952
     Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
      100,170 shares (cost $1,055,617) ..................................................         1,127,917
     Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      1,115,030 shares (cost $13,592,735) ...............................................        12,956,646
     Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      1,593,485 shares (cost $26,578,506) ...............................................        17,145,896
     Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
      113,843 shares (cost $1,201,999) ..................................................         1,311,469
     Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
      58,361 shares (cost $597,078) .....................................................           609,877

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
      428,325 shares (cost $4,359,070) ..................................................   $     4,822,937
     Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
      356,546 shares (cost $3,606,681) ..................................................         4,107,412
     Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
      166,657 shares (cost $1,713,522) ..................................................         1,818,226
     Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
      35,711 shares (cost $239,550) .....................................................           255,687
     Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      51,280 shares (cost $1,124,358) ...................................................         1,268,666
     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      26,695,914 shares (cost $26,695,914) ..............................................        26,695,914
     Gartmore GVIT Nationwide/(R)/  Fund: Class I (GVITNWFund)
      6,720,651 shares (cost $95,814,294) ...............................................        74,800,841
     Gartmore GVIT Nationwide/(R)/  Leaders Fund - Class I (GVITLead)
      12,279 shares (cost $159,231) .....................................................           169,207
     Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      128,526 shares (cost $1,706,915) ..................................................         1,890,624
     Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      1,187,252 shares (cost $12,558,750) ...............................................        14,983,125
     Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      1,229,125 shares (cost $23,929,406) ...............................................        28,220,717
     Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
      76,055 shares (cost $814,787) .....................................................           879,201
     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      121,096 shares (cost $1,192,282) ..................................................         1,210,964
     Janus AS - Balanced Portfolio - Service Shares (JanBal)
      3,731 shares (cost $89,204) .......................................................            94,168
     Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      103,234 shares (cost $2,089,909) ..................................................         2,517,875
     Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      321,390 shares (cost $907,259) ....................................................         1,140,933
     Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      66,152 shares (cost $1,283,075) ...................................................         1,782,123
     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
      6,497 shares (cost $86,898) .......................................................            88,294
     MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
      27,172 shares (cost $240,856) .....................................................           258,409
     MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
      15,067 shares (cost $165,811) .....................................................           182,760
     Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
      4,986 shares (cost $43,469) .......................................................            48,068
     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
      8,321 shares (cost $108,545) ......................................................           115,083
     Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      1,417,598 shares (cost $13,051,390) ...............................................        17,223,820
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      137,968 shares (cost $1,728,291) ..................................................         2,230,940
     Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
      430,063 shares (cost $5,732,402) ..................................................         5,513,405
     Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class (NBAMTMCGrS)
      14,144 shares (cost $220,979) .....................................................           250,765
     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      1,216,935 shares (cost $17,490,604) ...............................................        22,294,243

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
      18,899 shares (cost $241,871) .....................................................   $       264,402
     Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      50,126 shares (cost $1,898,931) ...................................................         2,204,028
     Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      1,078,030 shares (cost $11,895,395) ...............................................        12,397,341
     Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      385,944 shares (cost $11,156,851) .................................................        14,276,083
     Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      1,255,454 shares (cost $27,732,899) ...............................................        37,048,436
     Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
      78,556 shares (cost $649,271) .....................................................           691,297
     Oppenheimer Main Street/(R)/  Fund/VA - Initial Class (OppMSFund)
      78,902 shares (cost $1,483,907) ...................................................         1,644,322
     Oppenheimer Main Street/(R)/  Small Cap Fund/VA - Initial Class (OppMSSmCap)
      29,332 shares (cost $399,529) .....................................................           470,773
     Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      913,606 shares (cost $14,278,614) .................................................        15,851,058
     Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc)
      3,115 shares (cost $72,571) .......................................................            79,239
     Putnam VT - International Equity Fund - IB Shares (PVTIntEq)
      9,031 shares (cost $119,267) ......................................................           132,847
     Putnam VT - Voyager II Fund - IB Shares (PVTVoyII)
      1,964 shares (cost $50,423) .......................................................            53,429
     Strong Opportunity Fund II, Inc (StOpp2)
      1,602,444 shares (cost $32,926,527) ...............................................        35,974,870
     Strong VIF - Strong Discovery Fund II (StDisc2)
      567,107 shares (cost $6,132,915) ..................................................         8,308,120
     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      290,216 shares (cost $3,609,668) ..................................................         3,868,578
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      409,513 shares (cost $4,405,137) ..................................................         6,228,686
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      358,669 shares (cost $4,898,262) ..................................................         6,585,171
     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
      17,491 shares (cost $201,887) .....................................................           202,191
     Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
      260,969 shares (cost $2,234,636) ..................................................         2,320,015
     Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      914,430 shares (cost $13,076,894) .................................................        18,727,534
                                                                                            ---------------
         Total Investments ..............................................................       915,197,126
Accounts Receivable .....................................................................           430,350
                                                                                            ---------------
         Total Assets ...................................................................       915,627,476
Accounts Payable ........................................................................                 -
                                                                                            ---------------
Contract Owners Equity (note 7) .........................................................   $   915,627,476
                                                                                            ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                    Total         AIMBValue       AIMCapAp        AIMCapDev
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $  11,329,028               -               -               -
  Mortality and expense risk charges
   (note 3) .................................      (6,419,845)         (3,551)           (653)           (855)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............       4,909,183          (3,551)           (653)           (855)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....     213,853,565         136,501          61,302          31,229
  Cost of mutual fund shares sold ...........    (216,130,078)       (124,942)        (53,853)        (26,308)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....      (2,276,513)         11,559           7,449           4,921
  Change in unrealized gain (loss)
   on investments ...........................      79,434,320          40,599          (5,301)         20,230
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........      77,157,807          52,158           2,148          25,151
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................       5,894,860               -               -               -
                                                -------------   -------------   -------------   -------------
      Net increase(decrease) in contract
       owners' equity resulting from
       operations ...........................   $  87,961,850          48,607           1,495          24,296
                                                =============   =============   =============   =============

                                                 AlVPGrIncA      AlVPSmCapVA       ACVPBal        ACVPCapAp
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................           6,944             628          92,318               -
  Mortality and expense risk charges
   (note 3) .................................          (4,026)         (3,045)        (40,764)        (93,439)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............           2,918          (2,417)         51,554         (93,439)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         210,912         364,972         821,084        2361,782
  Cost of mutual fund shares sold ...........        (185,926)       (323,411)       (853,243)     (2,982,019)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....          24,986          41,561         (32,159)       (620,237)
  Change in unrealized gain (loss)
   on investments ...........................          50,846          68,703         457,056       1,468,614
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........          75,832         110,264         424,897         848,377
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -           8,078               -               -
                                                -------------   -------------   -------------   -------------
      Net increase(decrease) in contract
       owners' equity resulting from
       operations ...........................          78,750         115,925         476,451         754,938
                                                =============   =============   =============   =============

                                                  ACVPIncGr     ACVPInflaPro       ACVPInt        ACVPUItra
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $      53,276          20,128          61,454               -
  Mortality and expense risk charges
   (note 3) .................................         (26,146)         (4,073)        (76,947)         (5,362)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          27,130          16,055         (15,493)         (5,362)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         828,018         284,019       2,807,667       1,545,969
  Cost of mutual fund shares sold ...........        (659,417)       (283,364)     (2,936,660)     (1,553,392)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         168,601             655        (128,993)         (7,423)
  Change in unrealized gain (loss)
   on investments ...........................         221,739           9,790       1,534,838          40,489
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         390,340          10,445       1,405,845          33,066
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -             172               -               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $     417,470          26,672       1,390,352          27,704
                                                =============   =============   =============   =============

                                                   ACVPVal         CSGPVen        CSIntFoc        CSSmCapGr
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................         129,944               _          59,850               _
  Mortality and expense risk charges
   (note 3) .................................         (92,656)         (5,968)        (40,767)       (103,596)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          37,288          (5,968)         19,083        (103,596)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       4,015,736         277,270         950,759       3,286,563
  Cost of mutual fund shares sold ...........      (3,534,625)       (218,165)       (864,338)     (2,486,875)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         481,111          59,105          86,421         799,688
  Change in unrealized gain (loss)
   on investments ...........................       1,012,962          73,406         694,824         682,170
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........       1,494,073         132,511         781,245       1,481,858
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................         100,800               _               -               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................       1,632,161         126,543         800,328       1,378,262
                                                =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                 DrySmCapIxS       DrySRGro       DryStkIx        DryVIFApp
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $       7,392          36,080       1,408,140         101,724
  Mortality and expense risk charges
   (note 3) .................................          (8,566)        (69,808)       (535,064)        (45,253)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          (1,174)        (33,728)        873,076          56,471
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         720,708       1,653,034      10,291,131       1,535,992
  Cost of mutual fund shares sold ...........        (589,224)     (2,459,733)    (11,824,016)     (1,380,980)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         131,484        (806,699)     (1,532,885)        155,012
  Change in unrealized gain (loss)
   on investments ...........................         172,260       1,328,566       8,040,385          46,494
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         303,744         521,867       6,507,500         201,506
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................          41,304               -               -               -
                                                -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     343,874         488,139       7,380,576         257,977
                                                =============   =============   =============   =============
                                                 DryVIFDevLd     DryVIFGrInc      FedAmLead        FedCapAp
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................             826          30,102             236              48
  Mortality and expense risk charges
   (note 3) .................................          (2,488)        (16,763)           (418)           (117)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          (1,662)         13,339            (182)            (69)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         157,204         501,232           8,549           1,035
  Cost of mutual fund shares sold ...........        (141,214)       (617,819)         (7,970)           (926)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....          15,990        (116,587)            579             109
  Change in unrealized gain (loss)
   on investments ...........................          12,674         272,360          10,052           1,916
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........          28,664         155,773          10,631           2,025
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                                -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................          27,002         169,112          10,449           1,956
                                                =============   =============   =============   =============

                                                  FedQualBd       FidVIPEI        FidVIPGr        FidVIPHI
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $      68,628       1,144,044         243,960       2,035,634
  Mortality and expense risk charges
   (note 3) .................................         (10,022)       (551,425)       (687,550)       (170,835)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          58,606         592,619        (443,590)      1,864,799
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         872,353       8,195,577       9,346,321      21,439,178
  Cost of mutual fund shares sold ...........        (900,050)     (8,330,036)    (13,259,195)    (19,218,334)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         (27,697)       (134,459)     (3,912,874)      2,220,844
  Change in unrealized gain (loss)
   on investments ...........................         (13,787)      6,772,765       6,531,064      (1,972,719)
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         (41,484)      6,638,306       2,618,190         248,125
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................          15,062         273,300               -               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $      32,184       7,504,225       2,174,600       2,112,924
                                                =============   =============   =============   =============
                                                  FidVIPOv         FidVIPAM       FidVIPCon      FidVIPIGBdS
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................         198,082         643,386         187,464          15,192
  Mortality and expense risk charges
   (note 3) .................................        (128,515)       (181,994)       (406,716)         (4,419)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          69,567         461,392        (219,252)         10,773
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       2,092,008       2,880,210       5,634,125         620,825
  Cost of mutual fund shares sold ...........      (1,855,921)     (3,409,358)     (5,706,241)       (631,215)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         236,087        (529,148)        (72,116)        (10,390)
  Change in unrealized gain (loss)
   on investments ...........................       1,839,902       1,123,796       7,993,551          18,606
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........       2,075,989         594,648       7,921,435           8,216
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -          10,740
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................       2,145,556       1,056,040       7,702,183          29,729
                                                =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                 FidVIPGrOp      FidVIPMCapS      FidVIPValS     FrVIPRisDiv
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $      22,204               -               -          11,392
  Mortality and expense risk charges
   (note 3) .................................         (28,389)        (13,935)        (16,146)        (10,367)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          (6,185)        (13,935)        (16,146)          1,025
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         716,350         491,820       2,690,263         364,996
  Cost of mutual fund shares sold ...........        (994,285)       (420,100)     (2,480,261)       (319,621)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....        (277,935)         71,720         210,002          45,375
  Change in unrealized gain (loss)
   on investments ...........................         555,712         551,905         (95,148)        136,846
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         277,777         623,625         114,854         182,221
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -           5,608          20,468
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $     271,592         609,690         104,316         203,714
                                                =============   =============   =============   =============
                                                 FTVIPSmCpVal    FrVIPForSec      GVITCVal      GVITDryIntVal
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................           1,484           9,792           5,000          14,760
  Mortality and expense risk charges
   (note 3) .................................          (5,035)         (5,504)         (2,266)         (4,594)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          (3,551)          4,288           2,734          10,166
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         134,375         197,646          55,274         266,320
  Cost of mutual fund shares sold ...........        (113,115)       (171,842)        (46,326)       (242,793)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....          21,260          25,804           8,948          23,527
  Change in unrealized gain (loss)
   on investments ...........................         219,705         147,057          47,320         150,304
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         240,965         172,861          56,268         173,831
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         237,414         177,149          59,002         183,997
                                                =============   =============   =============   =============

                                                GVITDMidCapI     GVITEmMrkts      GVITFHiInc     GVITGlFin1
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $      36,744          17,808          33,194           7,162
  Mortality and expense risk charges
   (note 3) .................................         (48,610)        (13,835)         (2,196)         (4,109)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............         (11,866)          3,973          30,998           3,053
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       1,849,745       1,573,388         425,175         317,972
  Cost of mutual fund shares sold ...........      (1,371,033)     (1,334,879)       (422,071)       (297,131)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         478,712         238,509           3,104          20,841
  Change in unrealized gain (loss)
   on investments ...........................         286,574        (187,562)          1,341          22,641
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         765,286          50,947           4,445          43,482
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................         166,818         154,636               -          31,262
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $     920,238         209,556          35,443          77,797
                                                =============   =============   =============   =============
                                                 GVITGlHlth       GVITGlTech      GVITGlUtl1      GVITGvtBd
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................               -               -           7,418         790,932
  Mortality and expense risk charges
   (note 3) .................................          (7,884)         (9,013)         (2,929)       (108,869)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          (7,884)         (9,013)          4,489         682,063
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         932,369       1,123,742         203,115       4,995,395
  Cost of mutual fund shares sold ...........        (971,925)     (1,078,078)       (165,380)     (5,204,762)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         (39,556)         45,664          37,735        (209,367)
  Change in unrealized gain (loss)
   on investments ...........................          55,376         (46,031)         54,265        (428,372)
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........          15,820            (367)         92,000        (637,739)
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................           4,166               -          46,716         298,626
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................          12,102          (9,380)        143,205         342,950
                                                =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                  GVITGrowth      GVITIDAgg       GVITIDCon       GVITIDMod
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $      54,066          19,100          13,018          78,146
  Mortality and expense risk charges
   (note 3) .................................        (120,392)         (8,018)         (4,003)        (23,827)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............         (66,326)         11,082           9,015          54,319
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       1,819,888         222,698         209,097         427,411
  Cost of mutual fund shares sold ...........      (4,936,838)       (189,363)       (196,454)       (360,031)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....      (3,116,950)         33,335          12,643          67,380
  Change in unrealized gain (loss)
   on investments ...........................       4,364,984          71,983          (2,310)        189,320
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........       1,248,034         105,318          10,333         256,700
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -          27,300           5,140          19,510
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $   1,181,708         143,700          24,488         330,529
                                                =============   =============   =============   =============
                                                GVITIDModAgg     GVITIDModCon     GVITIntGro     GVITSMdCpGr
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................          59,358          33,856           2,026               -
  Mortality and expense risk charges
   (note 3) .................................         (22,974)        (11,137)         (1,140)         (9,995)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          36,384          22,719             886          (9,995)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         300,197         172,210         147,742       2,140,761
  Cost of mutual fund shares sold ...........        (236,745)       (151,765)       (142,642)     (1,963,658)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....          63,452          20,445           5,100         177,103
  Change in unrealized gain (loss)
   on investments ...........................         223,424          55,620          11,025          (5,663)
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         286,876          76,065          16,125         171,440
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................          48,204           7,790               -               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................         371,464         106,574          17,011         161,445
                                                =============   =============   =============   =============

                                                  GVITMyMkt       GVITNWFund       GVITLead      GVITSmCapGr
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $     254,094         927,372             562               -
  Mortality and expense risk charges
   (note 3) .................................        (239,268)       (542,138)           (849)        (10,577)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          14,826         385,234            (287)        (10,577)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....      41,434,418       6,177,723         127,157       1,124,812
  Cost of mutual fund shares sold ...........     (41,434,418)     (9,686,214)       (108,189)     (1,018,356)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....               -      (3,508,491)         18,968         106,456
  Change in unrealized gain (loss)
   on investments ...........................               -       9,344,235          (7,534)         82,462
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........               -       5,835,744          11,434         188,918
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -           2,094               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $      14,826       6,220,978          13,241         178,341
                                                =============   =============   =============   =============
                                                 GVITSmCapVal     GVITSmComp      GVITTGroFoc     GVITUSGro
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................              30               -               -               -
  Mortality and expense risk charges
   (note 3) .................................        (103,969)       (185,854)         (1,480)         (6,707)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............        (103,939)       (185,854)         (1,480)         (6,707)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       6,428,617       5,813,238         794,532         831,207
  Cost of mutual fund shares sold ...........      (4,200,648)     (5,071,595)       (696,749)       (867,889)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....       2,227,969         741,643          97,783         (36,682)
  Change in unrealized gain (loss)
   on investments ...........................      (1,098,406)        733,177         (76,678)         78,876
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........       1,129,563       1,474,820          21,105          42,194
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................       1,045,306       3,163,878               -          43,050
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................       2,070,930       4,452,844          19,625          78,537
                                                =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                               GVITVKMultiSec      JanBal          JanCapAp        JanGlTech
                                               --------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................  $       56,154           1,814             588               -
  Mortality and expense risk charges
   (note 3) .................................          (8,221)           (392)        (17,406)         (8,182)
                                               --------------   -------------   -------------   -------------
    Net investment income (loss) ............          47,933           1,422         (16,818)         (8,182)
                                               --------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         915,668           9,453       1,457,996         407,483
  Cost of mutual fund shares sold ...........        (904,606)         (8,816)     (1,276,550)       (333,885)
                                               --------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....          11,062             637         181,446          73,598
  Change in unrealized gain (loss)
   on investments ...........................          (2,839)          4,089         200,822         (70,981)
                                               --------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........           8,223           4,726         382,268           2,617
                                               --------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                               --------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................  $       56,156           6,148         365,450          (5,565)
                                               ==============   =============   =============   =============
                                                 JanIntGro      JanRMgLgCap    MFSVITInvGrwI    MFSVITValIn
                                               -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................         13,582             860               -             284
  Mortality and expense risk charges
   (note 3) .................................        (12,186)           (305)         (1,241)           (523)
                                               -------------   -------------   -------------   -------------
    Net investment income (loss) ............          1,396             555          (1,241)           (239)
                                               -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....        641,832          69,845         111,895          21,472
  Cost of mutual fund shares sold ...........       (435,978)        (69,504)       (110,909)        (18,422)
                                               -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....        205,854             341             986           3,050
  Change in unrealized gain (loss)
   on investments ...........................         46,089             894          16,004          13,100
                                               -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........        251,943           1,235          16,990          16,150
                                               -------------   -------------   -------------   -------------
  Reinvested capital gains ..................              -           5,250               -             842
                                               -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................        253,339           7,040          15,749          16,753
                                               =============   =============   =============   =============

                                                   NBAMTBal       NBAMTFasc        NBAMTGro       NBAMTGuard
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $         910               -               -           2,382
  Mortality and expense risk charges
   (note 3) .................................            (560)           (241)       (122,271)        (12,390)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............             350            (241)       (122,271)        (10,008)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....          33,470           4,232       3,612,425         498,563
  Cost of mutual fund shares sold ...........         (32,566)         (3,766)     (3,678,212)       (357,280)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....             904             466         (65,787)        141,283
  Change in unrealized gain (loss)
   on investments ...........................           4,443           5,792       2,575,966         151,481
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........           5,347           6,258       2,510,179         292,764
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -             152               -               -
                                                -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $       5,697           6,169       2,387,908         282,756
                                                =============   =============   =============   =============
                                                  NBAMTLMat      NBAMTMCGrS       NBAMTPart       NBAMSocRes
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................         217,694               -           2,328               -
  Mortality and expense risk charges
   (note 3) .................................         (44,601)         (1,734)       (137,210)           (810)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............         173,093          (1,734)       (134,882)           (810)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       1,878,608         258,684       2,862,874           5,959
  Cost of mutual fund shares sold ...........      (1,876,540)       (243,224)     (2,651,175)         (4,827)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....           2,068          15,460         211,699           1,132
  Change in unrealized gain (loss)
   on investments ...........................        (172,376)         20,124       3,414,183          18,249
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........        (170,308)         35,584       3,625,882          19,381
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                                -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................           2,785          33,850       3,491,000          18,571
                                                =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                  OppAggGro        OppBdFd         OppCapAp        OppGlSec
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $           -         620,700          46,112         418,342
  Mortality and expense risk charges
   (note 3) .................................         (15,105)        (90,118)       (104,504)       (248,060)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............         (15,105)        530,582         (58,392)        170,282
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       1,045,613       2,227,685       2,912,724       3,870,507
  Cost of mutual fund shares sold ...........        (969,566)     (2,218,368)     (2,590,637)     (4,017,305)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....          76,047           9,317         322,087        (146,798)
  Change in unrealized gain (loss)
   on investments ...........................         268,323          46,534         548,435       5,762,698
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........         344,370          55,851         870,522       5,615,900
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                                -------------   -------------   -------------   -------------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................   $     329,265         586,433         812,130       5,786,182
                                                =============   =============   =============   =============
                                                 OppHighInc       OppMSFund       OppMSSmCap      OppMultStr
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................          23,054          13,498               -         156,530
  Mortality and expense risk charges
   (note 3) .................................          (3,025)        (10,908)         (2,876)       (118,739)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............          20,029           2,590          (2,876)         37,791
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....         228,090         638,302         319,347       1,999,990
  Cost of mutual fund shares sold ...........        (221,958)       (567,148)       (285,295)     (1,994,964)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....           6,132          71,154          34,052           5,026
  Change in unrealized gain (loss)
   on investments ...........................          26,739          46,372          41,925       1,342,038
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........          32,871         117,526          75,977       1,347,064
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                                -------------   -------------   -------------   -------------
     Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................          52,900         120,116          73,101       1,384,855
                                                =============   =============   =============   =============

                                                  PVTGroInc       PVTIntEq         PVTVoyII         StOpp2
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $       1,226           1,660              74               -
  Mortality and expense risk charges
   (note 3) .................................            (460)           (782)           (152)       (262,942)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............             766             878             (78)       (262,942)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....          37,156          54,622           1,122       5,060,109
  Cost of mutual fund shares sold ...........         (34,727)        (48,845)         (1,022)     (5,375,936)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....           2,429           5,777             100        (315,827)
  Change in unrealized gain (loss)
   on investments ...........................           5,108           8,163           1,982       6,108,252
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........           7,537          13,940           2,082       5,792,425
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................   $       8,303          14,818           2,004       5,529,483
                                                =============   =============   =============   =============
                                                   StDisc2         VEWrldBd      VEWrldEMkt       VEWrldHAs
                                                -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................               -         350,920          32,588          20,834
  Mortality and expense risk charges
   (note 3) .................................         (57,587)        (32,639)        (37,709)        (42,536)
                                                -------------   -------------   -------------   -------------
    Net investment income (loss) ............         (57,587)        318,281          (5,121)        (21,702)
                                                -------------   -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....       1,190,618       2,282,703       2,195,648       1,851,614
  Cost of mutual fund shares sold ...........        (894,194)     (2,273,091)     (1,486,897)     (1,315,878)
                                                -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .....         296,424           9,612         708,751         535,736
  Change in unrealized gain (loss)
   on investments ...........................         813,089         (13,258)        452,466         666,602
                                                -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..........       1,109,513          (3,646)      1,161,217       1,202,338
                                                -------------   -------------   -------------   -------------
  Reinvested capital gains ..................               -               -               -               -
                                                -------------   -------------   -------------   -------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...........................       1,051,926         314,635       1,156,096       1,180,636
                                                =============   =============   =============   =============

                                                                     (Continued)
                                       11

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                   VKoreFI         VKEmMkt       VKUSRealEst
                                                -------------   -------------   -------------
Investment activity:
  Reinvested dividends ......................   $       5,548         162,392         233,956
  Mortality and expense risk charges
   (note 3) .................................            (802)        (16,049)       (108,769)
                                                -------------   -------------   -------------
    Net investment income (loss) ............           4,746         146,343         125,187
                                                -------------   -------------   -------------
  Proceeds from mutual fund shares sold .....          38,736       2,681,844       3,983,758
  Cost of mutual fund shares sold ...........         (38,306)     (2,609,088)     (2,866,667)
                                                -------------   -------------   -------------
    Realized gain (loss) on investments .....             430          72,756       1,117,091
  Change in unrealized gain (loss)
   on investments ...........................            (110)        (96,117)      3,194,741
                                                -------------   -------------   -------------
     Net gain (loss) on investments .........             320         (23,361)      4,311,832
                                                -------------   -------------   -------------
  Reinvested capital gains ..................             334          75,894         272,360
                                                -------------   -------------   -------------
       Net increase (decrease) in contract
        owners' equity resulting from
        operations ..........................   $       5,400         198,876       4,709,379
                                                =============   =============   =============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                          Total                        AIMBValue
                                              -----------------------------   ---------------------------
                                                  2004            2003            2004           2003
                                              -------------   -------------   ------------   ------------
Investment activity:
  Net investment income (loss) .............  $   4,909,183       3,052,110         (3,551)          (294)
  Realized gain (loss) on investments ......     (2,276,513)    (36,230,760)        11,559          4,489
  Change in unrealized gain (loss)
   on investments ..........................     79,434,320     223,498,022         40,599         13,517
  Reinvested capital gains .................      5,894,860         231,065              -              -
                                              -------------   -------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................     87,961,850     190,550,437         48,607         17,712
                                              -------------   -------------   ------------   ------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ................     69,481,040      79,106,617         35,522         13,196
  Transfers between funds ..................              -               -        493,566        174,047
  Surrenders (note 6) ......................    (73,138,728)    (65,928,134)      (101,278)             -
  Death benefits (note 4) ..................     (4,542,616)     (2,595,113)             -              -
  Net policy repayments (loans) (note 5) ...      3,031,442       2,893,261          7,288              -
  Deductions for surrender charges
   (note 2d) ...............................     (1,863,380)     (3,047,308)          (472)             -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .......................    (45,778,018)    (46,579,808)       (15,900)        (1,479)
  Asset charges (note 3):
    MSP contracts ..........................       (401,693)       (360,513)           (37)           (11)
    LSFP contracts .........................       (408,347)       (348,047)           (81)           (21)
  Adjustments to maintain reserves .........       (276,260)        847,458             84             (6)
                                              -------------   -------------   ------------   ------------
      Net equity transactions ..............    (53,896,560)    (36,011,587)       418,692        185,726
                                              -------------   -------------   ------------   ------------
Net change in contract owners' equity ......     34,065,290     154,538,850        467,299        203,438
Contract owners' equity beginning
 of period .................................    881,562,186     727,023,336        203,438              -
                                              -------------   -------------   ------------   ------------
Contract owners' equity end of period ......  $ 915,627,476     881,562,186        670,737        203,438
                                              =============   =============   ============   ============
CHANGES IN UNITS:
  Beginning units ..........................     42,122,919      43,194,768         15,645              -
                                              -------------   -------------   ------------   ------------
  Units purchased ..........................      8,772,462       9,067,289         39,833         15,769
  Units redeemed ...........................    (11,514,275)    (10,139,138)        (8,668)          (124)
                                              -------------   -------------   ------------   ------------
  Ending units .............................     39,381,106      42,122,919         46,810         15,645
                                              =============   =============   ============   ============
                                                        AIMCapAp                     AIMCapDev
                                              ---------------------------   ---------------------------
                                                  2004           2003           2004           2003
                                              ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) .............          (653)          (235)          (855)          (105)
  Realized gain (loss) on investments ......         7,449            525          4,921            740
  Change in unrealized gain (loss)
   on investments ..........................        (5,301)         8,278         20,230          4,627
  Reinvested capital gains .................             -              -              -              -
                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ............................         1,495          8,568         24,296          5,262
                                              ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ................        29,196          4,077         13,168         17,738
  Transfers between funds ..................       (26,360)        54,624        148,686         39,891
  Surrenders (note 6) ......................       (10,006)             -           (582)             -
  Death benefits (note 4) ..................             -              -              -              -
  Net policy repayments (loans) (note 5) ...             -              -           (684)             -
  Deductions for surrender charges
   (note 2d) ...............................          (164)             -             (8)             -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .......................        (2,518)          (554)        (7,884)          (518)
  Asset charges (note 3):
    MSP contracts ..........................             -              -            (16)             -
    LSFP contracts .........................            (8)             -           (191)           (11)
  Adjustments to maintain reserves .........            54             (4)            88             12
                                              ------------   ------------   ------------   ------------
      Net equity transactions ..............        (9,806)        58,143        152,577         57,112
                                              ------------   ------------   ------------   ------------
Net change in contract owners' equity ......        (8,311)        66,711        176,873         62,374
Contract owners' equity beginning
 of period .................................        66,711              -         62,374              -
                                              ------------   ------------   ------------   ------------
Contract owners' equity end of period ......        58,400         66,711        239,247         62,374
                                              ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..........................         5,411              -          4,816              -
                                              ------------   ------------   ------------   ------------
  Units purchased ..........................         2,721          5,459         11,990          4,859
  Units redeemed ...........................        (3,656)           (48)          (724)           (43)
                                              ------------   ------------   ------------   ------------
  Ending units .............................         4,476          5,411         16,082          4,816
                                              ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                       AIVPGrIncA                     AIVPSmCapVA
                                              -----------------------------   ---------------------------
                                                  2004            2003            2004           2003
                                              -------------   -------------   ------------   ------------
Investment activity:
  Net investment income (loss) .............  $       2,918            (418)        (2,417)          (292)
  Realized gain (loss) on investments ......         24,986              75         41,561            942
  Change in unrealized gain (loss)
   on investments ..........................         50,846          32,761         68,703         20,545
  Reinvested capital gains .................              -               -          8,078             31
                                              -------------   -------------   ------------   ------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations ..............................         78,750          32,418        115,925         21,226
                                              -------------   -------------   ------------   ------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ................        127,076          33,861         49,214         10,110
  Transfers between funds ..................        398,776         352,236        631,852        188,663
  Surrenders (note 6) ......................        (64,460)            (29)       (86,583)        (7,886)
  Death benefits (note 4) ..................              -               -              -              -
  Net policy repayments (loans) (note 5) ...         (5,074)          1,309        (52,904)         1,348
  Deductions for surrender charges
   (note 2d) ...............................         (1,890)             (1)          (147)          (364)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .......................        (34,606)         (3,094)       (15,714)        (1,814)
  Asset charges (note 3):
    MSP contracts ..........................           (855)           (130)          (504)           (97)
    LSFP contracts .........................           (788)           (188)          (194)             -
  Adjustments to maintain reserves .........            127              (5)           201            155
                                              -------------   -------------   ------------   ------------
      Net equity transactions ..............        418,306         383,959        525,221        190,115
                                              -------------   -------------   ------------   ------------
Net change in contract owners' equity ......        497,056         416,377        641,146        211,341
Contract owners' equity beginning
 of period .................................        416,377               -        211,341              -
                                              -------------   -------------   ------------   ------------
Contract owners' equity end of period ......  $     913,433         416,377        852,487        211,341
                                              =============   =============   ============   ============
CHANGES IN UNITS:
  Beginning units ..........................         33,587               -         15,381              -
                                              -------------   -------------   ------------   ------------
  Units purchased ..........................         40,603          33,907         46,840         15,534
  Units redeemed ...........................         (7,732)           (320)        (9,837)          (153)
                                              -------------   -------------   ------------   ------------
  Ending units .............................         66,458          33,587         52,384         15,381
                                              =============   =============   ============   ============
                                                        ACVPBal                      ACVPCapAp
                                              ---------------------------   ---------------------------
                                                  2004           2003            2004          2003
                                              ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) .............        51,554         90,489        (93,439)       (92,344)
  Realized gain (loss) on investments ......       (32,159)      (326,105)      (620,237)    (1,902,562)
  Change in unrealized gain (loss)
   on investments ..........................       457,056      1,118,651      1,468,614      4,110,801
  Reinvested capital gains .................             -              -              -              -
                                              ------------   ------------   ------------   ------------
  Net increase (decrease) in contract
   owners' equity resulting from
   operations ..............................       476,451        883,035        754,938      2,115,895
                                              ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ................       391,466        538,281      1,058,944      1,235,265
  Transfers between funds ..................        23,106        193,768       (952,342)      (407,015)
  Surrenders (note 6) ......................      (473,397)      (281,959)    (1,043,813)      (646,593)
  Death benefits (note 4) ..................       (57,230)       (12,858)       (30,998)        (3,714)
  Net policy repayments (loans) (note 5) ...        42,342        (42,073)      (171,170)       102,148
  Deductions for surrender charges
   (note 2d) ...............................        (9,903)       (13,033)       (13,664)       (29,887)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .......................      (273,398)      (292,765)      (713,770)      (791,534)
  Asset charges (note 3):
    MSP contracts ..........................        (4,296)        (3,799)        (4,329)        (4,502)
    LSFP contracts .........................        (1,547)        (1,595)        (2,365)        (2,026)
  Adjustments to maintain reserves .........       (16,752)         3,370         13,111         32,991
                                              ------------   ------------   ------------   ------------
      Net equity transactions ..............      (379,609)        87,337     (1,860,396)      (514,867)
                                              ------------   ------------   ------------   ------------
Net change in contract owners' equity ......        96,842        970,372     (1,105,458)     1,601,028
Contract owners' equity beginning
 of period .................................     5,629,641      4,659,269     13,098,949     11,497,921
                                              ------------   ------------   ------------   ------------
Contract owners' equity end of period ......     5,726,483      5,629,641     11,993,491     13,098,949
                                              ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ..........................       281,953        277,290        787,974        839,237
                                              ------------   ------------   ------------   ------------
  Units purchased ..........................        46,826         47,943        104,451        118,180
  Units redeemed ...........................       (64,879)       (43,280)      (234,331)      (169,443)
                                              ------------   ------------   ------------   ------------
  Ending units .............................       263,900        281,953        658,094        787,974
                                              ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              ACVPIncGr                        ACVPInflaPro
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................   $       27,130           19,586           16,055              443
  Realized gain (loss) on investments ..........          168,601         (256,841)             655             (225)
  Change in unrealized gain (loss)
   on investments ..............................          221,739        1,047,403            9,790            1,001
  Reinvested capital gains .....................                -                -              172               18
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................          417,470          810,148           26,672            1,237
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................          226,060          359,246           87,896           19,342
  Transfers between funds ......................          (75,266)          82,945          819,828           66,741
  Surrenders (note 6) ..........................         (296,076)        (322,295)         (18,824)               -
  Death benefits (note 4) ......................                -          (10,466)               -                -
  Net policy repayments (loans) (note 5) .......           (5,576)         (17,312)          (2,120)         (10,850)
  Deductions for surrender charges (note 2d) ...          (15,820)         (14,897)             (64)               -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................         (168,154)        (173,350)         (24,724)          (1,292)
  Asset charges (note 3):
    MSP contracts ..............................           (2,732)          (2,173)            (158)               -
    LSFP contracts .............................           (1,729)          (2,145)             (47)             (30)
  Adjustments to maintain reserves .............              242              (19)             (36)             (12)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................         (339,051)        (100,466)         861,751           73,899
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........           78,419          709,682          888,423           75,136
Contract owners' equity beginning
 of period .....................................        3,742,003        3,032,321           75,136                -
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........   $    3,820,422        3,742,003          963,559           75,136
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................          353,293          368,062            7,313                -
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................           49,103           51,709           85,609            8,499
  Units redeemed ...............................          (80,382)         (66,478)          (3,676)          (1,186)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................          322,014          353,293           89,246            7,313
                                                   ==============   ==============   ==============   ==============

                                                               ACVPInt                          ACVPUltra
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................          (15,493)           1,294           (5,362)          (2,083)
  Realized gain (loss) on investments ..........         (128,993)      (1,820,628)          (7,423)          22,471
  Change in unrealized gain (loss)
   on investments ..............................        1,534,838        4,044,090           40,489           31,622
  Reinvested capital gains .....................                -                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................        1,390,352        2,224,756           27,704           52,010
                                                   --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................          772,956        1,270,341           69,390           51,821
  Transfers between funds ......................       (1,004,794)        (927,232)         446,860          637,951
  Surrenders (note 6) ..........................         (865,282)      (1,014,639)         (19,123)         (38,610)
  Death benefits (note 4) ......................          (17,724)         (23,621)         (10,646)               -
  Net policy repayments (loans) (note 5) .......          (12,270)          63,696           (6,214)        (205,636)
  Deductions for surrender charges (note 2d) ...          (31,075)         (46,898)            (226)          (1,785)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................         (494,264)        (546,856)         (26,972)         (10,651)
  Asset charges (note 3):
    MSP contracts ..............................           (3,576)          (3,290)            (876)            (419)
    LSFP contracts .............................           (6,467)          (6,570)            (642)            (145)
  Adjustments to maintain reserves .............          (16,185)          11,971              122         (104,636)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................       (1,678,681)      (1,223,098)         451,673          327,890
                                                   --------------   --------------   --------------   --------------
Net change in contract owners' equity ..........         (288,329)       1,001,658          479,377          379,900
Contract owners' equity beginning
 of period .....................................       11,474,398       10,472,740          466,000           86,100
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........       11,186,069       11,474,398          945,377          466,000
                                                   ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ..............................          762,045          860,438           46,927           10,760
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................           92,138          107,107           49,139           66,318
  Units redeemed ...............................         (203,609)        (205,500)          (9,548)         (30,151)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................          650,574          762,045           86,518           46,927
                                                   ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               ACVPVal                           CSGPVen
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................   $       37,288           38,127           (5,968)          (5,477)
  Realized gain (loss) on investments ..........          481,111         (468,624)          59,105          142,046
  Change in unrealized gain (loss)
   on investments ..............................        1,012,962        3,272,161           73,406          162,735
  Reinvested capital gains .....................          100,800                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................        1,632,161        2,841,664          126,543          299,304
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................          901,250          890,906           52,592           72,537
  Transfers between funds ......................         (334,816)        (303,398)        (128,082)        (646,030)
  Surrenders (note 6) ..........................       (1,231,770)      (1,332,433)         (41,977)         (81,611)
  Death benefits (note 4) ......................          (68,752)         (32,386)          (4,548)               -
  Net policy repayments (loans) (note 5) .......          258,974          388,906           (7,418)           7,169
  Deductions for surrender charges (note 2d) ...          (21,878)         (61,587)          (1,426)          (3,772)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................         (501,372)        (506,696)         (39,452)         (44,504)
  Asset charges (note 3):
    MSP contracts ..............................           (7,193)          (5,716)            (483)            (353)
    LSFP contracts .............................           (8,766)          (8,230)            (641)            (481)
  Adjustments to maintain reserves .............              745          (10,775)              83               (5)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................       (1,013,578)        (981,409)        (171,352)        (697,050)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........          618,583        1,860,255          (44,809)        (397,746)
Contract owners' equity beginning
 of period .....................................       12,750,977       10,890,722          875,066        1,272,812
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........   $   13,369,560       12,750,977          830,257          875,066
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................          672,518          735,597           81,649          174,334
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................          133,333          105,740            9,118           19,057
  Units redeemed ...............................         (184,657)        (168,819)         (25,069)        (111,742)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................          621,194          672,518           65,698           81,649
                                                   ==============   ==============   ==============   ==============

                                                              CSIntFoc                          CSSmCapGr
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................           19,083          (11,298)        (103,596)         (89,532)
  Realized gain (loss) on investments ..........           86,421          (57,724)         799,688       (1,559,060)
  Change in unrealized gain (loss)
   on investments ..............................          694,824        1,638,617          682,170        6,398,613
  Reinvested capital gains .....................                -                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................          800,328        1,569,595        1,378,262        4,750,021
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................          482,274          589,111        1,143,502        1,395,647
  Transfers between funds ......................         (155,782)        (322,319)        (962,634)          22,985
  Surrenders (note 6) ..........................         (367,092)        (404,585)      (1,237,023)        (782,163)
  Death benefits (note 4) ......................          (18,522)         (10,839)         (28,560)         (36,374)
  Net policy repayments (loans) (note 5) .......           (5,770)          55,209           77,356          (59,178)
  Deductions for surrender charges (note 2d) ...          (14,049)         (18,701)         (43,380)         (36,153)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................         (305,216)        (302,094)        (769,020)        (769,185)
  Asset charges (note 3):
    MSP contracts ..............................           (3,639)          (2,338)          (4,704)          (3,361)
    LSFP contracts .............................           (5,035)          (4,458)          (9,701)          (7,181)
  Adjustments to maintain reserves .............              501           (2,077)           1,336             (161)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................         (392,330)        (423,091)      (1,832,828)        (275,124)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........          407,998        1,146,504         (454,566)       4,474,897
Contract owners' equity beginning
 of period .....................................        6,195,578        5,049,074       14,884,787       10,409,890
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........        6,603,576        6,195,578       14,430,221       14,884,787
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................          591,551          637,322          906,285          932,671
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................           85,208           90,205          134,426          132,389
  Units redeemed ...............................         (123,577)        (135,976)        (239,399)        (158,775)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................          553,182          591,551          801,312          906,285
                                                   ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySmCapIxS                        DrySRGro
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................   $       (1,174)          (1,552)         (33,728)         (57,090)
  Realized gain (loss) on investments ..........          131,484           65,355         (806,699)        (745,207)
  Change in unrealized gain (loss)
   on investments ..............................          172,260          101,495        1,328,566        2,849,243
  Reinvested capital gains .....................           41,304            5,323                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from
    operations .................................          343,874          170,621          488,139        2,046,946
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................          161,358           34,884        1,128,736        1,300,735
  Transfers between funds ......................          630,836          554,704         (666,026)        (354,728)
  Surrenders (note 6) ..........................          (64,217)         (53,225)        (831,998)        (728,259)
  Death benefits (note 4) ......................                -                -          (37,622)         (47,698)
  Net policy repayments (loans) (note 5) .......          (40,932)         (11,377)          15,494           95,761
  Deductions for surrender charges (note 2d) ...           (3,743)          (2,460)         (23,562)         (33,661)
   Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..........................          (47,766)         (12,026)        (714,430)        (774,418)
  Asset charges (note 3):
    MSP contracts ..............................           (2,217)            (681)          (2,730)          (2,600)
    LSFP contracts .............................           (1,297)            (142)          (3,474)          (3,343)
  Adjustments to maintain reserves .............              157          325,606           (4,322)           4,702
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................          632,179          835,283       (1,139,934)        (543,509)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........          976,053        1,005,904         (651,795)       1,503,437
Contract owners' equity beginning
 of period .....................................        1,116,634          110,730        9,989,459        8,486,022
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........   $    2,092,687        1,116,634        9,337,664        9,989,459
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................          106,585           14,471          474,191          505,221
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................           76,878          101,010           89,754           81,656
  Units redeemed ...............................          (18,449)          (8,896)        (143,507)        (112,686)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................          165,014          106,585          420,438          474,191
                                                   ==============   ==============   ==============   ==============

                                                               DryStkIx                         DryVIFApp
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................          873,076          545,235           56,471           39,229
  Realized gain (loss) on investments ..........       (1,532,885)      (2,046,981)         155,012       (1,007,708)
  Change in unrealized gain (loss)
   on investments ..............................        8,040,385       18,594,894           46,494        2,073,274
  Reinvested capital gains .....................                -                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from
    operations .................................        7,380,576       17,093,148          257,977        1,104,795
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................        5,819,012        6,831,591          473,540          532,770
  Transfers between funds ......................         (761,242)        (215,290)        (289,280)          14,944
  Surrenders (note 6) ..........................       (5,274,180)      (4,911,709)        (612,235)        (525,761)
  Death benefits (note 4) ......................          (76,370)        (106,620)          (3,640)          (2,993)
  Net policy repayments (loans) (note 5) .......          (19,290)          43,990          127,596          (21,948)
  Deductions for surrender charges (note 2d) ...         (169,358)        (227,027)         (17,243)         (24,302)
   Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..........................       (3,849,024)      (3,976,253)        (276,726)        (302,722)
  Asset charges (note 3):
    MSP contracts ..............................          (33,721)         (28,833)          (1,480)          (1,612)
    LSFP contracts .............................          (64,318)         (52,162)          (6,503)          (5,859)
  Adjustments to maintain reserves .............          (17,510)          32,979              917           (5,161)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................       (4,446,001)      (2,609,334)        (605,054)        (342,644)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........        2,934,575       14,483,814         (347,077)         762,151
Contract owners' equity beginning
 of period .....................................       78,302,969       63,819,155        6,495,336        5,733,185
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........       81,237,544       78,302,969        6,148,259        6,495,336
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................        3,212,360        3,317,324          503,372          534,799
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................          503,402          472,303           64,225           59,732
  Units redeemed ...............................         (691,124)        (577,267)        (110,899)         (91,159)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................        3,024,638        3,212,360          456,698          503,372
                                                   ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DryVIFDevLd                       DryVIFGrInc
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................   $       (1,662)            (176)          13,339            3,402
  Realized gain (loss) on investments ..........           15,990            1,050         (116,587)        (316,811)
  Change in unrealized gain (loss)
   on investments ..............................           12,674           13,125          272,360          800,579
  Reinvested capital gains .....................                -                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................           27,002           13,999          169,112          487,170
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................           35,436            2,943          190,266          198,654
  Transfers between funds ......................          297,292          161,527         (177,546)          78,440
  Surrenders (note 6) ..........................          (63,513)               -          (81,752)        (148,469)
  Death benefits (note 4) ......................                -                -             (634)         (10,153)
  Net policy repayments (loans) (note 5) .......          (14,384)               -          (28,366)         (11,543)
  Deductions for surrender charges (note 2d) ...           (2,314)               -           (2,029)          (6,862)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................          (19,066)          (2,014)        (121,480)        (125,126)
  Asset charges (note 3):
    MSP contracts ..............................              (84)             (57)          (2,069)          (1,904)
    LSFP contracts .............................             (332)            (140)          (2,022)          (1,694)
  Adjustments to maintain reserves .............               71                8              177               19
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................          233,106          162,267         (225,455)         (28,638)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........          260,108          176,266          (56,343)         458,532
Contract owners' equity beginning
 of period .....................................          176,266                -        2,515,058        2,056,526
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........   $      436,374          176,266        2,458,715        2,515,058
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................           13,709                -          203,263          208,582
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................           24,841           13,890           23,926           34,554
  Units redeemed ...............................           (7,834)            (181)         (41,301)         (39,873)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................           30,716           13,709          185,888          203,263
                                                   ==============   ==============   ==============   ==============

                                                              FedAmLead                          FedCapAp
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................             (182)             (11)             (69)             (12)
  Realized gain (loss) on investments ..........              579              (37)             109              (39)
  Change in unrealized gain (loss)
   on investments ..............................           10,052              814            1,916              500
  Reinvested capital gains .....................                -                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................           10,449              766            1,956              449
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................           18,822               40            2,036            2,649
  Transfers between funds ......................           77,360           13,081           16,614            3,624
  Surrenders (note 6) ..........................                -                -                -                -
  Death benefits (note 4) ......................                -                -                -                -
  Net policy repayments (loans) (note 5) .......                -                -                -                -
  Deductions for surrender charges (note 2d) ...                -                -                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................           (1,294)             (58)          (1,082)             (86)
  Asset charges (note 3):
    MSP contracts ..............................                -                -                -                -
    LSFP contracts .............................               (8)               -                -                -
  Adjustments to maintain reserves .............               26                6               61               (6)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................           94,906           13,069           17,629            6,181
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........          105,355           13,835           19,585            6,630
Contract owners' equity beginning
 of period .....................................           13,835                -            6,630                -
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........          119,190           13,835           26,215            6,630
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................            1,104                -              553                -
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................            7,714            1,109            1,582              561
  Units redeemed ...............................             (102)              (5)             (89)              (8)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................            8,716            1,104            2,046              553
                                                   ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FedQualBd                         FidVIPEI
                                                   -------------------------------   -------------------------------
                                                        2004              2003            2004              2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................   $       58,606           56,680          592,619          650,310
  Realized gain (loss) on investments ..........          (27,697)          45,165         (134,459)      (1,651,935)
  Change in unrealized gain (loss)
   on investments ..............................          (13,787)         (31,320)       6,772,765       17,928,029
  Reinvested capital gains .....................           15,062                -          273,300                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................           32,184           70,525        7,504,225       16,926,404
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................          109,548          166,447        4,682,522        5,470,555
  Transfers between funds ......................         (263,806)         468,108         (609,102)         195,335
  Surrenders (note 6) ..........................         (280,016)        (210,375)      (5,559,758)      (4,143,940)
  Death benefits (note 4) ......................                -                -         (453,804)        (191,683)
  Net policy repayments (loans) (note 5) .......            5,516          (17,519)        (281,628)         144,919
  Deductions for surrender charges (note 2d) ...           (1,758)          (9,724)        (138,476)        (191,540)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................          (79,436)        (103,142)      (3,619,962)      (3,618,312)
  Asset charges (note 3):
    MSP contracts ..............................           (1,037)            (885)         (35,698)         (28,378)
    LSFP contracts .............................             (241)            (634)         (26,478)         (22,049)
  Adjustments to maintain reserves .............            1,802           (1,664)           6,794           (7,981)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................         (509,428)         290,612       (6,035,590)      (2,393,074)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........         (477,244)         361,137        1,468,635       14,533,330
Contract owners' equity beginning
 of period .....................................        1,623,752        1,262,615       74,284,791       59,751,461
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........   $    1,146,508        1,623,752       75,753,426       74,284,791
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................          145,750          117,678        2,059,854        2,146,294
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................           25,226           64,282          252,033          270,295
  Units redeemed ...............................          (71,072)         (36,210)        (438,091)        (356,735)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................           99,904          145,750        1,873,796        2,059,854
                                                   ==============   ==============   ==============   ==============


                                                               FidVIPGr                          FidVIPHI
                                                   -------------------------------   -------------------------------
                                                        2004             2003            2004              2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................         (443,590)        (423,142)       1,864,799        1,212,817
  Realized gain (loss) on investments ..........       (3,912,874)      (5,517,543)       2,220,844          257,996
  Change in unrealized gain (loss)
   on investments ..............................        6,531,064       29,260,774       (1,972,719)       4,109,732
  Reinvested capital gains .....................                -                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................        2,174,600       23,320,089        2,112,924        5,580,545
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................        7,682,530        9,045,995        1,274,410        1,736,677
  Transfers between funds ......................       (3,502,668)      (2,370,299)        (850,270)         943,588
  Surrenders (note 6) ..........................       (6,015,624)      (5,367,306)      (1,847,641)      (1,521,127)
  Death benefits (note 4) ......................         (203,234)        (187,564)        (235,720)        (280,214)
  Net policy repayments (loans) (note 5) .......         (163,886)         547,985         (269,810)         (48,477)
  Deductions for surrender charges (note 2d) ...         (122,330)        (248,086)         (63,387)         (70,309)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................       (5,031,380)      (5,278,346)      (1,112,912)      (1,212,987)
  Asset charges (note 3):
    MSP contracts ..............................          (23,346)         (22,563)         (15,003)         (15,750)
    LSFP contracts .............................          (29,338)         (26,103)         (10,950)         (10,973)
  Adjustments to maintain reserves .............           43,880           (1,039)          31,312          (20,215)
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................       (7,365,396)      (3,907,326)      (3,099,971)        (499,787)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........       (5,190,796)      19,412,763         (987,047)       5,080,758
Contract owners' equity beginning
 of period .....................................       95,076,199       75,663,436       25,786,807       20,706,049
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........       89,885,403       95,076,199       24,799,760       25,786,807
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................        2,758,125        2,922,853        1,189,559        1,206,230
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................          419,056          414,867          161,920          156,030
  Units redeemed ...............................         (708,993)        (579,595)        (316,441)        (172,701)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................        2,468,188        2,758,125        1,035,038        1,189,559
                                                   ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               FidVIPOv                         FidVIPAM
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................   $       69,567            5,925          461,392          644,420
  Realized gain (loss) on investments ..........          236,087         (262,828)        (529,148)        (578,106)
  Change in unrealized gain (loss)
   on investments ..............................        1,839,902        5,358,106        1,123,796        3,592,165
  Reinvested capital gains .....................                -                -                -                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................        2,145,556        5,101,203        1,056,040        3,658,479
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................        1,200,290        1,605,394        1,362,064        1,656,663
  Transfers between funds ......................          242,818          234,691         (575,488)        (262,954)
  Surrenders (note 6) ..........................       (1,183,433)      (1,417,940)      (1,751,498)      (1,951,807)
  Death benefits (note 4) ......................          (69,402)         (49,771)        (100,692)        (146,560)
  Net policy repayments (loans) (note 5) .......           28,242           87,313          (60,134)         196,742
  Deductions for surrender charges (note 2d) ...          (19,778)         (65,539)         (25,977)         (90,216)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................         (785,808)        (742,808)      (1,042,868)      (1,139,485)
  Asset charges (note 3):
    MSP contracts ..............................           (5,129)          (3,909)          (8,291)          (6,820)
    LSFP contracts .............................           (7,924)          (5,162)          (4,465)          (3,784)
  Adjustments to maintain reserves .............           (4,815)          23,666           (5,288)           1,925
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................         (604,939)        (334,065)      (2,212,637)      (1,746,296)
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........        1,540,617        4,767,138       (1,156,597)       1,912,183
Contract owners' equity beginning of period ....       17,192,760       12,425,622       24,255,904       22,343,721
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........   $   18,733,377       17,192,760       23,099,307       24,255,904
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................          929,231          968,581          929,268        1,013,935
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................          189,869          154,575          200,959          152,269
  Units redeemed ...............................         (251,558)        (193,925)        (300,917)        (236,936)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................          867,542          929,231          829,310          929,268
                                                   ==============   ==============   ==============   ==============

                                                              FidVIPCon                        FidVIPIGBdS
                                                   -------------------------------   -------------------------------
                                                        2004             2003             2004             2003
                                                   --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) .................         (219,252)        (137,237)          10,773             (467)
  Realized gain (loss) on investments ..........          (72,116)      (1,243,309)         (10,390)              77
  Change in unrealized gain (loss)
   on investments ..............................        7,993,551       13,191,640           18,606            4,485
  Reinvested capital gains .....................                -                -           10,740                -
                                                   --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ................................        7,702,183       11,811,094           29,729            4,095
                                                   --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ....................        3,768,052        4,167,255          120,520            4,528
  Transfers between funds ......................          930,944          252,182          822,392          237,978
  Surrenders (note 6) ..........................       (3,850,752)      (2,630,439)        (242,179)            (857)
  Death benefits (note 4) ......................         (136,828)        (139,232)               -                -
  Net policy repayments (loans) (note 5) .......         (343,396)        (145,214)         (10,414)          (2,527)
  Deductions for surrender charges (note 2d) ...         (183,454)        (121,583)          (5,992)             (40)
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ...........................       (2,563,618)      (2,566,971)         (33,280)          (2,890)
  Asset charges (note 3):
    MSP contracts ..............................          (20,179)         (15,681)            (594)               -
    LSFP contracts .............................          (28,070)         (22,686)          (1,132)             (35)
  Adjustments to maintain reserves .............            7,627            6,533              110                5
                                                   --------------   --------------   --------------   --------------
      Net equity transactions ..................       (2,419,674)      (1,215,836)         649,431          236,162
                                                   --------------   --------------   --------------   --------------

Net change in contract owners' equity ..........        5,282,509       10,595,258          679,160          240,257
Contract owners' equity beginning
 of period .....................................       54,672,650       44,077,392          240,257                -
                                                   --------------   --------------   --------------   --------------
Contract owners' equity end of period ..........       59,955,159       54,672,650          919,417          240,257
                                                   ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ..............................        2,298,709        2,364,387           23,615                -
                                                   --------------   --------------   --------------   --------------
  Units purchased ..............................          298,867          311,477           89,463           24,251
  Units redeemed ...............................         (401,044)        (377,155)         (26,068)            (636)
                                                   --------------   --------------   --------------   --------------
  Ending units .................................        2,196,532        2,298,709           87,010           23,615
                                                   ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       FidVIPGrOp                        FidVIPMCapS
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $       (6,185)           1,460          (13,935)          (1,105)
  Realized gain (loss) on investments ....................         (277,935)        (341,822)          71,720           16,699
  Change in unrealized gain (loss) on investments ........          555,712        1,280,096          551,905           58,136
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          271,592          939,734          609,690           73,730
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          404,720          452,147          336,798           48,341
  Transfers between funds ................................          107,890          249,767        3,000,958          634,806
  Surrenders (note 6) ....................................         (301,588)        (246,768)        (232,890)             (77)
  Death benefits (note 4) ................................          (16,426)         (13,232)               -                -
  Net policy repayments (loans) (note 5) .................           30,642          (11,656)         (59,662)          (8,758)
  Deductions for surrender charges (note 2d) .............          (16,966)         (11,406)          (5,869)              (4)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (210,638)        (217,262)         (93,814)          (7,104)
  Asset charges (note 3):
    MSP contracts ........................................           (1,797)          (1,664)          (2,020)            (185)
    LSFP contracts .......................................           (3,255)          (2,618)            (878)             (53)
  Adjustments to maintain reserves .......................              185               42              238               (4)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................           (7,233)         197,350        2,942,861          666,962
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          264,359        1,137,084        3,552,551          740,692
Contract owners' equity beginning of period ..............        4,172,118        3,035,034          740,692                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    4,436,477        4,172,118        4,293,243          740,692
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          423,769          398,008           52,810                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           66,328           86,273          219,882           54,049
  Units redeemed .........................................          (67,219)         (60,512)         (25,642)          (1,239)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          422,878          423,769          247,050           52,810
                                                             ==============   ==============   ==============   ==============

                                                                       FidVIPValS                        FrVIPRisDiv
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................          (16,146)          (7,699)           1,025             (903)
  Realized gain (loss) on investments ....................          210,002          189,710           45,375              815
  Change in unrealized gain (loss) on investments ........          (95,148)         186,255          136,846           65,062
  Reinvested capital gains ...............................            5,608           12,819           20,468            1,517
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          104,316          381,085          203,714           66,491
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          205,304          102,826          300,688           80,062
  Transfers between funds ................................         (180,056)       1,755,855        1,348,144          777,906
  Surrenders (note 6) ....................................         (101,474)         (32,768)        (145,801)               -
  Death benefits (note 4) ................................                -                -                -                -
  Net policy repayments (loans) (note 5) .................          (44,428)        (131,607)         (18,846)          (1,592)
  Deductions for surrender charges (note 2d) .............           (1,994)          (1,515)          (2,978)               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (94,152)         (31,523)         (78,610)          (8,936)
  Asset charges (note 3):
    MSP contracts ........................................           (1,669)          (1,287)          (1,802)            (405)
    LSFP contracts .......................................             (780)            (195)            (775)             (75)
  Adjustments to maintain reserves .......................               53              108              211              (10)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................         (219,196)       1,659,894        1,400,231          846,950
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................         (114,880)       2,040,979        1,603,945          913,441
Contract owners' equity beginning of period ..............        2,136,777           95,798          913,441                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................        2,021,897        2,136,777        2,517,386          913,441
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          182,656           12,826           74,514                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           34,952          192,628          126,703           75,462
  Units redeemed .........................................          (65,126)         (22,798)         (15,507)            (948)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          152,482          182,656          185,710           74,514
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      FTVIPSmCpVal                       FrVIPForSec
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $       (3,551)            (295)           4,288              222
  Realized gain (loss) on investments ....................           21,260            8,066           25,804           11,639
  Change in unrealized gain (loss) on investments ........          219,705           14,481          147,057           31,576
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................          237,414           22,252          177,149           43,437
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          106,506           22,558           95,482           40,705
  Transfers between funds ................................        1,438,660          126,262        1,007,026          359,375
  Surrenders (note 6) ....................................          (16,060)            (815)         (51,766)         (57,155)
  Death benefits (note 4) ................................                -                -          (16,632)               -
  Net policy repayments (loans) (note 5) .................           (9,666)            (149)           3,054           (5,716)
  Deductions for surrender charges (note 2d) .............             (267)             (38)            (673)          (2,642)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (37,460)            (955)         (27,632)          (2,429)
  Asset charges (note 3):
    MSP contracts ........................................             (440)               -             (429)             (15)
    LSFP contracts .......................................             (233)             (39)            (827)             (88)
  Adjustments to maintain reserves .......................              199               11               96                6
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................        1,481,239          146,835        1,007,699          332,041
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        1,718,653          169,087        1,184,848          375,478
Contract owners' equity beginning of period ..............          169,087                -          375,478                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    1,887,740          169,087        1,560,326          375,478
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           12,709                -           28,423                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          106,989           12,866           77,809           33,927
  Units redeemed .........................................           (4,480)            (157)          (6,378)          (5,504)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          115,218           12,709           99,854           28,423
                                                             ==============   ==============   ==============   ==============

                                                                        GVITCVal                        GVITDryIntVal
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................            2,734              333           10,166             (311)
  Realized gain (loss) on investments ....................            8,948            1,653           23,527            9,011
  Change in unrealized gain (loss) on investments ........           47,320           12,566          150,304           18,013
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................           59,002           14,552          183,997           26,713
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           31,332            6,770           83,122           10,916
  Transfers between funds ................................          382,380          110,212        1,119,622          174,077
  Surrenders (note 6) ....................................          (13,645)               -          (29,572)               -
  Death benefits (note 4) ................................                -                -                -                -
  Net policy repayments (loans) (note 5) .................            1,954                -          (23,014)               -
  Deductions for surrender charges (note 2d) .............             (116)               -             (489)               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (17,250)          (1,889)         (27,700)          (1,134)
  Asset charges (note 3):
    MSP contracts ........................................              (14)              (3)            (372)             (99)
    LSFP contracts .......................................             (113)               -             (431)             (52)
  Adjustments to maintain reserves .......................               97               (8)           2,557               (1)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          384,625          115,082        1,123,723          183,707
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          443,627          129,634        1,307,720          210,420
Contract owners' equity beginning of period ..............          129,634                -          210,420                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................          573,261          129,634        1,518,140          210,420
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           10,283                -           15,258                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           30,754           10,445           81,949           15,359
  Units redeemed .........................................           (2,081)            (162)          (5,705)            (101)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           38,956           10,283           91,502           15,258
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      GVITDMidCapI                       GVITEmMrkts
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $      (11,866)         (12,730)           3,973             (481)
  Realized gain (loss) on investments ....................          478,712         (157,515)         238,509          149,677
  Change in unrealized gain (loss) on investments ........          286,574        1,649,966         (187,562)         219,942
  Reinvested capital gains ...............................          166,818               40          154,636                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          920,238        1,479,761          209,556          369,138
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          379,206          547,174          106,916          118,749
  Transfers between funds ................................         (208,152)       1,761,755          334,962        1,059,724
  Surrenders (note 6) ....................................         (370,743)        (427,117)        (249,676)        (160,155)
  Death benefits (note 4) ................................          (24,324)         (19,754)               -                -
  Net policy repayments (loans) (note 5) .................          (87,850)         (22,331)           3,154          (11,495)
  Deductions for surrender charges (note 2d) .............          (11,516)         (19,742)          (4,721)          (7,403)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (268,398)        (244,137)         (81,474)         (31,240)
  Asset charges (note 3):
    MSP contracts ........................................           (5,049)          (3,408)          (1,189)            (552)
    LSFP contracts .......................................           (3,951)          (2,402)          (1,029)            (332)
  Adjustments to maintain reserves .......................              356         (140,291)             281            1,906
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................         (600,421)       1,429,747          107,224          969,202
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          319,817        2,909,508          316,780        1,338,340
Contract owners' equity beginning of period ..............        6,751,719        3,842,211        1,612,207          273,867
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    7,071,536        6,751,719        1,928,987        1,612,207
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          585,904          445,821          142,811           39,708
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           84,218          215,981           55,251          115,260
  Units redeemed .........................................         (136,172)         (75,898)         (55,868)         (12,157)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          533,950          585,904          142,194          142,811
                                                             ==============   ==============   ==============   ==============

                                                                       GVITFHiInc                        GVITGlFin1
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................           30,998            6,330            3,053              131
  Realized gain (loss) on investments ....................            3,104              642           20,841           24,710
  Change in unrealized gain (loss) on investments ........            1,341            4,057           22,641            4,592
  Reinvested capital gains ...............................                -                -           31,262           36,957
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           35,443           11,029           77,797           66,390
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           93,324           11,770           32,914           88,543
  Transfers between funds ................................          514,170          222,001           99,268          159,904
  Surrenders (note 6) ....................................          (63,910)         (27,497)          (6,767)         (18,112)
  Death benefits (note 4) ................................                -                -                -                -
  Net policy repayments (loans) (note 5) .................          (10,348)          (3,241)           1,396            2,194
  Deductions for surrender charges (note 2d) .............             (641)          (1,271)            (124)            (837)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (24,318)          (3,710)         (18,622)          (6,395)
  Asset charges (note 3):
    MSP contracts ........................................             (652)            (185)            (202)             (30)
    LSFP contracts .......................................             (119)               -             (147)             (43)
  Adjustments to maintain reserves .......................               82                4              123               11
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          507,588          197,871          107,839          225,235
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          543,031          208,900          185,636          291,625
Contract owners' equity beginning of period ..............          208,900                -          356,116           64,491
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................          751,931          208,900          541,752          356,116
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           18,857                -           29,492            7,495
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           50,816           20,105           10,634           24,908
  Units redeemed .........................................           (7,649)          (1,248)          (2,738)          (2,911)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           62,024           18,857           37,388           29,492
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITGlHlth                        GVITGlTech
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $       (7,884)          (5,970)          (9,013)          (5,695)
  Realized gain (loss) on investments ....................          (39,556)         138,267           45,664          153,660
  Change in unrealized gain (loss) on investments ........           55,376          (27,859)         (46,031)          95,094
  Reinvested capital gains ...............................            4,166           70,723                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           12,102          175,161           (9,380)         243,059
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           59,664           32,402          186,008           56,062
  Transfers between funds ................................          469,650          700,808         (338,000)         863,669
  Surrenders (note 6) ....................................          (16,305)        (350,559)        (152,345)         (68,772)
  Death benefits (note 4) ................................          (19,378)               -              (32)          (5,717)
  Net policy repayments (loans) (note 5) .................          (34,896)         (42,579)          42,390          (25,530)
  Deductions for surrender charges (note 2d) .............             (285)         (16,203)          (2,819)          (3,179)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (43,152)         (25,020)         (62,196)         (46,421)
  Asset charges (note 3):
    MSP contracts ........................................             (818)            (238)            (430)            (468)
    LSFP contracts .......................................             (512)            (184)            (242)             (39)
  Adjustments to maintain reserves .......................              126               16               71              227
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          414,094          298,443         (327,595)         769,832
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          426,196          473,604         (336,975)       1,012,891
Contract owners' equity beginning of period ..............          629,312          155,708        1,273,981          261,090
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    1,055,508          629,312          937,006        1,273,981
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           56,010           18,805          426,738          134,649
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           42,107           78,585           93,708          342,452
  Units redeemed .........................................          (10,483)         (41,380)        (217,484)         (50,363)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           87,634           56,010          302,962          426,738
                                                             ==============   ==============   ==============   ==============

                                                                       GVITGlUtl1                        GVITGvtBd
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................            4,489             (170)         682,063          486,697
  Realized gain (loss) on investments ....................           37,735            5,237         (209,367)         (19,208)
  Change in unrealized gain (loss) on investments ........           54,265           18,068         (428,372)        (207,136)
  Reinvested capital gains ...............................           46,716                -          298,626           29,787
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          143,205           23,135          342,950          290,140
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           36,290            1,323        1,006,916        1,454,811
  Transfers between funds ................................          807,656          109,537       (2,260,102)      (3,784,652)
  Surrenders (note 6) ....................................          (12,101)        (244,561)      (1,685,271)      (2,627,215)
  Death benefits (note 4) ................................                -                -         (330,542)         (61,806)
  Net policy repayments (loans) (note 5) .................             (458)         254,660          223,756           56,813
  Deductions for surrender charges (note 2d) .............             (145)         (11,304)         (31,821)        (121,434)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (12,034)          (2,583)        (717,200)      (1,071,795)
  Asset charges (note 3):
    MSP contracts ........................................             (196)             (45)         (14,028)         (17,553)
    LSFP contracts .......................................             (233)            (133)          (4,861)          (8,560)
  Adjustments to maintain reserves .......................              119               (4)           9,852          (65,883)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          818,898          106,890       (3,803,301)      (6,247,274)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          962,103          130,025       (3,460,351)      (5,957,134)
Contract owners' equity beginning of period ..............          165,929           35,904       16,424,258       22,381,392
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................        1,128,032          165,929       12,963,907       16,424,258
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           15,619            4,164          735,699        1,024,071
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           69,288           13,650           72,739           91,225
  Units redeemed .........................................           (2,667)          (2,195)        (248,636)        (379,597)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           82,240           15,619          559,802          735,699
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITGrowth                         GVITIDAgg
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $      (66,326)        (107,563)          11,082            1,896
  Realized gain (loss) on investments ....................       (3,116,950)      (3,868,654)          33,335           44,183
  Change in unrealized gain (loss) on investments ........        4,364,984        8,180,131           71,983           42,877
  Reinvested capital gains ...............................                -                -           27,300            5,518
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................        1,181,708        4,203,914          143,700           94,474
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)        2,420,292        2,819,241          116,778           47,188
  Transfers between funds ................................         (849,524)        (527,911)         816,808          235,905
  Surrenders (note 6) ....................................       (1,371,347)      (1,252,791)        (198,704)          (5,780)
  Death benefits (note 4) ................................          (61,054)         (72,160)               -                -
  Net policy repayments (loans) (note 5) .................          149,202           89,662          (12,542)           1,380
  Deductions for surrender charges (note 2d) .............          (45,401)         (57,906)            (732)            (267)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (1,422,256)      (1,446,738)         (50,690)         (22,528)
  Asset charges (note 3):
    MSP contracts ........................................           (4,709)          (4,472)              (9)              (2)
    LSFP contracts .......................................           (8,832)          (7,643)               -                -
  Adjustments to maintain reserves .......................             (393)           4,496               87               28
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................       (1,194,022)        (456,222)         670,996          255,924
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          (12,314)       3,747,692          814,696          350,398
Contract owners' equity beginning of period ..............       17,159,255       13,411,563          496,855          146,457
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $   17,146,941       17,159,255        1,311,551          496,855
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        1,137,890        1,170,029           45,926           17,710
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          236,511          236,749           84,874           31,669
  Units redeemed .........................................         (318,213)        (268,888)         (24,064)          (3,453)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................        1,056,188        1,137,890          106,736           45,926
                                                             ==============   ==============   ==============   ==============

                                                                        GVITIDCon                         GVITIDMod
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................            9,015            7,043           54,319           19,641
  Realized gain (loss) on investments ....................           12,643            5,929           67,380            5,830
  Change in unrealized gain (loss) on investments ........           (2,310)          16,454          189,320          285,948
  Reinvested capital gains ...............................            5,140            1,440           19,510              946
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................           24,488           30,866          330,529          312,365
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           24,908           32,945          355,834          276,128
  Transfers between funds ................................          243,122           58,691        2,034,482        1,514,517
  Surrenders (note 6) ....................................          (39,863)         (13,603)        (171,362)         (32,051)
  Death benefits (note 4) ................................                -          (11,368)               -                -
  Net policy repayments (loans) (note 5) .................             (418)         (13,680)          11,084          (47,251)
  Deductions for surrender charges (note 2d) .............              (20)            (629)            (621)          (1,481)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (23,128)         (18,893)        (202,360)         (94,023)
  Asset charges (note 3):
    MSP contracts ........................................             (447)            (431)          (4,064)          (1,685)
    LSFP contracts .......................................              (39)            (188)            (617)            (228)
  Adjustments to maintain reserves .......................               61                7              183               28
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          204,176           32,851        2,022,559        1,613,954
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          228,664           63,717        2,353,088        1,926,319
Contract owners' equity beginning of period ..............          381,273          317,556        2,470,014          543,695
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................          609,937          381,273        4,823,102        2,470,014
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           35,654           31,754          228,410           59,819
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           26,633           16,723          217,965          187,414
  Units redeemed .........................................           (7,367)         (12,823)         (37,181)         (18,823)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           54,920           35,654          409,194          228,410
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      GVITIDModAgg                        GVITIDModCon
                                                             --------------------------------    --------------------------------
                                                                  2004              2003              2004              2003
                                                             --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...........................   $       36,384            10,420            22,719             9,165
  Realized gain (loss) on investments ....................           63,452            (7,574)           20,445            14,955
  Change in unrealized gain (loss) on investments ........          223,424           318,164            55,620            48,943
  Reinvested capital gains ...............................           48,204                 -             7,790             1,142
                                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          371,464           321,010           106,574            74,205
                                                             --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          411,256           203,520            76,060            64,735
  Transfers between funds ................................        1,517,198           721,450         1,019,982           353,657
  Surrenders (note 6) ....................................          (68,638)          (22,041)           (9,847)           (4,714)
  Death benefits (note 4) ................................                -                 -                 -           (11,855)
  Net policy repayments (loans) (note 5) .................           21,058            24,606           (16,580)           (6,687)
  Deductions for surrender charges (note 2d) .............             (924)           (1,019)             (108)             (218)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (217,050)         (114,767)          (59,032)          (33,029)
  Asset charges (note 3):
    MSP contracts ........................................             (933)             (396)           (2,435)           (1,050)
    LSFP contracts .......................................             (642)             (454)              (90)             (154)
  Adjustments to maintain reserves .......................              179                18               120               (92)
                                                             --------------    --------------    --------------    --------------
      Net equity transactions ............................        1,661,504           810,917         1,008,070           360,593
                                                             --------------    --------------    --------------    --------------
Net change in contract owners' equity ....................        2,032,968         1,131,927         1,114,644           434,798
Contract owners' equity beginning of period ..............        2,074,616           942,689           703,690           268,892
                                                             --------------    --------------    --------------    --------------
Contract owners' equity end of period ....................   $    4,107,584         2,074,616         1,818,334           703,690
                                                             ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ........................................          191,327           109,211            64,892            28,027
                                                             --------------    --------------    --------------    --------------
  Units purchased ........................................          178,077           101,890           108,440            42,950
  Units redeemed .........................................          (29,038)          (19,774)          (14,488)           (6,085)
                                                             --------------    --------------    --------------    --------------
  Ending units ...........................................          340,366           191,327           158,844            64,892
                                                             ==============    ==============    ==============    ==============

                                                                        GVITIntGro                         GVITSMdCpGr
                                                             --------------------------------    --------------------------------
                                                                  2004              2003              2004              2003
                                                             --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...........................              886              (438)           (9,995)          (16,320)
  Realized gain (loss) on investments ....................            5,100             9,484           177,103           314,734
  Change in unrealized gain (loss) on investments ........           11,025             5,034            (5,663)          196,161
  Reinvested capital gains ...............................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           17,011            14,080           161,445           494,575
                                                             --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)            5,288           129,786            68,408           269,326
  Transfers between funds ................................          163,264            14,697        (1,040,164)          905,513
  Surrenders (note 6) ....................................             (145)         (123,145)          (81,738)          (96,786)
  Death benefits (note 4) ................................                -                 -                 -          (126,970)
  Net policy repayments (loans) (note 5) .................           (3,314)             (636)          (33,732)         (261,405)
  Deductions for surrender charges (note 2d) .............               (2)           (5,692)           (2,255)           (4,474)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............           (7,554)           (2,872)          (76,480)          (78,859)
  Asset charges (note 3):
    MSP contracts ........................................              (89)              (19)             (640)             (829)
    LSFP contracts .......................................              (22)              (14)             (700)             (803)
  Adjustments to maintain reserves .......................               37                 7          (721,648)          718,835
                                                             --------------    --------------    --------------    --------------
      Net equity transactions ............................          157,463            12,112        (1,888,949)        1,323,548
                                                             --------------    --------------    --------------    --------------
Net change in contract owners' equity ....................          174,474            26,192        (1,727,504)        1,818,123
Contract owners' equity beginning of period ..............           81,249            55,057         2,996,301         1,178,178
                                                             --------------    --------------    --------------    --------------
Contract owners' equity end of period ....................          255,723            81,249         1,268,797         2,996,301
                                                             ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ........................................           12,282            11,233           613,017           335,821
                                                             --------------    --------------    --------------    --------------
  Units purchased ........................................           25,002             5,032            45,410           418,292
  Units redeemed .........................................           (2,926)           (3,983)         (432,263)         (141,096)
                                                             --------------    --------------    --------------    --------------
  Ending units ...........................................           34,358            12,282           226,164           613,017
                                                             ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        GVITMyMkt                           GVITNWFund
                                                             --------------------------------    --------------------------------
                                                                  2004              2003              2004              2003
                                                             --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...........................   $       14,826           (48,086)          385,234          (128,378)
  Realized gain (loss) on investments ....................                -                 -        (3,508,491)       (2,319,832)
  Change in unrealized gain (loss) on investments ........                -                 -         9,344,235        18,094,378
  Reinvested capital gains ...............................                -                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           14,826           (48,086)        6,220,978        15,646,168
                                                             --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)        3,980,268         4,279,006         7,503,374         8,223,681
  Transfers between funds ................................         (834,436)       (6,838,365)       (2,144,250)       (1,394,191)
  Surrenders (note 6) ....................................       (9,992,566)      (10,294,119)       (4,356,117)       (3,227,744)
  Death benefits (note 4) ................................         (525,790)          (68,054)         (462,056)         (241,692)
  Net policy repayments (loans) (note 5) .................        4,435,022           666,422           (89,138)            9,325
  Deductions for surrender charges (note 2d) .............         (223,037)         (475,811)          (94,140)         (149,192)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (1,886,032)       (2,163,462)       (5,370,136)       (5,510,734)
  Asset charges (note 3):
    MSP contracts ........................................          (30,803)          (41,707)          (26,151)          (24,994)
    LSFP contracts .......................................          (20,710)          (23,441)          (19,154)          (16,647)
  Adjustments to maintain reserves .......................          (22,191)           22,947            38,325             4,809
                                                             --------------    --------------    --------------    --------------
      Net equity transactions ............................       (5,120,275)      (14,936,584)       (5,019,443)       (2,327,379)
                                                             --------------    --------------    --------------    --------------
Net change in contract owners' equity ....................       (5,105,449)      (14,984,670)        1,201,535        13,318,789
Contract owners' equity beginning of period ..............       31,779,903        46,764,573        73,644,353        60,325,564
                                                             --------------    --------------    --------------    --------------
Contract owners' equity end of period ....................   $   26,674,454        31,779,903        74,845,888        73,644,353
                                                             ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ........................................        2,142,989         3,181,070         2,521,462         2,622,768
                                                             --------------    --------------    --------------    --------------
  Units purchased ........................................          483,724           496,788           429,659           360,701
  Units redeemed .........................................         (848,655)       (1,534,869)         (640,851)         (462,007)
                                                             --------------    --------------    --------------    --------------
  Ending units ...........................................        1,778,058         2,142,989         2,310,270         2,521,462
                                                             ==============    ==============    ==============    ==============

                                                                         GVITLead                           GVITSmCapGr
                                                             --------------------------------    --------------------------------
                                                                  2004              2003              2004              2003
                                                             --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...........................             (287)             (503)          (10,577)           (9,992)
  Realized gain (loss) on investments ....................           18,968            (3,394)          106,456           245,292
  Change in unrealized gain (loss) on investments ........           (7,534)           22,125            82,462           101,046
  Reinvested capital gains ...............................            2,094                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           13,241            18,228           178,341           336,346
                                                             --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           32,596            10,592            97,852           251,062
  Transfers between funds ................................           14,952             4,640           158,032           (19,343)
  Surrenders (note 6) ....................................                -                 -           (96,487)          (51,376)
  Death benefits (note 4) ................................                -                 -            (2,000)                -
  Net policy repayments (loans) (note 5) .................           (5,088)          (24,739)           (1,510)          (47,144)
  Deductions for surrender charges (note 2d) .............                -                 -            (3,446)           (2,375)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............           (5,630)           (4,514)          (79,462)          (83,233)
  Asset charges (note 3):
    MSP contracts ........................................              (45)              (61)             (551)             (406)
    LSFP contracts .......................................               (4)                -            (1,199)             (769)
  Adjustments to maintain reserves .......................               80                 7               160              (684)
                                                             --------------    --------------    --------------    --------------
      Net equity transactions ............................           36,861           (14,075)           71,389            45,732
                                                             --------------    --------------    --------------    --------------
Net change in contract owners' equity ....................           50,102             4,153           249,730           382,078
Contract owners' equity beginning of period ..............          119,189           115,036         1,641,019         1,258,941
                                                             --------------    --------------    --------------    --------------
Contract owners' equity end of period ....................          169,291           119,189         1,890,749         1,641,019
                                                             ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ........................................           11,414            13,679           260,132           265,763
                                                             --------------    --------------    --------------    --------------
  Units purchased ........................................            7,054             4,986            49,869            48,697
  Units redeemed .........................................           (4,726)           (7,251)          (44,399)          (54,328)
                                                             --------------    --------------    --------------    --------------
  Ending units ...........................................           13,742            11,414           265,602           260,132
                                                             ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITSmCapVal                        GVITSmComp
                                                             --------------------------------    --------------------------------
                                                                  2004              2003              2004              2003
                                                             --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...........................   $     (103,939)          (78,518)         (185,854)         (162,554)
  Realized gain (loss) on investments ....................        2,227,969           405,061           741,643          (941,330)
  Change in unrealized gain (loss) on investments ........       (1,098,406)        4,692,960           733,177         8,912,411
  Reinvested capital gains ...............................        1,045,306                 -         3,163,878                 -
                                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        2,070,930         5,019,503         4,452,844         7,808,527
                                                             --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          983,040           962,419         1,501,060         1,785,411
  Transfers between funds ................................         (974,418)        1,983,387        (1,666,148)          282,080
  Surrenders (note 6) ....................................       (1,561,609)         (962,055)       (1,926,595)       (1,042,745)
  Death benefits (note 4) ................................           (8,604)          (95,096)          (67,214)          (73,828)
  Net policy repayments (loans) (note 5) .................           92,882          (601,100)         (100,620)         (147,834)
  Deductions for surrender charges (note 2d) .............          (29,758)          (44,468)          (48,364)          (48,197)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (576,466)         (507,900)       (1,257,388)       (1,265,654)
  Asset charges (note 3):
    MSP contracts ........................................           (9,432)           (6,907)          (14,551)          (12,510)
    LSFP contracts .......................................          (11,986)          (10,106)          (13,521)          (11,018)
  Adjustments to maintain reserves .......................              755               174            (1,241)            4,535
                                                             --------------    --------------    --------------    --------------
      Net equity transactions ............................       (2,095,596)          718,348        (3,594,582)         (529,760)
                                                             --------------    --------------    --------------    --------------
Net change in contract owners' equity ....................          (24,666)        5,737,851           858,262         7,278,767
Contract owners' equity beginning of period ..............       15,008,440         9,270,589        27,363,463        20,084,696
                                                             --------------    --------------    --------------    --------------
Contract owners' equity end of period ....................   $   14,983,774        15,008,440        28,221,725        27,363,463
                                                             ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ........................................          872,565           838,299         1,062,343         1,090,705
                                                             --------------    --------------    --------------    --------------
  Units purchased ........................................          144,889           202,734           124,727           133,747
  Units redeemed .........................................         (271,048)         (168,468)         (261,158)         (162,109)
                                                             --------------    --------------    --------------    --------------
  Ending units ...........................................          746,406           872,565           925,912         1,062,343
                                                             ==============    ==============    ==============    ==============

                                                                       GVITTGroFoc                          GVITUSGro
                                                             --------------------------------    --------------------------------
                                                                  2004              2003              2004              2003
                                                             --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) ...........................           (1,480)           (3,394)           (6,707)           (4,094)
  Realized gain (loss) on investments ....................           97,783           106,095           (36,682)          114,439
  Change in unrealized gain (loss) on investments ........          (76,678)           99,325            78,876            (8,682)
  Reinvested capital gains ...............................                -                 -            43,050            64,799
                                                             --------------    --------------    --------------    --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           19,625           202,026            78,537           166,462
                                                             --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           30,074            32,050            93,866            38,894
  Transfers between funds ................................         (662,670)          437,266          (223,028)          938,704
  Surrenders (note 6) ....................................          (12,623)         (179,355)          (46,028)          (17,480)
  Death benefits (note 4) ................................                -                 -           (30,522)                -
  Net policy repayments (loans) (note 5) .................          (11,088)          (16,437)            7,548          (146,138)
  Deductions for surrender charges (note 2d) .............             (164)           (8,290)             (531)             (808)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (11,168)          (26,752)          (35,240)          (23,663)
  Asset charges (note 3):
    MSP contracts ........................................              (83)             (220)             (149)              (31)
    LSFP contracts .......................................             (188)             (548)             (267)             (140)
  Adjustments to maintain reserves .......................                2               (75)          (10,401)            8,382
                                                             --------------    --------------    --------------    --------------
      Net equity transactions ............................         (667,908)          237,639          (244,752)          797,720
                                                             --------------    --------------    --------------    --------------
Net change in contract owners' equity ....................         (648,283)          439,665          (166,215)          964,182
Contract owners' equity beginning of period ..............          648,283           208,618         1,045,097            80,915
                                                             --------------    --------------    --------------    --------------
Contract owners' equity end of period ....................                -           648,283           878,882         1,045,097
                                                             ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ........................................          198,969            96,110            84,662             9,894
                                                             --------------    --------------    --------------    --------------
  Units purchased ........................................            8,546           127,213            16,545            93,269
  Units redeemed .........................................         (207,515)          (24,354)          (37,495)          (18,501)
                                                             --------------    --------------    --------------    --------------
  Ending units ...........................................                -           198,969            63,712            84,662
                                                             ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                     GVITVKMultiSec                         JanBal
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $       47,933           71,074            1,422              202
  Realized gain (loss) on investments ....................           11,062           95,127              637                7
  Change in unrealized gain (loss) on investments ........           (2,839)          (5,724)           4,089              875
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................           56,156          160,477            6,148            1,084
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           66,512          157,344           10,398            1,951
  Transfers between funds ................................           55,642         (146,693)          55,766           25,096
  Surrenders (note 6) ....................................         (177,833)        (213,444)          (4,206)               -
  Death benefits (note 4) ................................                -                -                -                -
  Net policy repayments (loans) (note 5) .................           (4,728)           7,695                -                -
  Deductions for surrender charges (note 2d) .............           (3,103)          (9,866)             (55)               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (48,846)         (64,458)          (1,798)            (176)
  Asset charges (note 3):
    MSP contracts ........................................             (895)            (881)             (40)               -
    LSFP contracts .......................................             (511)            (880)               -                -
  Adjustments to maintain reserves .......................              147           30,616               42                1
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................         (113,615)        (240,567)          60,107           26,872
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          (57,459)         (80,090)          66,255           27,956
Contract owners' equity beginning of period ..............        1,268,569        1,348,659           27,956                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    1,211,110        1,268,569           94,211           27,956
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           99,033          117,430            2,548                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           18,043           24,936            5,983            2,565
  Units redeemed .........................................          (27,680)         (43,333)            (551)             (17)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           89,396           99,033            7,980            2,548
                                                             ==============   ==============   ==============   ==============

                                                                        JanCapAp                          JanGlTech
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................          (16,818)         (11,135)          (8,182)          (8,186)
  Realized gain (loss) on investments ....................          181,446          (82,197)          73,598         (300,592)
  Change in unrealized gain (loss) on investments ........          200,822          520,550          (70,981)         755,405
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................          365,450          427,218           (5,565)         446,627
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          219,742          282,142          114,866          165,602
  Transfers between funds ................................         (201,086)        (140,161)         (57,688)          32,152
  Surrenders (note 6) ....................................         (228,302)        (148,985)        (124,635)         (78,038)
  Death benefits (note 4) ................................           (1,046)            (719)          (3,682)          (1,735)
  Net policy repayments (loans) (note 5) .................            7,202           (8,914)         (43,396)           1,274
  Deductions for surrender charges (note 2d) .............          (12,387)          (6,886)          (2,916)          (3,607)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (129,148)        (154,480)         (64,060)         (71,915)
  Asset charges (note 3):
    MSP contracts ........................................           (1,595)          (1,377)            (700)            (844)
    LSFP contracts .......................................           (1,379)          (1,316)          (1,047)            (817)
  Adjustments to maintain reserves .......................              141               10               58          (38,722)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................         (347,858)        (180,686)        (183,200)           3,350
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................           17,592          246,532         (188,765)         449,977
Contract owners' equity beginning of period ..............        2,500,408        2,253,876        1,329,744          879,767
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................        2,518,000        2,500,408        1,140,979        1,329,744
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          409,213          440,390          371,145          357,176
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           54,006           64,043           50,531           91,294
  Units redeemed .........................................         (111,629)         (95,220)        (102,830)         (77,325)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          351,590          409,213          318,846          371,145
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        JanIntGro                           JanRMgLgCap
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $        1,396            3,449              555               (8)
  Realized gain (loss) on investments ....................          205,854           87,839              341              (37)
  Change in unrealized gain (loss) on investments ........           46,089          377,425              894              503
  Reinvested capital gains ...............................                -                -            5,250                -
                                                             --------------   --------------   --------------   --------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ......................          253,339          468,713            7,040              458
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          140,402          390,875            5,478              197
  Transfers between funds ................................          (80,274)        (198,596)          73,042            7,352
  Surrenders (note 6) ....................................         (133,375)        (304,722)            (599)               -
  Death benefits (note 4) ................................           (1,112)          (1,441)               -                -
  Net policy repayments (loans) (note 5) .................          (28,212)          (9,893)          (1,902)               8
  Deductions for surrender charges (note 2d) .............           (3,119)         (14,085)              (8)               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (85,374)         (88,680)          (2,700)             (72)
  Asset charges (note 3):
    MSP contracts ........................................             (810)            (670)               -                -
    LSFP contracts .......................................           (1,230)          (1,074)               -                -
  Adjustments to maintain reserves .......................               99             (431)              59               (1)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................         (193,005)        (228,717)          73,370            7,484
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................           60,334          239,996           80,410            7,942
Contract owners' equity beginning of period ..............        1,721,873        1,481,877            7,942                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    1,782,207        1,721,873           88,352            7,942
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          291,169          334,648              649                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           41,327           43,772            5,915              656
  Units redeemed .........................................          (77,472)         (87,251)            (378)              (7)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          255,024          291,169            6,186              649
                                                             ==============   ==============   ==============   ==============

                                                                      MFSVITInvGrwI                        MFSVITValIn
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................           (1,241)             (68)            (239)             (74)
  Realized gain (loss) on investments ....................              986              113            3,050               38
  Change in unrealized gain (loss) on investments ........           16,004            1,549           13,100            3,849
  Reinvested capital gains ...............................                -                -              842                -
                                                             --------------   --------------   --------------   --------------
  Net increase (decrease) in contract owners'
   equity resulting from operations ......................           15,749            1,594           16,753            3,813
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           15,306              933            9,032            2,515
  Transfers between funds ................................          189,424           55,220          134,988           38,323
  Surrenders (note 6) ....................................           (4,306)          (1,557)         (19,256)               -
  Death benefits (note 4) ................................                -                -                -                -
  Net policy repayments (loans) (note 5) .................             (928)               -            1,942             (326)
  Deductions for surrender charges (note 2d) .............             (127)             (72)            (333)               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (12,200)            (533)          (3,932)            (617)
  Asset charges (note 3):
    MSP contracts ........................................                -                -              (29)              (7)
    LSFP contracts .......................................              (95)               -             (110)               -
  Adjustments to maintain reserves .......................               86               (2)              56                -
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          187,160           53,989          122,358           39,888
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          202,909           55,583          139,111           43,701
Contract owners' equity beginning of period ..............           55,583                -           43,701                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................          258,492           55,583          182,812           43,701
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................            4,816                -            3,551                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           17,442            5,007           11,128            3,635
  Units redeemed .........................................           (1,606)            (191)          (1,709)             (84)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           20,652            4,816           12,970            3,551
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        NBAMTBal                          NBAMTFasc
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $          350              604             (241)             (42)
  Realized gain (loss) on investments ....................              904             (877)             466              750
  Change in unrealized gain (loss) on investments ........            4,443            8,095            5,792              747
  Reinvested capital gains ...............................                -                -              152                5
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................            5,697            7,822            6,169            1,460
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)            2,606            6,261            6,350              552
  Transfers between funds ................................            4,666           10,323           95,586           10,214
  Surrenders (note 6) ....................................          (29,767)               -          (14,167)            (648)
  Death benefits (note 4) ................................                -                -                -                -
  Net policy repayments (loans) (note 5) .................              278               22           13,390             (328)
  Deductions for surrender charges (note 2d) .............             (460)               -             (184)             (30)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............           (3,114)          (2,308)          (2,746)            (505)
  Asset charges (note 3):
    MSP contracts ........................................                -                -              (29)               -
    LSFP contracts .......................................                -                -                -                -
  Adjustments to maintain reserves .......................               19                7               43               (5)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          (25,772)          14,305           98,243            9,250
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          (20,075)          22,127          104,412           10,710
Contract owners' equity beginning of period ..............           68,167           46,040           10,710                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $       48,092           68,167          115,122           10,710
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................            3,415            2,497              854                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................              383            1,044            7,673              926
  Units redeemed .........................................           (1,492)            (126)            (283)             (72)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................            2,306            3,415            8,244              854
                                                             ==============   ==============   ==============   ==============

                                                                        NBAMTGro                         NBAMTGuard
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................         (122,271)        (113,247)         (10,008)           3,217
  Realized gain (loss) on investments ....................          (65,787)      (2,849,105)         141,283         (219,402)
  Change in unrealized gain (loss) on investments ........        2,575,966        6,753,242          151,481          710,906
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        2,387,908        3,790,890          282,756          494,721
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)        1,422,100        1,709,589          148,296          147,198
  Transfers between funds ................................         (437,744)         119,597           53,930           (5,208)
  Surrenders (note 6) ....................................       (1,321,082)      (2,092,717)         (92,306)        (168,265)
  Death benefits (note 4) ................................          (84,216)         (25,820)               -                -
  Net policy repayments (loans) (note 5) .................           66,888          792,718          (27,708)          (6,356)
  Deductions for surrender charges (note 2d) .............          (30,080)         (96,729)          (2,357)          (7,778)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (972,086)      (1,002,885)         (88,002)         (98,065)
  Asset charges (note 3):
    MSP contracts ........................................           (2,886)          (2,540)          (1,260)          (1,250)
    LSFP contracts .......................................           (5,895)          (5,756)          (1,576)          (1,689)
  Adjustments to maintain reserves .......................           20,840           17,434              117               22
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................       (1,344,161)        (587,109)         (10,866)        (141,391)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        1,043,747        3,203,781          271,890          353,330
Contract owners' equity beginning of period ..............       16,201,312       12,997,531        1,959,167        1,605,837
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................       17,245,059       16,201,312        2,231,057        1,959,167
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          821,615          866,555          195,762          210,005
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          134,685          140,684           39,197           31,713
  Units redeemed .........................................         (226,112)        (185,624)         (41,743)         (45,956)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          730,188          821,615          193,216          195,762
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        NBAMTLMat                        NBAMTMCGrS
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $      173,093          239,549           (1,734)            (601)
  Realized gain (loss) on investments ....................            2,068           19,906           15,460            7,082
  Change in unrealized gain (loss) on investments ........         (172,376)        (150,522)          20,124            9,663
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................            2,785          108,933           33,850           16,144
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          297,222          419,152           26,634           11,530
  Transfers between funds ................................          (36,250)          90,649           39,838          247,205
  Surrenders (note 6) ....................................         (719,031)      (1,419,276)         (90,743)               -
  Death benefits (note 4) ................................         (279,808)            (398)               -                -
  Net policy repayments (loans) (note 5) .................          212,060          681,836          (19,292)              84
  Deductions for surrender charges (note 2d) .............           (8,138)         (65,601)             (43)               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (210,888)        (259,691)         (11,196)          (2,747)
  Asset charges (note 3):
    MSP contracts ........................................           (4,235)          (7,524)             (37)               -
    LSFP contracts .......................................           (1,935)          (1,699)            (319)            (148)
  Adjustments to maintain reserves .......................            4,711          (30,720)             113              (12)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................         (746,292)        (593,272)         (55,045)         255,912
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................         (743,507)        (484,339)         (21,195)         272,056
Contract owners' equity beginning of period ..............        6,257,182        6,741,521          272,056                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    5,513,675        6,257,182          250,861          272,056
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          352,066          390,323           22,177                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           49,406           48,590           13,917           22,437
  Units redeemed .........................................          (96,484)         (86,847)         (18,374)            (260)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          304,988          352,066           17,720           22,177
                                                             ==============   ==============   ==============   ==============

                                                                        NBAMTPart                        NBAMSocRes
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................         (134,882)        (125,663)            (810)            (106)
  Realized gain (loss) on investments ....................          211,699       (2,482,304)           1,132               25
  Change in unrealized gain (loss) on investments ........        3,414,183        8,076,460           18,249            4,282
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        3,491,000        5,468,493           18,571            4,201
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)        1,811,132        1,956,281          108,636            1,275
  Transfers between funds ................................         (318,362)        (669,643)         100,258           35,670
  Surrenders (note 6) ....................................       (1,489,288)      (2,336,671)               -                -
  Death benefits (note 4) ................................         (163,254)         (73,321)               -                -
  Net policy repayments (loans) (note 5) .................         (174,578)         567,185              (12)             143
  Deductions for surrender charges (note 2d) .............          (71,638)        (108,005)               -                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............       (1,120,926)      (1,166,922)          (3,546)            (759)
  Asset charges (note 3):
    MSP contracts ........................................          (12,080)         (10,782)             (34)               -
    LSFP contracts .......................................          (18,835)         (15,068)               -                -
  Adjustments to maintain reserves .......................          150,638           (1,353)              55                6
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................       (1,407,191)      (1,858,299)         205,357           36,335
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        2,083,809        3,610,194          223,928           40,536
Contract owners' equity beginning of period ..............       20,361,047       16,750,853           40,536                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................       22,444,856       20,361,047          264,464           40,536
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          903,543          990,334            3,293                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          148,097          124,453           16,107            3,372
  Units redeemed .........................................         (209,120)        (211,244)            (288)             (79)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          842,520          903,543           19,112            3,293
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        OppAggGro                          OppBdFd
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $      (15,105)         (11,886)         530,582          679,789
  Realized gain (loss) on investments ....................           76,047          229,204            9,317           (4,847)
  Change in unrealized gain (loss) on investments ........          268,323           73,026           46,534          124,933
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          329,265          290,344          586,433          799,875
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          221,836          318,237          901,146          986,173
  Transfers between funds ................................           44,672          301,461         (379,158)        (729,951)
  Surrenders (note 6) ....................................          (45,473)         (68,982)        (859,561)      (1,054,622)
  Death benefits (note 4) ................................          (34,534)          (2,559)        (206,078)         (14,916)
  Net policy repayments (loans) (note 5) .................          (17,348)         (29,327)        (196,780)          (9,225)
  Deductions for surrender charges (note 2d) .............           (2,370)          (3,188)         (26,725)         (48,746)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (120,132)        (122,764)        (612,690)        (683,420)
  Asset charges (note 3):
    MSP contracts ........................................           (1,039)            (660)          (8,648)          (9,531)
    LSFP contracts .......................................             (545)            (166)          (6,365)          (6,190)
  Adjustments to maintain reserves .......................              201          (11,039)           5,975          (37,158)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................           45,268          381,013       (1,388,884)      (1,607,586)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          374,533          671,357         (802,451)        (807,711)
Contract owners' equity beginning of period ..............        1,829,696        1,158,339       13,201,599       14,009,310
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    2,204,229        1,829,696       12,399,148       13,201,599
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          385,863          304,625          607,217          685,876
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          109,911          141,228           91,514           95,828
  Units redeemed .........................................         (105,224)         (59,990)        (159,989)        (174,487)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          390,550          385,863          538,742          607,217
                                                             ==============   ==============   ==============   ==============

                                                                        OppCapAp                          OppGlSec
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................          (58,392)         (49,154)         170,282           (1,280)
  Realized gain (loss) on investments ....................          322,087       (2,159,972)        (146,798)      (4,355,424)
  Change in unrealized gain (loss) on investments ........          548,435        5,578,110        5,762,698       14,079,632
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          812,130        3,368,984        5,786,182        9,722,928
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)        1,223,634        1,377,491        2,032,224        2,087,217
  Transfers between funds ................................       (1,165,538)         369,298          534,826          207,428
  Surrenders (note 6) ....................................         (740,992)        (676,382)      (2,425,284)      (1,759,910)
  Death benefits (note 4) ................................          (50,554)        (134,063)         (90,694)         (49,058)
  Net policy repayments (loans) (note 5) .................          (63,270)        (101,777)        (133,226)         153,062
  Deductions for surrender charges (note 2d) .............          (30,565)         (31,263)         (60,616)         (81,346)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (735,336)        (772,898)      (1,453,212)      (1,383,805)
  Asset charges (note 3):
    MSP contracts ........................................           (5,222)          (5,271)         (12,749)          (9,838)
    LSFP contracts .......................................           (6,153)          (5,208)          (9,658)          (7,297)
  Adjustments to maintain reserves .......................              729           31,756            3,026           22,496
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................       (1,573,267)          51,683       (1,615,363)        (821,051)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................         (761,137)       3,420,667        4,170,819        8,901,877
Contract owners' equity beginning of period ..............       15,037,972       11,617,305       32,880,624       23,978,747
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................       14,276,835       15,037,972       37,051,443       32,880,624
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        1,025,550        1,030,433        1,150,008        1,190,779
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          149,997          167,469          254,793          148,719
  Units redeemed .........................................         (259,393)        (172,352)        (309,935)        (189,490)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          916,154        1,025,550        1,094,866        1,150,008
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        OppHighInc                      OppMSFund
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $       20,029             (475)           2,590            2,578
  Realized gain (loss) on investments ....................            6,132            2,808           71,154           81,690
  Change in unrealized gain (loss) on investments ........           26,739           15,287           46,372          214,017
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           52,900           17,620          120,116          298,285
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           44,568           17,306          121,866          100,521
  Transfers between funds ................................          346,876          301,861          187,100          195,608
  Surrenders (note 6) ....................................          (18,234)         (13,447)        (143,536)         (62,594)
  Death benefits (note 4) ................................                -                -                -                -
  Net policy repayments (loans) (note 5) .................          (23,832)          (5,673)            (276)         (42,180)
  Deductions for surrender charges (note 2d) .............             (322)            (622)          (3,173)          (2,893)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (21,854)          (4,568)         (65,446)         (54,561)
  Asset charges (note 3):
    MSP contracts ........................................             (754)            (256)          (1,585)          (1,227)
    LSFP contracts .......................................             (237)             (40)          (1,008)            (811)
  Adjustments to maintain reserves .......................               88              (11)             183               19
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          326,299          294,550           94,125          131,882
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          379,199          312,170          214,241          430,167
Contract owners' equity beginning of period ..............          312,170                -        1,430,259        1,000,092
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $      691,369          312,170        1,644,500        1,430,259
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           28,013                -          175,119          154,096
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           34,681           30,411           57,917           46,202
  Units redeemed .........................................           (5,424)          (2,398)         (47,690)         (25,179)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           57,270           28,013          185,346          175,119
                                                             ==============   ==============   ==============   ==============

                                                                       OppMSSmCap                        OppMultStr
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................           (2,876)            (584)          37,791          275,544
  Realized gain (loss) on investments ....................           34,052            1,581            5,026         (166,820)
  Change in unrealized gain (loss) on investments ........           41,925           29,320        1,342,038        2,834,011
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................           73,101           30,317        1,384,855        2,942,735
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           43,982           20,279        1,078,916        1,155,345
  Transfers between funds ................................           33,862          365,548          197,728          434,484
  Surrenders (note 6) ....................................          (41,329)          (7,875)      (1,310,498)        (532,500)
  Death benefits (note 4) ................................          (24,258)               -          (50,442)         (18,039)
  Net policy repayments (loans) (note 5) .................            1,010               80          (99,578)         (62,595)
  Deductions for surrender charges (note 2d) .............             (430)            (364)         (19,981)         (24,613)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............          (18,740)          (4,125)        (720,680)        (738,657)
  Asset charges (note 3):
    MSP contracts ........................................             (178)             (37)          (9,268)          (8,381)
    LSFP contracts .......................................              (21)             (53)          (3,641)          (3,405)
  Adjustments to maintain reserves .......................              106               (7)           6,181            1,395
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................           (5,996)         373,446         (931,263)         203,034
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................           67,105          403,763          453,592        3,145,769
Contract owners' equity beginning of period ..............          403,763                -       15,405,023       12,259,254
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................          470,868          403,763       15,858,615       15,405,023
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................           29,251                -          549,203          543,407
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................            6,754           29,584           81,077           76,748
  Units redeemed .........................................           (7,215)            (333)        (114,684)         (70,952)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................           28,790           29,251          515,596          549,203
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        PVTGroInc                         PVTIntEq
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $          766              (40)             878             (131)
  Realized gain (loss) on investments ....................            2,429              (42)           5,777            2,026
  Change in unrealized gain (loss) on investments ........            5,108            1,560            8,163            5,418
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................            8,303            1,478           14,818            7,313
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)            3,164              543           22,980            1,697
  Transfers between funds ................................           57,970           13,190           62,948           55,373
  Surrenders (note 6) ....................................             (786)               -           (9,097)            (845)
  Death benefits (note 4) ................................                -                -          (16,252)               -
  Net policy repayments (loans) (note 5) .................                -                -               20               33
  Deductions for surrender charges (note 2d) .............              (10)               -             (124)             (39)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............           (4,220)            (252)          (5,228)            (754)
  Asset charges (note 3):
    MSP contracts ........................................                -                -                -                -
    LSFP contracts .......................................             (143)               -                -                -
  Adjustments to maintain reserves .......................               42               (5)              67               (3)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................           56,017           13,476           55,314           55,462
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................           64,320           14,954           70,132           62,775
Contract owners' equity beginning of period ..............           14,954                -           62,775                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $       79,274           14,954          132,907           62,775
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................            1,210                -            4,931                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................            4,994            1,233            6,455            5,067
  Units redeemed .........................................             (408)             (23)          (2,334)            (136)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................            5,796            1,210            9,052            4,931
                                                             ==============   ==============   ==============   ==============

                                                                         PVTVoyII                          StOpp2
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................              (78)             (36)        (262,942)        (220,857)
  Realized gain (loss) on investments ....................              100              114         (315,827)      (2,014,228)
  Change in unrealized gain (loss) on investments ........            1,982            1,025        6,108,252       11,846,663
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................            2,004            1,103        5,529,483        9,611,578
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)           14,440              727        2,279,452        2,539,077
  Transfers between funds ................................           23,716           13,491       (1,564,776)      (2,376,920)
  Surrenders (note 6) ....................................                -                -       (2,433,372)      (2,584,861)
  Death benefits (note 4) ................................                -                -          (65,608)         (71,968)
  Net policy repayments (loans) (note 5) .................                -                -          (54,978)         165,371
  Deductions for surrender charges (note 2d) .............                -                -          (45,345)        (119,477)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............           (1,682)            (223)      (1,661,992)      (1,735,526)
  Asset charges (note 3):
    MSP contracts ........................................              (84)               -           (8,687)          (6,701)
    LSFP contracts .......................................              (62)               -           (8,055)          (6,270)
  Adjustments to maintain reserves .......................               82               (3)         (39,900)          34,096
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................           36,410           13,992       (3,603,261)      (4,163,179)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................           38,414           15,095        1,926,222        5,448,399
Contract owners' equity beginning of period ..............           15,095                -       34,049,288       28,600,889
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................           53,509           15,095       35,975,510       34,049,288
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................            1,280                -          891,693        1,014,316
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................            3,319            1,300          173,276          118,496
  Units redeemed .........................................             (277)             (20)        (262,811)        (241,119)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................            4,322            1,280          802,158          891,693
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        StIntStk2                          StDisc2
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $            -           21,096          (57,587)         (51,688)
  Realized gain (loss) on investments ....................                -          (57,620)         296,424          389,397
  Change in unrealized gain (loss) on investments ........                -           (7,327)         813,089        1,778,903
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................                -          (43,851)       1,051,926        2,116,612
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)                -           32,865          460,124          611,081
  Transfers between funds ................................                -       (1,542,823)         180,546         (120,100)
  Surrenders (note 6) ....................................                -          (28,101)        (472,825)        (344,691)
  Death benefits (note 4) ................................                -             (570)        (137,894)         (49,278)
  Net policy repayments (loans) (note 5) .................                -              445          (40,052)          21,455
  Deductions for surrender charges (note 2d) .............                -           (1,299)          (8,681)         (15,932)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............                -          (15,810)        (346,490)        (350,368)
  Asset charges (note 3):
    MSP contracts ........................................                -              (75)          (1,865)          (1,643)
    LSFP contracts .......................................                -             (295)            (693)            (701)
  Adjustments to maintain reserves .......................                -             (778)          (6,447)           7,055
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................                -       (1,556,441)        (374,277)        (243,122)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................                -       (1,600,292)         677,649        1,873,490
Contract owners' equity beginning of period ..............                -        1,600,292        7,631,067        5,757,577
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $            -                -        8,308,716        7,631,067
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................                -          285,304          300,059          313,582
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................                -          102,641           56,220           44,706
  Units redeemed .........................................                -         (387,945)         (72,169)         (58,229)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................                -                -          284,110          300,059
                                                             ==============   ==============   ==============   ==============

                                                                        VEWrldBd                         VEWrldEMkt
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................          318,281           47,832           (5,121)         (23,710)
  Realized gain (loss) on investments ....................            9,612          529,474          708,751          764,615
  Change in unrealized gain (loss) on investments ........          (13,258)         135,636          452,466        1,136,659
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          314,635          712,942        1,156,096        1,877,564
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          187,640          441,801          358,934          609,752
  Transfers between funds ................................         (752,214)        (331,784)         147,794         (129,198)
  Surrenders (note 6) ....................................         (440,910)        (457,882)        (757,540)        (426,215)
  Death benefits (note 4) ................................         (126,398)          (8,634)         (12,234)         (17,744)
  Net policy repayments (loans) (note 5) .................          243,984           (8,665)          (4,256)         103,055
  Deductions for surrender charges (note 2d) .............           (7,794)         (21,164)         (12,080)         (19,700)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (179,718)        (250,797)        (247,600)        (227,740)
  Asset charges (note 3):
    MSP contracts ........................................           (1,408)          (2,331)          (2,494)          (2,156)
    LSFP contracts .......................................             (729)          (1,849)          (4,567)          (3,500)
  Adjustments to maintain reserves .......................          (38,437)          (6,158)          (5,705)             633
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................       (1,115,984)        (647,463)        (539,748)        (112,813)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................         (801,349)          65,479          616,348        1,764,751
Contract owners' equity beginning of period ..............        4,666,549        4,601,070        5,573,967        3,809,216
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................        3,865,200        4,666,549        6,190,315        5,573,967
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          248,334          291,343          582,778          609,125
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           43,903           44,705           74,842          151,286
  Units redeemed .........................................         (105,267)         (87,714)        (140,110)        (177,633)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          186,970          248,334          517,510          582,778
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       VEWrldHAs                           VKoreFI
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $      (21,702)         (12,004)           4,746              (54)
  Realized gain (loss) on investments ....................          535,736          688,621              430               80
  Change in unrealized gain (loss) on investments ........          666,602          856,699             (110)             414
  Reinvested capital gains ...............................                -                -              334                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................        1,180,636        1,533,316            5,400              440
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          378,056          484,564            8,264              529
  Transfers between funds ................................          559,764         (743,244)         163,312           29,850
  Surrenders (note 6) ....................................         (457,841)        (263,804)               -                -
  Death benefits (note 4) ................................          (22,680)          (2,937)               -                -
  Net policy repayments (loans) (note 5) .................          (11,024)         (22,204)               -                -
  Deductions for surrender charges (note 2d) .............           (5,285)         (12,193)               -                -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (264,062)        (224,533)          (5,370)            (201)
  Asset charges (note 3):
    MSP contracts ........................................           (3,385)          (2,233)             (34)               -
    LSFP contracts .......................................           (1,484)            (886)               -                -
  Adjustments to maintain reserves .......................           (7,896)            (674)              61               (7)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................          164,163         (788,144)         166,233           30,171
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        1,344,799          745,172          171,633           30,611
Contract owners' equity beginning of period ..............        5,210,328        4,465,156           30,611                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    6,555,127        5,210,328          202,244           30,611
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          288,700          345,490            3,007                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           82,927           60,677           16,678            3,028
  Units redeemed .........................................          (68,915)        (117,467)            (519)             (21)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          302,712          288,700           19,166            3,007
                                                             ==============   ==============   ==============   ==============

                                                                         VKEmMkt                        VKUSRealEst
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................          146,343          (14,792)         125,187          (81,334)
  Realized gain (loss) on investments ....................           72,756          316,470        1,117,091          150,623
  Change in unrealized gain (loss) on investments ........          (96,117)         218,451        3,194,741        3,325,139
  Reinvested capital gains ...............................           75,894                -          272,360                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          198,876          520,129        4,709,379        3,394,428
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 6)          140,568          344,106          918,742          963,507
  Transfers between funds ................................         (424,230)         747,030        2,210,362          313,407
  Surrenders (note 6) ....................................         (371,959)        (100,572)      (1,260,930)        (669,155)
  Death benefits (note 4) ................................                -                -          (52,372)         (27,635)
  Net policy repayments (loans) (note 5) .................           29,362           10,322         (120,630)          25,738
  Deductions for surrender charges (note 2d) .............           (4,708)          (4,649)         (35,729)         (30,929)
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ..............         (104,182)         (99,079)        (661,004)        (590,730)
  Asset charges (note 3):
    MSP contracts ........................................           (1,131)          (1,481)          (7,358)          (5,098)
    LSFP contracts .......................................           (3,951)          (3,217)          (6,992)          (4,899)
  Adjustments to maintain reserves .......................              199          (19,647)         284,480           (1,086)
                                                             --------------   --------------   --------------   --------------
      Net equity transactions ............................         (740,032)         872,813        1,268,569          (26,880)
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................         (541,156)       1,392,942        5,977,948        3,367,548
Contract owners' equity beginning of period ..............        2,861,361        1,468,419       13,033,980        9,666,432
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................        2,320,205        2,861,361       19,011,928       13,033,980
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          190,911          123,689          463,861          469,840
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................           22,530           83,477          113,729           77,792
  Units redeemed .........................................          (72,735)         (16,255)         (78,970)         (83,771)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          140,706          190,911          498,620          463,861
                                                             ==============   ==============   ==============   ==============

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Funds of the AIM Variable Insurance Fund (AIM VIF);
                    AIM VIF - Basic Value Fund - Series I Shares (AIMBValue) AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
                    AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)

               Portfolios of Alliance Variable Product Series Funds, Inc. (Alliance VPSF);
                    Alliance VPSF - Alliance Bernstein Growth & Income Portfolio
                    - Class A (AlVPGrIncA)
                    Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio
                    - Class A (AlVPSmCapVA)

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Funds of Dreyfus Inc.;
                    Dreyfus Socially Responsible Growth Fund, Inc., The
                    (DrySRGro)
                    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)

               Portfolios of Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
                    Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio:
                    Service Class (FidVIPIGBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)

               Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus International Value Fund - Class I (GVITDryIntVal)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

               Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VIT);
                    MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
                    MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                    Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class (NBAMTMCGrS)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
                    Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class (OppMSSmCap)
                    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)

               Funds of the Putnam Variable Trust (Putnam VT);
                    Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT - International Equity Fund - IB Shares (PVTIntEq) Putnam VT - Voyager II Fund - IB Shares (PVTVoyII)

               Strong Variable Insurance Funds, Inc.;
                    Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

          At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                    Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                    Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                    Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy's specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

          For modified single premium contracts, the monthly charge is equal to an annualized rate of 0.30% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a specified amount each year to 0% after the ninth year. However, if a policy's specified amount increases, the amount of the increase will have a nine-year surrender charge period.

          For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year to 0% in the ninth year for flexible premium contracts and after the end of the ninth year. However, if a policy's specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a specified amount each year to 0% after the end of the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Asset Charges

     For single premium contracts, the Company deducts a mortality and expense risk charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. The charge is assessed through the daily unit value calculation and is reflected in the table below.

     For multiple payment contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80%. The charge is assessed through the daily unit value calculation and is reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annualized rate of 0.90% charged against the cash value in the Variable Account. This charge is assessed monthly against each contract by liquidating units.

     For flexible premium contracts and last survivor flexible premium contracts
     (LSFP), the Company deducts an annualized rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2004:

                                              Total        AIMBValue     AIMCapAp     AIMCapDev    AlVPGrIncA
                                          -------------   -----------   ----------   ----------   ------------
Single Premium contracts issued
 prior to April 16, 1990 ..............   $     993,579             -            -            -              -
Single Premium contracts issued on
 or after April 16, 1990 ..............           6,425             -            -            -              -
Multiple Payment and Flexible
 Premium contracts ....................       5,419,841         3,551          653          855          4,026
                                          -------------   -----------   ----------   ----------   ------------
  Total ...............................   $   6,419,845         3,551          653          855          4,026
                                          =============   ===========   ==========   ==========   ============

                                           AlVPSmCapVA      ACVPBal      ACVPCapAp    ACVPIncGr   ACVPInflaPro
                                          -------------   -----------   ----------   ----------   ------------
Single Premium contracts issued
 prior to April 16, 1990 ..............   $           -         8,777       17,298        3,849              -
Single Premium contracts issued on
 or after April 16, 1990 ..............               -             -          367            -              -
Multiple Payment and Flexible
 Premium contracts ....................           3,045        31,987       75,774       22,297          4,073
                                          -------------   -----------   ----------   ----------   ------------
  Total ...............................   $       3,045        40,764       93,439       26,146          4,073
                                          =============   ===========   ==========   ==========   ============

                                             ACVPInt       ACVPUltra      ACVPVal      CSGPVen      CSIntFoc
                                          -------------   -----------   ----------   ----------   ------------
Single Premium contracts issued
 prior to April 16, 1990 ..............   $       8,937         1,094       22,329        1,298          4,635
Single Premium contracts issued on
 or after April 16, 1990 ..............               8             -           61            -              -
Multiple Payment and Flexible
 Premium contracts ....................          68,002         4,268       70,266        4,670         36,132
                                          -------------   -----------   ----------   ----------   ------------
  Total ...............................   $      76,947         5,362       92,656        5,968         40,767
                                          =============   ===========   ==========   ==========   ============

                                            CSSmCapGr     DrySmCapIxS    DrySRGro     DryStkIx      DryVIFApp
                                          -------------   -----------   ----------   ----------   ------------
Single Premium contracts issued
 prior to April 16, 1990 ..............   $      10,342         2,555        2,685       56,050         11,465
Single Premium contracts issued on
 or after April 16, 1990 ..............               -           285            -          157              -
Multiple Payment and Flexible
 Premium contracts ....................          93,254         5,726       67,123      478,857         33,788
                                          -------------   -----------   ----------   ----------   ------------
  Total ...............................   $     103,596         8,566       69,808      535,064         45,253
                                          =============   ===========   ==========   ==========   ============

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     DryVIFDevLd    DryVIFGrInc     FedAmLead      FedCapAp       FedQualBd
                                    ------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $          -          3,128              -              -           1,350
Single Premium contracts issued
 on or after April 16, 1990 ......             -              -              -              -               -
Multiple Payment and Flexible
 Premium contracts ...............         2,488         13,635            418            117           8,672
                                    ------------   ------------   ------------   ------------   -------------
  Total ..........................  $      2,488         16,763            418            117          10,022
                                    ============   ============   ============   ============   =============

                                      FidVIPEI       FidVIPGr       FidVIPHI       FidVIPOv        FidVIPAM
                                    ------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $    107,249         95,204         35,423         24,368          49,295
Single Premium contracts issued
 on or after April 16, 1990 ......           665            637            256            279             173
Multiple Payment and Flexible
 Premium contracts ...............       443,511        591,709        135,156        103,868         132,526
                                    ------------   ------------   ------------   ------------   -------------
  Total ..........................  $    551,425        687,550        170,835        128,515         181,994
                                    ============   ============   ============   ============   =============

                                      FidVIPCon     FidVIPIGBdS    FidVIPGrOp     FidVIPMCapS     FidVIPValS
                                    ------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $     53,400              -          2,172              -           4,984
Single Premium contracts issued
 on or after April 16, 1990 ......             -              -             57              -             291
Multiple Payment and Flexible
 Premium contracts ...............       353,316          4,419         26,160         13,935          10,871
                                    ------------   ------------   ------------   ------------   -------------
  Total ..........................  $    406,716          4,419         28,389         13,935          16,146
                                    ============   ============   ============   ============   =============

                                    FrVIPRisDiv    FTVIPSmCpVal    FrVIPForSec     GVITCVal     GVITDryIntVal
                                    ------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $          -              -              -              -               -
Single Premium contracts issued
 on or after April 16, 1990 ......             -              -              -              -               -
Multiple Payment and Flexible
 Premium contracts ...............        10,367          5,035          5,504          2,266           4,594
                                    ------------   ------------   ------------   ------------   -------------
  Total ..........................  $     10,367          5,035          5,504          2,266           4,594
                                    ============   ============   ============   ============   =============

                                    GVITDMidCapI    GVITEmMrkts    GVITFHiInc     GVITGlFin1      GVITGlHlth
                                    ------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $     11,164          3,070              -          1,335           3,681
Single Premium contracts issued
 on or after April 16, 1990 ......             5            324              -             51              80
Multiple Payment and Flexible
 Premium contracts ...............        37,441         10,441          2,196          2,723           4,123
                                    ------------   ------------   ------------   ------------   -------------
  Total ..........................  $     48,610         13,835          2,196          4,109           7,884
                                    ============   ============   ============   ============   =============

                                     GVITGlTech     GVITGlUtl1      GVITGvtBd     GVITGrowth      GVITIDAgg
                                    ------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $      1,239          1,462         33,881          4,800               -
Single Premium contracts issued
 on or after April 16, 1990 ......           267             53            177              -               -
Multiple Payment and Flexible
 Premium contracts ...............         7,507          1,414         74,811        115,592           8,018
                                    ------------   ------------   ------------   ------------   -------------
  Total ..........................  $      9,013          2,929        108,869        120,392           8,018
                                    ============   ============   ============   ============   =============

                                      GVITIDCon      GVITIDMod    GVITIDModAgg   GVITIDModCon     GVITIntGro
                                    ------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $        686          5,004          1,727          6,774             329
Single Premium contracts issued
 on or after April 16, 1990 ......             -              -              -              -               -
Multiple Payment and Flexible
 Premium contracts ...............         3,317         18,823         21,247          4,363             811
                                    ------------   ------------   ------------   ------------   -------------
  Total ..........................  $      4,003         23,827         22,974         11,137           1,140
                                    ============   ============   ============   ============   =============

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      GVITSMdCpGr      GVITMyMkt     GVITNWFund      GVITLead      GVITSmCapGr
                                    --------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $        1,665         90,103         26,226            289           1,991
Single Premium contracts issued
 on or after April 16, 1990 ......               -            580            108              -              10
Multiple Payment and Flexible
 Premium contracts ...............           8,330        148,585        515,804            560           8,576
                                    --------------   ------------   ------------   ------------   -------------
  Total ..........................  $        9,995        239,268        542,138            849          10,577
                                    ==============   ============   ============   ============   =============

                                     GVITSmCapVal     GVITSmComp     GVITTGroFoc     GVITUSGro   GVITVKMultiSec
                                    --------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $       26,441         12,888            447          1,562           1,539
Single Premium contracts issued
 on or after April 16, 1990 ......             210            101              -              -               -
Multiple Payment and Flexible
 Premium contracts ...............          77,318        172,865          1,033          5,145           6,682
                                    --------------   ------------   ------------   ------------   -------------
  Total ..........................  $      103,969        185,854          1,480          6,707           8,221
                                    ==============   ============   ============   ============   =============

                                        JanBal         JanCapAp       JanGlTech      JanIntGro     JanRMgLgCap
                                    --------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $            -          1,169          1,242          3,124               -
Single Premium contracts issued
 on or after April 16, 1990 ......               -              -              -              -               -
Multiple Payment and Flexible
 Premium contracts ...............             392         16,237          6,940          9,062             305
                                    --------------   ------------   ------------   ------------   -------------
  Total ..........................  $          392         17,406          8,182         12,186             305
                                    ==============   ============   ============   ============   =============

                                     MFSVITInvGrwI    MFSVITValIn     NBAMTBal       NBAMTFasc       NBAMTGro
                                    --------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $            -              -              -              -          17,659
Single Premium contracts issued
 on or after April 16, 1990 ......               -              -              -              -             381
Multiple Payment and Flexible
 Premium contracts ...............           1,241            523            560            241         104,231
                                    --------------   ------------   ------------   ------------   -------------
  Total ..........................  $        1,241            523            560            241         122,271
                                    ==============   ============   ============   ============   =============

                                      NBAMTGuard       NBAMTLMat     NBAMTMCGrS      NBAMTPart      NBAMSocRes
                                    --------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $          744         15,096              -         11,474               -
Single Premium contracts issued
 on or after April 16, 1990 ......               -            108              -              -               -
Multiple Payment and Flexible
 Premium contracts ...............          11,646         29,397          1,734        125,736             810
                                    --------------   ------------   ------------   ------------   -------------
  Total ..........................  $       12,390         44,601          1,734        137,210             810
                                    ==============   ============   ============   ============   =============

                                       OppAggGro        OppBdFd       OppCapAp       OppGlSec       OppHighInc
                                    --------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $        2,805         11,100         15,040         26,773               -
Single Premium contracts issued
 on or after April 16, 1990 ......              50              -              2              -               -
Multiple Payment and Flexible
 Premium contracts ...............          12,250         79,018         89,462        221,287           3,025
                                    --------------   ------------   ------------   ------------   -------------
  Total ..........................  $       15,105         90,118        104,504        248,060           3,025
                                    ==============   ============   ============   ============   =============

                                       OppMSFund      OppMSSmCap     OppMultStr      PVTGroInc       PVTIntEq
                                    --------------   ------------   ------------   ------------   -------------
Single Premium contracts issued
 prior to April 16, 1990 .........  $        2,558              -         25,757              -               -
Single Premium contracts issued
 on or after April 16, 1990 ......               -              -              -              -               -
Multiple Payment and Flexible
 Premium contracts ...............           8,350          2,876         92,982            460             782
                                    --------------   ------------   ------------   ------------   -------------
  Total ..........................  $       10,908          2,876        118,739            460             782
                                    ==============   ============   ============   ============   =============

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     PVTVoyII    StOpp2   StDisc2     VEWrldBd    VEWrldEMkt
                                    ---------   -------   -------   -----------   ----------
Single Premium contracts issued
 prior to April 16, 1990            $       -    35,747     6,595        11,683        6,019
Single Premium contracts issued
 on or after April 16, 1990                 -       186        36           109           59
Multiple Payment and Flexible
 Premium contracts                        152   227,009    50,956        20,847       31,631
                                    ---------   -------   -------   -----------   ----------
  Total                             $     152   262,942    57,587        32,639       37,709
                                    =========   =======   =======   ===========   ==========

                                    VEWrldHAs   VKoreFI   VKEmMkt   VKUSRealEst
                                    ---------   -------   -------   -----------
Single Premium contracts issued
 prior to April 16, 1990            $  12,053         -     3,509        17,242
Single Premium contracts issued
 on or after April 16, 1990                52         -       105           135
Multiple Payment and Flexible
 Premium contracts                     30,431       802    12,435        91,392
                                    ---------   -------   -------   -----------
  Total                             $  42,536       802    16,049       108,769
                                    =========   =======   =======   ===========

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $26,791,089 and $28,008,881, respectively, and total transfers from the Account to the fixed account were $25,279,930 and $28,642,868, respectively.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
Modified Single Premium contracts and Last Survivor Flexible Premium contracts
  AIM VIF - Basic Value Fund - Series I Shares
    2004 .....................................      0.00%      738  $  14.514365   $      10,712         0.00%     11.07%
    2003 .....................................      0.00%    1,146     13.067831          14,976         0.11%     30.68% 05/01/03
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2004 .....................................      0.00%       76     13.214909           1,004         0.00%      6.63%
    2003 .....................................      0.00%       78     12.393708             967         0.00%     23.94% 05/01/03
  AIM VIF - Capital Development Fund - Series I Shares
    2004 .....................................      0.00%    2,534     15.025595          38,075         0.00%     15.50%
    2003 .....................................      0.00%      286     13.009212           3,721         0.00%     30.09% 05/01/03
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 .....................................      0.00%   18,484     13.867818         256,333         0.96%     11.46%
    2003 .....................................      0.00%   10,465     12.441750         130,203         0.00%     24.42% 05/01/03
  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
    2004 .....................................      0.00%    6,962     16.459431         114,591         0.13%     19.30%
    2003 .....................................      0.00%    3,645     13.796395          50,288         0.02%     37.96% 05/01/03
  American Century VP - Balanced Fund - Class I
    2004 .....................................      0.00%   40,968     17.964228         735,958         1.68%      9.78%
    2003 .....................................      0.00%   39,618     16.364159         648,315         2.53%     19.46%
    2002 .....................................      0.00%   41,666     13.698528         570,763         2.63%     -9.56%
    2001 .....................................      0.00%   46,974     15.146118         711,474         2.81%     -3.54%
    2000 .....................................      0.00%   46,479     15.701900         729,809         2.45%     -2.65%
  American Century VP - Capital Appreciation Fund - Class I
    2004 .....................................      0.00%   71,068     11.375351         808,423         0.00%      7.58%
    2003 .....................................      0.00%   78,088     10.573426         825,658         0.00%     20.47%
    2002 .....................................      0.00%   84,319      8.776539         740,029         0.00%    -21.20%
    2001 .....................................      0.00%  113,954     11.137742       1,269,190         0.00%    -28.07%
    2000 .....................................      0.00%  136,380     15.483078       2,111,582         0.00%      9.03%
  American Century VP - Income & Growth Fund - Class I
    2004 .....................................      0.00%   42,110     12.442664         523,961         1.44%     12.99%
    2003 .....................................      0.00%   57,191     11.011963         629,785         1.30%     29.35%
    2002 .....................................      0.00%   52,727      8.513147         448,873         1.10%    -19.37%
    2001 .....................................      0.00%   53,217     10.558315         561,882         0.81%     -8.35%
    2000 .....................................      0.00%   51,494     11.520561         593,240         0.55%    -10.62%
  American Century VP - Inflation Protection Fund - Class II
    2004 .....................................      0.00%    7,602     10.924094          83,045         3.57%      5.81%
    2003 .....................................      0.00%      739     10.324182           7,630         1.88%      3.24% 04/30/03
  American Century VP - International Fund - Clas3s I
    2004 .....................................      0.00%   63,654     16.713189       1,063,861         0.58%     14.92%
    2003 .....................................      0.00%   93,653     14.542846       1,361,981         0.75%     24.51%
    2002 .....................................      0.00%  108,743     11.680067       1,270,126         0.79%    -20.37%
    2001 .....................................      0.00%  111,542     14.668200       1,636,120         0.09%    -29.17%
    2000 .....................................      0.00%  143,626     20.710054       2,974,502         0.14%    -16.83%
  American Century VP - Ultra/(R)/ Fund - Class   I
    2004 .....................................      0.00%   12,672     11.111676         140,807         0.00%     10.68%
    2003 .....................................      0.00%    8,464     10.039885          84,978         0.00%     24.90%
    2002 .....................................      0.00%    2,062      8.038471          16,575         0.46%    -19.62% 05/01/02
  American Century VP - Value Fund - Class I
    2004 .....................................      0.00%   80,992     22.827520       1,848,846         1.01%     14.33%
    2003 .....................................      0.00%   94,777     19.965823       1,892,301         1.09%     28.96%
    2002 .....................................      0.00%  105,282     15.482416       1,630,020         0.90%    -12.62%
    2001 .....................................      0.00%   98,909     17.718442       1,752,513         0.95%     12.82%
    2000 .....................................      0.00%   53,790     15.704757         844,759         0.73%     18.14%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2004 .......................................      0.00%   11,532  $  13.315648  $      153,556         0.00%      17.99%
  2003 .......................................      0.00%   11,132     11.285456         125,630         0.00%      47.66%
  2002 .......................................      0.00%   11,260      7.643060          86,061         0.00%     -34.16%
  2001 .......................................      0.00%   12,080     11.607891         140,223         0.00%     -28.63%
  2000 .......................................      0.00%   19,402     16.265390         315,581         0.00%     -18.94%
Credit Suisse Trust - International Focus Portfolio
  2004 .......................................      0.00%  103,404     11.058069       1,143,449         0.99%      14.74%
  2003 .......................................      0.00%  111,879      9.637324       1,078,214         0.49%      33.09%
  2002 .......................................      0.00%  115,124      7.241185         833,634         0.00%     -19.90%
  2001 .......................................      0.00%  120,573      9.040640       1,090,057         0.00%     -22.27%
  2000 .......................................      0.00%  119,996     11.631433       1,395,725         0.45%     -25.90%
Credit Suisse Trust - Small Cap Growth Portfolio
  2004 .......................................      0.00%  136,576     14.022473       1,915,133         0.00%      10.87%
  2003 .......................................      0.00%  136,928     12.647723       1,731,827         0.00%      48.55%
  2002 .......................................      0.00%  132,124      8.514305       1,124,944         0.00%     -33.69%
  2001 .......................................      0.00%  185,522     12.840185       2,382,137         0.00%     -16.01%
  2000 .......................................      0.00%  212,377     15.287247       3,246,660         0.00%     -18.11%
Dreyfus IP - European Equity Portfolio
  2001 .......................................      0.00%      133      6.722485             894         0.84%     -28.13%
  2000 .......................................      0.00%    2,553      9.353456          23,879         0.42%      -9.65%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 .......................................      0.00%   40,584     12.889095         523,091         0.50%      21.88%
  2003 .......................................      0.00%   38,496     10.574853         407,090         0.33%      37.78%
  2002 .......................................      0.00%    4,411      7.675242          33,855         0.27%     -23.25% 05/01/02
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 .......................................      0.00%   46,244     15.829359         732,013         0.38%       6.21%
  2003 .......................................      0.00%   50,706     14.903772         755,711         0.11%      26.00%
  2002 .......................................      0.00%   57,964     11.828136         685,606         0.21%     -28.94%
  2001 .......................................      0.00%   72,096     16.646416       1,200,140         0.06%     -22.57%
  2000 .......................................      0.00%   87,987     21.499776       1,891,701         0.81%     -11.03%
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 .......................................      0.00%  578,778     20.696422      11,978,634         1.80%      10.64%
  2003 .......................................      0.00%  632,333     18.706070      11,828,465         1.51%      28.36%
  2002 .......................................      0.00%  584,757     14.572787       8,521,539         1.31%     -22.36%
  2001 .......................................      0.00%  599,693     18.770165      11,256,337         1.06%     -12.18%
  2000 .......................................      0.00%  591,538     21.373424      12,643,192         0.96%      -9.28%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 .......................................      0.00%   68,432     14.214838         972,750         1.63%       5.05%
  2003 .......................................      0.00%   77,680     13.532029       1,051,168         1.40%      21.17%
  2002 .......................................      0.00%   76,442     11.167894         853,696         1.14%     -16.71%
  2001 .......................................      0.00%   81,387     13.409044       1,091,322         0.84%      -9.31%
  2000 .......................................      0.00%   68,662     14.785375       1,015,193         0.63%      -0.65%
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
  2004 .......................................      0.00%    3,802     14.363942          54,612         0.22%      11.34%
  2003 .......................................      0.00%    4,756     12.900917          61,357         0.08%      29.01% 05/01/03
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2004 .......................................      0.00%   37,814     13.961156         527,927         1.23%       7.47%
  2003 .......................................      0.00%   36,562     12.991038         474,978         0.84%      26.57%
  2002 .......................................      0.00%   42,290     10.263905         434,061         0.60%     -25.33%
  2001 .......................................      0.00%   42,969     13.745232         590,619         0.50%      -5.85%
  2000 .......................................      0.00%   50,580     14.598583         738,396         0.61%      -3.78%
Federated IS - American Leaders Fund II - Primary Shares
  2004 .......................................      0.00%      306     13.830995           4,232         0.41%       9.78%
Federated IS - Quality Bond Fund II - Primary Shares
  2004 .......................................      0.00%   12,318     11.692084         144,023         4.98%       3.62%
  2003 .......................................      0.00%   11,878     11.283621         134,027         3.93%       4.65%
  2002 .......................................      0.00%   11,620     10.782678         125,295         0.00%       7.83% 05/01/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 .......................................      0.00%  375,788  $  20.410267   $   7,669,933         1.56%      11.53%
  2003 .......................................      0.00%  409,083     18.300351       7,486,362         1.80%      30.33%
  2002 .......................................      0.00%  407,426     14.041601       5,720,913         1.77%     -16.95%
  2001 .......................................      0.00%  431,008     16.906669       7,286,910         1.70%      -4.96%
  2000 .......................................      0.00%  410,082     17.788146       7,294,598         1.65%       8.42%
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 .......................................      0.00%  365,242     17.401445       6,355,739         0.27%       3.38%
  2003 .......................................      0.00%  393,063     16.832769       6,616,339         0.27%      32.85%
  2002 .......................................      0.00%  408,322     12.670716       5,173,732         0.25%     -30.10%
  2001 .......................................      0.00%  464,650     18.128151       8,423,245         0.08%     -17.65%
  2000 .......................................      0.00%  494,090     22.013206      10,876,505         0.12%     -10.98%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 .......................................      0.00%  222,416     13.018901       2,895,612         8.82%       9.59%
  2003 .......................................      0.00%  277,638     11.879372       3,298,165         5.94%      27.26%
  2002 .......................................      0.00%  277,242      9.334381       2,587,882         9.29%       3.44%
  2001 .......................................      0.00%  268,872      9.023656       2,426,208        13.67%     -11.73%
  2000 .......................................      0.00%  251,453     10.222956       2,570,593         7.66%     -22.47%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 .......................................      0.00%  112,550     15.850578       1,783,983         1.14%      13.64%
  2003 .......................................      0.00%  104,335     13.948630       1,455,330         0.83%      43.37%
  2002 .......................................      0.00%  100,989      9.729244         982,547         0.83%     -20.28%
  2001 .......................................      0.00%  100,976     12.204145       1,232,326         5.37%     -21.17%
  2000 .......................................      0.00%  109,074     15.480896       1,688,563         1.56%     -19.11%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 .......................................      0.00%   80,426     17.785832       1,430,443         2.76%       5.47%
  2003 .......................................      0.00%   78,858     16.863587       1,329,829         3.62%      17.97%
  2002 .......................................      0.00%   87,642     14.294216       1,252,774         3.98%      -8.73%
  2001 .......................................      0.00%   97,209     15.661062       1,522,396         4.21%      -4.09%
  2000 .......................................      0.00%   97,054     16.328861       1,584,781         3.30%      -3.93%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 .......................................      0.00%  258,620     24.855086       6,428,022         0.34%      15.48%
  2003 .......................................      0.00%  271,532     21.523942       5,844,439         0.46%      28.46%
  2002 .......................................      0.00%  278,231     16.754926       4,661,740         0.85%      -9.35%
  2001 .......................................      0.00%  310,919     18.482808       5,746,656         0.78%     -12.24%
  2000 .......................................      0.00%  339,730     21.061590       7,155,254         0.36%      -6.62%
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class
  2004 .......................................      0.00%   24,840     10.659014         264,770         1.88%       4.32%
  2003 .......................................      0.00%      998     10.217718          10,197         0.00%       2.18% 05/01/03
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 .......................................      0.00%   61,482     11.036087         678,521         0.53%       7.19%
  2003 .......................................      0.00%   60,543     10.295709         623,333         0.74%      29.87%
  2002 .......................................      0.00%   51,868      7.927585         411,188         1.07%     -21.84%
  2001 .......................................      0.00%   59,212     10.143319         600,606         0.38%     -14.42%
  2000 .......................................      0.00%   67,837     11.852480         804,037         1.30%     -17.07%
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class
  2004 .......................................      0.00%   27,716     17.574515         487,095         0.00%      24.77%
  2003 .......................................      0.00%    9,873     14.085331         139,064         0.00%      40.85% 05/01/03
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 .......................................      0.00%   27,044     13.506506         365,270         0.00%      13.99%
  2003 .......................................      0.00%   26,162     11.849148         309,997         0.00%      57.79%
  2002 .......................................      0.00%      843      7.509507           6,331         0.00%     -24.90% 05/01/02
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
  2004 .......................................      0.00%   30,080     13.690957         411,824         0.66%      11.25%
  2003 .......................................      0.00%   15,727     12.306508         193,544         0.20%      23.07% 05/01/03
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
  2004 .......................................      0.00%    7,248     16.575156         120,137         0.19%      24.09%
  2003 .......................................      0.00%    2,401     13.357313          32,071         0.12%      33.57% 05/01/03
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
  2004 .......................................      0.00%   25,722     15.773327         405,722         1.10%      18.87%
  2003 .......................................      0.00%    4,015     13.269107          53,275         0.79%      32.69% 05/01/03

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
Gartmore GVIT Comstock Value Fund - Class I
  2004 .......................................      0.00%    1,768  $  14.889740  $       26,325         1.56%      17.50%
  2003 .......................................      0.00%       75     12.672281             950         1.52%      26.72% 05/01/03
Gartmore GVIT Dreyfus International Value Fund - Class I
  2004 .......................................      0.00%   11,032     16.772215         185,031         2.03%      20.29%
  2003 .......................................      0.00%    3,602     13.838062          49,845         0.00%      38.38% 05/01/03
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 .......................................      0.00%   74,186     13.700026       1,016,350         0.54%      15.73%
  2003 .......................................      0.00%   87,632     11.837744       1,037,365         0.49%      34.65%
  2002 .......................................      0.00%   57,522      8.791459         505,702         0.42%     -15.30%
  2001 .......................................      0.00%   37,983     10.379883         394,259         0.54%      -1.30%
  2000 .......................................      0.00%   15,903     10.517026         167,252         0.56%       5.17%
Gartmore GVIT Emerging Markets Fund - Class I
  2004 .......................................      0.00%   16,620     13.973799         232,245         0.93%      20.74%
  2003 .......................................      0.00%   19,194     11.573140         222,135         0.66%      65.26%
  2002 .......................................      0.00%    7,501      7.002885          52,529         0.17%     -15.23%
  2001 .......................................      0.00%   27,272      8.260926         225,292         0.52%      -5.18%
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 .......................................      0.00%    7,390     12.241616          90,466         8.50%      10.10%
  2003 .......................................      0.00%    5,828     11.119017          64,802         9.25%      11.19% 05/01/03
Gartmore GVIT Global Financial Services Fund - Class I
  2004 .......................................      0.00%    1,534     14.827817          22,746         1.45%      20.99%
  2003 .......................................      0.00%    1,548     12.255125          18,971         0.88%      41.45%
  2002 .......................................      0.00%      289      8.663891           2,504         0.08%     -13.36% 05/01/02
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 .......................................      0.00%   11,908     12.296466         146,426         0.00%       7.86%
  2003 .......................................      0.00%    7,254     11.400451          82,699         0.00%      36.69%
  2002 .......................................      0.00%    1,753      8.340128          14,620         0.00%     -16.60% 05/01/02
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 .......................................      0.00%   24,430      3.193545          78,018         0.00%       4.31%
  2003 .......................................      0.00%   27,880      3.061527          85,355         0.00%      55.23%
  2002 .......................................      0.00%   11,606      1.972253          22,890         0.59%     -42.78%
  2001 .......................................      0.00%    2,536      3.446837           8,741         0.00%     -42.72%
  2000 ............................... .......      0.00%    2,596      6.017639          15,622         0.00%     -39.82% 10/02/00
Gartmore GVIT Global Utilities Fund - Class I
  2004 .......................................      0.00%   12,104     14.000446         169,461         1.92%      29.97%
  2003 .......................................      0.00%    3,190     10.772327          34,364         0.70%      24.05%
  2002 .......................................      0.00%      250      8.683837           2,171         0.54%     -13.16% 05/01/02
Gartmore GVIT Government Bond Fund - Class I
  2004 .......................................      0.00%  114,686     17.574111       2,015,504         5.48%       3.26%
  2003 .......................................      0.00%  141,781     17.018937       2,412,962         3.14%       2.00%
  2002 .......................................      0.00%  215,754     16.685161       3,599,890         4.42%      10.98%
  2001 .......................................      0.00%  192,314     15.033937       2,891,237         5.12%       7.25%
  2000 .......................................      0.00%  147,694     14.017108       2,070,243         5.25%      12.54%
Gartmore GVIT Growth Fund - Class I
  2004 ...............................              0.00%  145,006     11.433814       1,657,972         0.33%       8.16%
  2003 ...............................              0.00%  161,969     10.571536       1,712,261         0.02%      32.74%
  2002 ...............................              0.00%  160,573      7.964177       1,278,832         0.00%     -28.72%
  2001 ...............................              0.00%  169,484     11.173143       1,893,669         0.00%     -28.13%
  2000 ...............................              0.00%  202,780     15.547089       3,152,639         0.18%     -26.53%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ...............................              0.00%       84     12.527746           1,052         1.75%      14.03%
  2003 ...............................              0.00%       86     10.986753             945         1.41%      31.87%
Gartmore GVIT ID Conservative Fund - Class II
  2004 ...............................              0.00%    5,030     11.349571          57,088         2.46%       4.65%
  2003 ...............................              0.00%    4,630     10.845040          50,213         2.37%       7.91%
  2002 ...............................              0.00%   10,505     10.050418         105,580         2.80%       0.50% 01/25/02
Gartmore GVIT ID Moderate Fund - Class II
  2004 ...............................              0.00%   57,958     12.019313         696,615         2.27%       9.54%
  2003 ...............................              0.00%   26,164     10.972970         287,097         2.06%      20.05%
  2002 ...............................              0.00%   14,854      9.140249         135,769         1.72%      -8.60% 01/25/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 .......................................      0.00%   24,722  $  12.332826  $      304,892         1.97%      12.09%
  2003 .......................................      0.00%   10,934     11.002361         120,300         1.54%      26.64%
  2002 .......................................      0.00%   14,728      8.687687         127,952         1.55%     -13.12% 01/25/02
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 .......................................      0.00%   27,902     11.748118         327,796         2.48%       7.16%
  2003 .......................................      0.00%   21,041     10.963279         230,678         2.34%      13.70%
  2002 .......................................      0.00%    9,155      9.642427          88,276         2.35%      -3.58% 01/25/02
Gartmore GVIT International Growth Fund - Class I
  2004 .......................................      0.00%    1,590      7.757434          12,334         1.40%      14.19%
  2003 .......................................      0.00%    2,327      6.793220          15,808         0.00%      35.62%
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 .......................................      0.00%   21,204      5.783113         122,625         0.00%      15.34%
  2003 .......................................      0.00%   85,532      5.014057         428,862         0.00%      40.13%
  2002 .......................................      0.00%   49,103      3.578034         175,692         0.00%     -37.01%
  2001 .......................................      0.00%   15,083      5.680754          85,683         0.00%     -30.31%
  2000 .......................................      0.00%   15,341      8.151094         125,046         0.00%     -18.49% 05/01/00
Gartmore GVIT Money Market Fund - Class I
  2004 .......................................      0.00%  336,040     13.547206       4,552,403         0.78%       0.81%
  2003 .......................................      0.00%  426,388     13.438171       5,729,875         0.63%       0.63%
  2002 .......................................      0.00%  611,041     13.354620       8,160,220         1.26%       1.21%
  2001 .......................................      0.00%  752,971     13.194770       9,935,279         3.57%       3.60%
  2000 .......................................      0.00%  690,357     12.735851       8,792,284         5.53%       6.03%
Gartmore GVIT Nationwide/(R)/ Fund: Class I
  2004 .......................................      0.00%  283,884     18.672551       5,300,838         1.28%       9.75%
  2003 .......................................      0.00%  320,276     17.013568       5,449,038         0.56%      27.51%
  2002 .......................................      0.00%  343,472     13.342709       4,582,847         0.85%     -17.35%
  2001 .......................................      0.00%  370,050     16.144226       5,974,171         0.74%     -11.82%
  2000 .......................................      0.00%  383,717     18.308017       7,025,097         0.63%      -2.12%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004 .......................................      0.00%    2,072     12.589767          26,086         0.52%      18.79%
  2003 .......................................      0.00%      680     10.598061           7,207         0.19%      25.38%
  2002 .......................................      0.00%      837      8.452459           7,075         1.18%     -15.48% 05/01/02
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 .......................................      0.00%   38,172      7.354229         280,726         0.00%      13.42%
  2003 .......................................      0.00%   29,802      6.484322         193,246         0.00%      34.27%
  2002 .......................................      0.00%   39,937      4.829491         192,875         0.00%     -33.29%
  2001 .......................................      0.00%   28,981      7.239237         209,800         0.00%     -10.84%
  2000 .......................................      0.00%    5,428      8.119138          44,071         0.00%     -18.81%
Gartmore GVIT Small Cap Value Fund - Class I
  2004 .......................................      0.00%  125,486     21.025284       2,638,379         0.00%      17.30%
  2003 .......................................      0.00%  144,123     17.924637       2,583,352         0.00%      56.85%
  2002 .......................................      0.00%  156,777     11.427654       1,791,593         0.01%     -27.16%
  2001 .......................................      0.00%  145,093     15.689204       2,276,394         0.03%      28.28%
  2000 .......................................      0.00%   92,343     12.230652       1,129,415         0.00%      11.20%
Gartmore GVIT Small Company Fund - Class I
  2004 .......................................      0.00%  143,764     25.327151       3,641,133         0.00%      19.02%
  2003 .......................................      0.00%  163,826     21.279390       3,486,117         0.00%      41.01%
  2002 .......................................      0.00%  161,607     15.090443       2,438,721         0.00%     -17.33%
  2001 .......................................      0.00%  171,105     18.253468       3,123,260         0.10%      -6.70%
  2000 .......................................      0.00%  232,635     19.565011       4,551,506         0.03%       8.90%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 .......................................      0.00%   35,452      3.336873         118,299         0.00%      50.96%
  2002 .......................................      0.00%    5,450      2.210411          12,047         0.00%     -42.86%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
  2004 .......................................      0.00%    4,040     14.068165          56,835         0.00%      12.41%
  2003 .......................................      0.00%    4,436     12.515174          55,517         0.00%      52.14%
  2002 .......................................      0.00%    1,992      8.226323          16,387         0.00%     -17.74% 05/01/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 .......................................      0.00%   12,326  $  13.998807     $   172,549         4.85%       6.53%
  2003 .......................................      0.00%   18,184     13.140266         238,943         5.47%      12.12%
  2002 .......................................      0.00%   12,174     11.720231         142,682         4.53%       7.21%
  2001 .......................................      0.00%    2,363     10.932334          25,833         8.29%       4.19%
  2000 .......................................      0.00%    3,146     10.492823          33,010         8.52%       4.93%
Janus AS - Balanced Portfolio - Service Shares
  2004 .......................................      0.00%      668     11.945467           7,980         3.27%       8.29%
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 .......................................      0.00%   46,432      7.395085         343,369         0.02%      17.97%
  2003 .......................................      0.00%   57,199      6.268750         358,566         0.25%      20.23%
  2002 .......................................      0.00%   58,881      5.213836         306,996         0.30%     -15.93%
  2001 .......................................      0.00%   62,604      6.201616         388,246         0.91%     -21.83%
  2000 .......................................      0.00%   54,056      7.933369         428,846         1.33%     -30.82% 05/01/00
Janus AS - Global Technology Portfolio - Service Shares
  2004 .......................................      0.00%   46,310      3.697308         171,222         0.00%       0.57%
  2003 .......................................      0.00%   63,964      3.676479         235,162         0.00%      46.47%
  2002 .......................................      0.00%   54,722      2.510001         137,352         0.00%     -40.93%
  2001 .......................................      0.00%   58,616      4.249300         249,077         0.56%     -37.31%
  2000 .......................................      0.00%   51,067      6.778794         346,173         1.21%     -20.67% 05/01/00
Janus AS - International Growth Portfolio - Service Shares
  2004 .......................................      0.00%   47,840      7.217918         345,305         0.83%      18.69%
  2003 .......................................      0.00%   43,445      6.081514         264,211         0.99%      34.53%
  2002 .......................................      0.00%   43,393      4.520472         196,157         0.67%     -25.76%
  2001 .......................................      0.00%   37,721      6.088787         229,675         0.70%     -23.43%
  2000 .......................................      0.00%   28,662      7.951801         227,915         6.25%     -20.48% 05/01/00
MFS VIT - MFS Investors Growth Stock Series - Initial Class
  2004 .......................................      0.00%    1,058     12.663111          13,398         0.00%       9.18%
MFS VIT - MFS Value Series - Initial Class
  2004 .......................................      0.00%    2,060     14.245099          29,345         0.34%      15.18%
  2003 .......................................      0.00%      255     12.367820           3,154         0.00%      23.68% 05/01/03
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2004 .......................................      0.00%      486     14.105334           6,855         0.00%      11.88%
Neuberger Berman AMT - Growth Portfolio
  2004 .......................................      0.00%   79,436     14.354807       1,140,288         0.00%      16.60%
  2003 .......................................      0.00%   92,061     12.310867       1,133,351         0.00%      31.40%
  2002 .......................................      0.00%   91,607      9.369018         858,268         0.00%     -31.16%
  2001 .......................................      0.00%  194,831     13.610476       2,651,743         0.00%     -30.36%
  2000 .......................................      0.00%  165,377     19.543829       3,232,100         0.00%     -11.66%
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 .......................................      0.00%   34,354     12.031993         413,347         0.12%      15.81%
  2003 .......................................      0.00%   33,326     10.389042         346,225         0.84%      31.76%
  2002 .......................................      0.00%   40,952      7.884759         322,897         0.80%     -26.45%
  2001 .......................................      0.00%   42,795     10.719948         458,760         0.47%      -1.51%
  2000 .......................................      0.00%   31,192     10.883981         339,493         0.59%      1.13%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
  2004 .......................................      0.00%   57,882     14.963540         866,120         3.64%       0.78%
  2003 .......................................      0.00%   68,260     14.847857       1,013,515         4.41%       2.42%
  2002 .......................................      0.00%   78,261     14.496454       1,134,507         4.91%       5.34%
  2001 .......................................      0.00%   53,267     13.761786         733,049         5.78%       8.78%
  2000 .......................................      0.00%   48,744     12.650873         616,654         6.96%       6.78%
Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
  2004 .......................................      0.00%    3,532     14.298387          50,502         0.00%      16.03%
  2003 .......................................      0.00%    2,927     12.322580          36,068         0.00%      23.23% 05/01/03
Neuberger Berman AMT - Partners Portfolio
  2004 .......................................      0.00%  200,296     20.106864       4,027,324         0.01%      18.98%
  2003 .......................................      0.00%  212,651     16.900050       3,593,813         0.00%      35.09%
  2002 .......................................      0.00%  211,641     12.510433       2,647,721         0.53%     -24.14%
  2001 .......................................      0.00%  214,234     16.491924       3,533,131         0.38%      -2.83%
  2000 .......................................      0.00%  218,683     16.971642       3,711,410         0.79%       0.07%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 .......................................      0.00%      510  $  14.018027  $        7,149         0.00%      13.28%
  2003 .......................................      0.00%       42     12.374746             520         0.00%      23.75% 05/01/03
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 .......................................      0.00%   34,910      5.841557         203,929         0.00%      19.78%
  2003 .......................................      0.00%   27,076      4.877042         132,051         0.00%      25.59%
  2002 .......................................      0.00%   11,406      3.883303          44,293         0.65%     -27.79%
  2001 .......................................      0.00%   27,049      5.377832         145,465         0.87%     -31.27%
  2000 .......................................      0.00%   29,380      7.824211         229,875         0.00%     -21.76% 05/01/00
Oppenheimer Bond Fund/VA - Initial Class
  2004 .......................................      0.00%   96,616     17.187703       1,660,607         4.80%       5.49%
  2003 .......................................      0.00%  113,252     16.292834       1,845,196         5.67%       6.78%
  2002 .......................................      0.00%  126,813     15.258399       1,934,963         7.25%       9.08%
  2001 .......................................      0.00%  120,742     13.988352       1,688,982         7.04%       7.79%
  2000 .......................................      0.00%  108,962     12.977817       1,414,089         7.66%       6.10%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 .......................................      0.00%   83,842     16.462506       1,380,249         0.33%       6.94%
  2003 .......................................      0.00%   98,014     15.394717       1,508,898         0.38%      30.94%
  2002 .......................................      0.00%   90,095     11.756809       1,059,230         0.64%     -26.86%
  2001 .......................................      0.00%  116,791     16.074008       1,877,299         0.64%     -12.58%
  2000 .......................................      0.00%  115,080     18.386180       2,115,882         0.12%      -0.23%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 .......................................      0.00%  105,104     29.422164       3,092,387         1.25%      19.16%
  2003 .......................................      0.00%  103,002     24.690704       2,543,192         0.76%      43.02%
  2002 .......................................      0.00%  106,692     17.263833       1,841,913         0.56%     -22.13%
  2001 .......................................      0.00%  111,537     22.171331       2,472,924         0.69%     -12.04%
  2000 .......................................      0.00%  119,169     25.205074       3,003,663         0.27%       5.09%
Oppenheimer High Income Fund/VA - Initial Class
  2004 .......................................      0.00%   12,018     12.184423         146,432         4.23%       8.97%
  2003 .......................................      0.00%    6,913     11.181817          77,300         0.00%      11.82% 05/01/03
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 .......................................      0.00%   28,322      9.162245         259,493         0.84%       9.46%
  2003 .......................................      0.00%   34,417      8.370485         288,087         0.90%      26.72%
  2002 .......................................      0.00%   30,456      6.605587         201,180         0.65%     -18.80%
  2001 .......................................      0.00%   21,240      8.134641         172,780         0.41%     -10.16%
  2000 .......................................      0.00%   10,745      9.054521          97,291         0.00%      -9.45% 05/01/00
Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class
  2004 .......................................      0.00%    1,252     16.563464          20,737         0.00%      19.42%
  2003 .......................................      0.00%    2,855     13.869971          39,599         0.00%      38.70% 05/01/03
Oppenheimer Multiple Strategies Fund/VA - Initial Class
  2004 .......................................      0.00%   76,060     20.502973       1,559,456         1.01%      10.10%
  2003 .......................................      0.00%   80,959     18.621945       1,507,614         2.82%      24.96%
  2002 .......................................      0.00%   82,462     14.902681       1,228,905         3.60%     -10.40%
  2001 .......................................      0.00%   84,920     16.632670       1,412,446         3.96%       2.22%
  2000 .......................................      0.00%   82,390     16.271709       1,340,626         4.57%       6.44%
Putnam VT - Growth & Income Fund - IB Shares
  2004 .......................................      0.00%    1,634     13.805820          22,559         1.66%      11.11%
Putnam VT - Voyager II Fund - IB Shares
  2004 .......................................      0.00%    2,224     12.450430          27,690         0.19%       5.03%
  2003 .......................................      0.00%       42     11.853879             498         0.00%      18.54% 05/01/03
Strong Opportunity Fund II, Inc.
  2004 .......................................      0.00%   85,426     25.174087       2,150,522         0.00%      18.22%
  2003 .......................................      0.00%   93,627     21.294252       1,993,717         0.07%      37.01%
  2002 .......................................      0.00%   98,264     15.542573       1,527,275         0.38%     -26.82%
  2001 .......................................      0.00%  103,859     21.238327       2,205,791         0.59%      -3.70%
  2000 .......................................      0.00%   96,471     22.004768       2,122,822         0.00%       6.60%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
 Strong VIF - Strong Discovery Fund II
   2004 .......................................      0.00%   17,898   $ 19.143146   $     342,624         0.00%      15.72%
   2003 .......................................      0.00%   18,929     16.542813         313,139         0.00%      39.43%
   2002 .......................................      0.00%   20,094     11.864827         238,412         0.00%     -12.02%
   2001 .......................................      0.00%   22,035     13.485135         297,145         0.72%       4.08%
   2000 .......................................      0.00%   25,155     12.955970         325,907         0.00%       4.39%
 Strong VIF - Strong International Stock Fund II
   2002 .......................................      0.00%   57,275      5.361165         307,061         4.04%     -26.54%
   2001 .......................................      0.00%   55,640      7.298468         406,087         0.00%     -22.14%
   2000 .......................................      0.00%   51,648      9.373600         484,128         0.00%     -39.52%
 Van Eck WIT - Worldwide Bond Fund
   2004 .......................................      0.00%   14,838     16.976579         251,898         8.78%       9.15%
   2003 .......................................      0.00%   23,556     15.553340         366,374         1.75%      18.16%
   2002 .......................................      0.00%   39,706     13.162611         522,635         0.00%      21.66%
   2001 .......................................      0.00%   15,977     10.819530         172,864         4.39%      -5.10%
   2000 .......................................      0.00%   15,146     11.400381         172,670         4.90%       1.87%
 Van Eck WIT - Worldwide Emerging Markets Fund
   2004 .......................................      0.00%   83,090     12.647730       1,050,900         0.59%      25.89%
   2003 .......................................      0.00%   79,411     10.046593         797,810         0.11%      54.19%
   2002 .......................................      0.00%   99,351      6.515847         647,356         0.20%      -2.90%
   2001 .......................................      0.00%   79,757      6.710492         535,209         0.00%      -1.81%
   2000 .......................................      0.00%   91,301      6.834145         623,964         0.00%     -41.87%
 Van Eck WIT - Worldwide Hard Assets Fund
   2004 .......................................      0.00%   41,778     14.400064         601,606         0.37%      24.23%
   2003 .......................................      0.00%   43,115     11.615034         500,782         0.48%      45.08%
   2002 .......................................      0.00%   40,828      8.006062         326,871         0.68%      -2.83%
   2001 .......................................      0.00%   32,526      8.239575         268,000         1.21%     -10.44%
   2000 .......................................      0.00%   35,253      9.200485         324,345         1.12%      11.40%
 Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
   2004 .......................................      0.00%      622     10.680729           6,643         4.78%       4.37%
   2003 .......................................      0.00%       49     10.233765             501         0.00%       2.34% 05/01/03
 Van Kampen UIF - Emerging Markets Debt Portfolio
   2004 .......................................      0.00%   37,346     17.240440         643,861         6.41%      10.06%
   2003 .......................................      0.00%   41,844     15.664315         655,458         0.00%      27.86%
   2002 .......................................      0.00%   36,681     12.250737         449,369         6.91%       9.22%
   2001 .......................................      0.00%   33,534     11.216363         376,130         9.40%      10.10%
   2000 .......................................      0.00%   33,493     10.187412         341,207        12.32%      11.39%
 Van Kampen UIF - U.S.Real Estate Portfolio - Class A
   2004 .......................................      0.00%   57,878     37.127644       2,148,874         1.55%      36.39%
   2003 .......................................      0.00%   54,506     27.220749       1,483,694         0.00%      37.51%
   2002 .......................................      0.00%   52,407     19.795314       1,037,413         3.29%      -0.79%
   2001 .......................................      0.00%   58,299     19.952330       1,163,201         3.98%       9.84%
   2000 .......................................      0.00%   57,529     18.164582       1,044,990         8.22%      28.06%
Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
 AIM VIF - Basic Value Fund - Series I Shares
   2004 ......................................       0.50%    2,482     14.393873          35,726         0.00%      10.52%
 AIM VIF - Capital Appreciation Fund - Series I Shares
   2004 ......................................       0.50%      310     13.105225           4,063         0.00%       6.09%
   2003 ......................................       0.50%    1,364     12.965885          17,685         0.00%      29.66% 05/01/03
 AIM VIF - Capital Development Fund - Series I Shares
   2004 ......................................       0.50%    4,050     14.900870          60,349         0.00%      14.92%
 Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
   2004 ......................................       0.50%    9,008     13.752717         123,884         0.96%      10.91%
   2003 ......................................       0.50%    1,081     12.400313          13,405         0.00%      24.00% 05/01/03
 Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
   2004 ......................................       0.50%    2,172     16.322856          35,453         0.13%      18.71%
 American Century VP - Balanced Fund - Class I
   2004 ......................................       0.50%   28,138     22.837145         642,592         1.68%       9.23%
   2003 ......................................       0.50%   10,265     20.907285         214,613         2.53%      18.86%
   2002 ......................................       0.50%    2,665     17.589248          46,875         2.63%     -10.01%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                Contract                                          Investment
                                                Expense                 Unit         Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------  ------------  --------------  -----------  ----------
American Century VP - Capital Appreciation Fund - Class I
  2004 .......................................      0.50%   59,666  $  28.675107   $   1,710,929         0.00%       7.05%
  2003 .......................................      0.50%   31,820     26.787231         852,370         0.00%      19.87%
  2002 .......................................      0.50%   13,972     22.346236         312,222         0.00%     -21.59%
  2001 .......................................      0.50%    2,922     28.500613          83,279         0.00%     -28.43%
  2000 .......................................      0.50%    7,428     39.820221         295,785         0.00%       8.49%
American Century VP - Income & Growth Fund - Class I
  2004 .......................................      0.50%   28,284     12.034610         340,387         1.44%      12.43%
  2003 .......................................      0.50%   14,230     10.704192         152,321         1.30%      28.71%
  2002 .......................................      0.50%    7,837      8.316655          65,178         1.10%     -19.77%
American Century VP - Inflation Protection Fund - Class II
  2004 .......................................      0.50%    9,540     10.832965         103,346         3.57%       5.28%
American Century VP - International Fund - Class I
  2004 .......................................      0.50%   59,792     17.564316       1,050,206         0.58%      14.35%
  2003 .......................................      0.50%   27,774     15.360020         426,609         0.75%      23.89%
  2002 .......................................      0.50%    5,091     12.398163          63,119         0.79%     -20.77%
  2000 .......................................      0.50%    2,453     22.205291          54,470         0.14%     -17.24%
American Century VP - Ultra/(R)/ Fund - Class I
  2004 .......................................      0.50%   28,728     10.964413         314,986         0.00%      10.12%
  2003 .......................................      0.50%    2,408      9.956460          23,975         0.00%      24.28%
American Century VP - Value Fund - Class I
  2004 .......................................      0.50%   83,868     21.810391       1,829,194         1.01%      13.76%
  2003 .......................................      0.50%   31,176     19.171791         597,700         1.09%      28.32%
  2002 .......................................      0.50%   13,026     14.941112         194,623         0.90%     -13.06%
  2000 .......................................      0.50%      118     15.308543           1,806         0.73%      17.56%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2004 .......................................      0.50%    9,874     12.721972         125,617         0.00%      17.40%
  2003 .......................................      0.50%    6,096     10.836336          66,058         0.00%      46.92%
  2002 .......................................      0.50%    1,728      7.375606          12,745         0.00%     -34.49%
  2000 .......................................      0.50%    4,740     15.854894          75,152         0.00%     -19.34%
Credit Suisse Trust - International Focus Portfolio
  2004 .......................................      0.50%   39,228     12.375012         485,447         0.99%      14.17%
  2003 .......................................      0.50%   14,533     10.839093         157,525         0.49%      32.43%
  2002 .......................................      0.50%    2,769      8.184926          22,664         0.00%     -20.30%
Credit Suisse Trust - Small Cap Growth Portfolio
  2004 .......................................      0.50%   82,304     19.155888       1,576,606         0.00%      10.32%
  2003 .......................................      0.50%   27,210     17.364452         472,487         0.00%      47.81%
  2002 .......................................      0.50%    6,039     11.748025          70,946         0.00%     -34.02%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 .......................................      0.50%   32,364     12.718312         411,615         0.50%      21.28%
  2003 .......................................      0.50%    6,160     10.487006          64,600         0.33%      37.09%
  2002 .......................................      0.50%    4,866      7.649570          37,223         0.27%     -23.50% 05/01/02
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 .......................................      0.50%   31,910     23.320608         744,161         0.38%       5.68%
  2003 .......................................      0.50%    7,832     22.067029         172,829         0.11%      25.38%
  2002 .......................................      0.50%      876     17.600806          15,418         0.21%     -29.30%
Dreyfus Stock Index Fund, Inc.- Initial Shares
  2004 .......................................      0.50%  347,660     28.759010       9,998,357         1.80%      10.09%
  2003 .......................................      0.50%  108,026     26.123506       2,822,018         1.51%      27.72%
  2002 .......................................      0.50%   26,741     20.453144         546,938         1.31%     -22.75%
  2001 .......................................      0.50%    1,122     26.476528          29,707         1.06%     -12.62%
  2000 .......................................      0.50%    6,384     30.300792         193,440         0.96%      -9.73%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 .......................................      0.50%   39,366     13.653414         537,480         1.63%       4.52%
  2003 .......................................      0.50%   15,431     13.062720         201,571         1.40%      20.57%
  2002 .......................................      0.50%    7,627     10.834553          82,635         1.14%     -17.13%
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
  2004 .......................................      0.50%    4,108     14.244729          58,517         0.22%      10.79%
  2003 .......................................      0.50%      840     12.857964          10,801         0.08%      28.58% 05/01/03

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2004 .................         0.50%     10,312   $ 13.338990   $      137,552        1.23%       6.93%
  2003 .................         0.50%      6,368     12.474297           79,436        0.84%      25.94%
Federated IS - American Leaders Fund II - Primary Shares
  2004 .................         0.50%      2,628     13.716228           36,046        0.41%       9.23%
Federated IS - Capital Appreciation Fund II - Primary Shares
  2004 .................         0.50%      1,276     12.836844           16,380        0.28%       6.86%
Federated IS - Quality Bond Fund II - Primary Shares
  2004 .................         0.50%      9,180     11.537144          105,911        4.98%       3.10%
  2003 .................         0.50%      4,444     11.189906           49,728        3.93%       4.12%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 .................         0.50%    187,988     53.967094       10,145,166        1.56%      10.97%
  2003 .................         0.50%     86,371     48.630667        4,200,279        1.80%      29.68%
  2002 .................         0.50%     25,078     37.500399          940,435        1.77%     -17.36%
  2001 .................         0.50%      3,200     45.378727          145,212        1.70%      -5.43%
  2000 .................         0.50%      5,076     47.985530          243,575        1.65%       7.88%
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 .................         0.50%    263,644     54.728412       14,428,817        0.27%       2.86%
  2003 .................         0.50%    105,480     53.205281        5,612,093        0.27%      32.19%
  2002 .................         0.50%     39,628     40.250246        1,595,037        0.25%     -30.45%
  2001 .................         0.50%      3,370     57.875878          195,042        0.08%     -18.06%
  2000 .................         0.50%      4,686     70.634432          330,993        0.12%     -11.42%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 .................         0.50%    140,176     28.136168        3,944,015        8.82%       9.05%
  2003 .................         0.50%     55,652     25.802029        1,435,935        5.94%      26.63%
  2002 .................         0.50%      2,722     20.375870           55,463        9.29%       2.93%
  2001 .................         0.50%      1,784     19.796324           35,317       13.67%     -12.17%
  2000 .................         0.50%      1,862     22.540543           41,970        7.66%     -22.86%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 .................         0.50%    160,928     27.905999        4,490,857        1.14%      13.07%
  2003 .................         0.50%     58,985     24.680530        1,455,781        0.83%      42.65%
  2002 .................         0.50%     16,114     17.300971          278,788        0.83%     -20.68%
  2001 .................         0.50%      2,274     21.810922           49,598        5.37%     -21.56%
  2000 .................         0.50%      2,500     27.806776           69,517        1.56%     -19.51%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 .................         0.50%    209,976     31.651957        6,646,151        2.76%       4.94%
  2003 .................         0.50%     84,282     30.161112        2,542,039        3.62%      17.39%
  2002 .................         0.50%      7,255     25.693764          186,408        3.98%      -9.18%
  2001 .................         0.50%      1,169     28.291882           33,073        4.21%      -4.57%
  2000 .................         0.50%      1,178     29.647039           34,924        3.30%      -4.41%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 .................         0.50%    222,346     28.136431        6,256,023        0.34%      14.90%
  2003 .................         0.50%    101,752     24.487594        2,491,662        0.46%      27.82%
  2002 .................         0.50%     11,284     19.157346          216,171        0.85%      -9.80%
 Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class
  2004 .................         0.50%     14,444     10.570462          152,680        1.88%       3.80%
  2003 .................         0.50%      9,748     10.183621           99,270        0.00%       1.84% 05/01/03
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 .................         0.50%     38,174     10.600065          404,647        0.53%       6.66%
  2003 .................         0.50%     20,500      9.938499          203,739        0.74%      29.23%
  2002 .................         0.50%      3,061      7.690844           23,542        1.07%     -22.23%
  2001 .................         0.50%      1,210      9.889817           11,967        0.38%     -14.85%
  2000 .................         0.50%      1,231     11.614608           14,298        1.30%     -17.48%
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class
  2004 .................         0.50%     28,738     17.428707          500,866        0.00%      24.15%
  2003 .................         0.50%      2,295     14.038431           32,218        0.00%      40.38% 05/01/03
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 .................         0.50%     22,246     13.327560          296,485        0.00%      13.42%
  2003 .................         0.50%     15,781     11.750739          185,438        0.00%      57.00%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
  2004 .................         0.50%     45,226   $ 13.577316   $      614,048        0.66%      10.70%
  2003 .................         0.50%     11,618     12.265513          142,501        0.20%      22.66% 05/01/03
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
  2004 .................         0.50%     20,500     16.437638          336,972        0.19%      23.47%
  2003 .................         0.50%      2,305     13.312843           30,686        0.12%      33.13% 05/01/03
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
  2004 .................         0.50%     10,062     15.642411          157,394        1.10%      18.28%
  2003 .................         0.50%      2,090     13.224912           27,640        0.79%      32.25% 05/01/03
Gartmore GVIT Comstock Value Fund - Class I
  2004 .................         0.50%      7,480     14.766163          110,451        1.56%      16.91%
  2003 .................         0.50%        570     12.630064            7,199        1.52%      26.30% 05/01/03
Gartmore GVIT Dreyfus International Value Fund - Class I
  2004 .................         0.50%     15,934     16.633064          265,031        2.03%      19.69%
  2003 .................         0.50%      4,952     13.791985           68,298        0.00%      37.92% 05/01/03
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 .................         0.50%     57,928     13.383987          775,308        0.54%      15.15%
  2003 .................         0.50%     19,389     11.622612          225,351        0.49%      33.98%
  2002 .................         0.50%      7,249      8.674888           62,884        0.42%     -15.73%
Gartmore GVIT Emerging Markets Fund - Class I
  2004 .................         0.50%     26,586     13.680089          363,699        0.93%      20.14%
  2003 .................         0.50%     17,288     11.386650          196,852        0.66%      64.44%
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 .................         0.50%     25,084     12.139983          304,519        8.50%       9.55%
Gartmore GVIT Global Financial Services Fund - Class I
  2004 .................         0.50%      3,124     14.631389           45,708        1.45%      20.39%
  2003 .................         0.50%        629     12.153349            7,644        0.88%      40.75%
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 .................         0.50%     10,306     12.133480          125,048        0.00%       7.32%
  2003 .................         0.50%      3,699     11.305727           41,820        0.00%      36.01%
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 .................         0.50%     29,620      3.126331           92,602        0.00%       3.79%
  2003 .................         0.50%     44,144      3.012098          132,966        0.00%      54.46%
  2002 .................         0.50%      2,129      1.950112            4,152        0.59%     -43.07%
Gartmore GVIT Global Utilities Fund - Class I
  2004 .................         0.50%     10,822     13.814954          149,505        1.92%      29.32%
Gartmore GVIT Government Bond Fund - Class I
  2004 .................         0.50%     43,088     31.204592        1,344,543        5.48%       2.75%
  2003 .................         0.50%     20,794     30.370279          631,520        3.14%       1.49%
  2002 .................         0.50%     10,251     29.923916          306,750        4.42%      10.43%
  2001 .................         0.50%      1,291     27.097613           34,983        5.12%       6.72%
  2000 .................         0.50%      1,707     25.392104           43,344        5.25%      11.98%
Gartmore GVIT Growth Fund - Class I
  2004 .................         0.50%     72,558     17.206018        1,248,434        0.33%       7.62%
  2003 .................         0.50%     13,689     15.988156          218,862        0.02%      32.08%
  2002 .................         0.50%     10,305     12.105122          124,743        0.00%     -29.08%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 .................         0.50%     49,550     12.345496          611,719        1.75%      13.46%
Gartmore GVIT ID Conservative Fund - Class II
  2004 .................         0.50%      2,158     11.184449           24,136        2.46%       4.13%
  2003 .................         0.50%      1,037     10.740821           11,138        2.37%       7.37%
Gartmore GVIT ID Moderate Fund - Class II
  2004 .................         0.50%     85,112     11.844428        1,008,103        2.27%       8.99%
  2003 .................         0.50%     16,518     10.867503          179,509        2.06%      19.45%
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 .................         0.50%     41,042     12.153407          498,800        1.97%      11.53%
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 .................         0.50%      9,360     11.577210          108,363        2.48%       6.62%
Gartmore GVIT International Growth Fund - Class I
  2004 .................         0.50%      1,290      7.594318            9,797        1.40%      13.62%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004                           0.50%     87,438   $  5.649583   $      493,988        0.00%      14.76%
  2003                           0.50%     74,157      4.922829          365,062        0.00%      39.44%
Gartmore GVIT Money Market Fund - Class I
  2004                           0.50%    162,122     18.626719        3,019,801        0.78%       0.31%
  2003                           0.50%    103,301     18.569650        1,918,271        0.63%       0.12%
  2002                           0.50%     12,207     18.546928          226,402        1.26%       0.71%
  2001                           0.50%      7,295     18.417013          134,352        3.57%       3.08%
  2000                           0.50%     12,856     17.866283          229,689        5.53%       5.50%
Gartmore GVIT Nationwide/(R)/ Fund: Class I
  2004                           0.50%    167,838     41.656679        6,991,574        1.28%       9.20%
  2003                           0.50%     19,074     38.145818          727,593        0.56%      26.88%
  2002                           0.50%      3,981     30.065207          119,690        0.85%     -17.77%
  2001                           0.50%      1,162     36.560512           42,483        0.74%     -12.26%
  2000                           0.50%      1,319     41.669957           54,963        0.63%      -2.61%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004                           0.50%      2,600     12.422944           32,300        0.52%      18.20%
  2003                           0.50%        588     10.510022            6,180        0.19%      24.76%
Gartmore GVIT Small Cap Growth Fund - Class I
  2004                           0.50%     32,220      7.184440          231,483        0.00%      12.85%
  2003                           0.50%     10,334      6.366359           65,790        0.00%      33.60%
Gartmore GVIT Small Cap Value Fund - Class I
  2004                           0.50%    100,222     20.335711        2,038,086        0.00%      16.71%
  2003                           0.50%     31,504     17.423619          548,914        0.00%      56.07%
  2002                           0.50%      4,939     11.163801           55,138        0.01%     -27.53%
  2001                           0.50%     16,203     15.403979          249,591        0.03%      27.63%
  2000                           0.50%      5,781     12.068870           69,770        0.00%      10.65%
Gartmore GVIT Small Company Fund - Class I
  2004                           0.50%     94,992     31.945431        3,034,560        0.00%      18.43%
  2003                           0.50%     45,264     26.974404        1,220,969        0.00%      40.31%
  2002                           0.50%     13,072     19.224829          251,307        0.00%     -17.74%
  2001                           0.50%        749     23.371178           17,505        0.10%      -7.17%
  2000                           0.50%        762     25.176901           19,185        0.03%       8.36%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003                           0.50%     17,823      3.283013           58,513        0.00%      50.21%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
  2004                           0.50%     21,016     13.881788          291,740        0.00%      11.85%
  2003                           0.50%      8,655     12.411260          107,419        0.00%      51.38%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004                           0.50%      9,006     13.676033          123,166        4.85%       6.00%
  2003                           0.50%      2,912     12.901625           37,570        5.47%      11.56%
  2002                           0.50%        360     11.565028            4,163        4.53%       6.67%
  2000                           0.50%        259     10.458203            2,709        8.52%       4.58% 05/01/00
Janus AS - Balanced Portfolio - Service Shares
  2004                           0.50%        730     11.846263            8,648        3.27%       7.75%
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004                           0.50%     23,622      7.224414          170,655        0.02%      17.38%
  2003                           0.50%      7,149      6.154757           44,000        0.25%      19.63%
  2002                           0.50%     12,685      5.144661           65,260        0.30%     -16.35%
Janus AS - Global Technology Portfolio - Service Shares
  2004                           0.50%     16,918      3.611898           61,106        0.00%       0.06%
  2003                           0.50%      8,256      3.609555           29,800        0.00%      45.74%
  2002                           0.50%      3,149      2.476639            7,799        0.00%     -41.23%
Janus AS - International Growth Portfolio - Service Shares
  2004                           0.50%     11,248      7.051335           79,313        0.83%      18.09%
  2003                           0.50%      7,242      5.970919           43,241        0.99%      33.86%
  2002                           0.50%     12,584      4.460490           56,131        0.67%     -26.13%
Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
  2004                           0.50%      2,006     14.330811           28,748        2.29%      16.88%

                                                                     (Continued)
                                       58

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
MFS VIT - MFS Investors Growth Stock Series - Initial Class
  2004 .................         0.50%      4,150   $ 12.557998   $       52,116        0.00%       8.64%
  2003 .................         0.50%      1,131     11.559230           13,073        0.00%      15.59% 05/01/03
MFS VIT - MFS Value Series - Initial Class
  2004 .................         0.50%      1,594     14.126859           22,518        0.34%      14.60%
Neuberger Berman AMT - Balanced Portfolio
  2004 .................         0.50%        408     10.580939            4,317        1.30%       8.76%
  2003 .................         0.50%        387      9.728263            3,765        1.91%      15.70%
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2004 .................         0.50%      4,114     13.988281           57,548        0.00%      11.32%
Neuberger Berman AMT - Growth Portfolio
  2004 .................         0.50%     72,940     34.521424        2,517,993        0.00%      16.02%
  2003 .................         0.50%     24,292     29.754395          722,794        0.00%      30.75%
  2002 .................         0.50%      5,671     22.757505          129,058        0.00%     -31.51%
  2001 .................         0.50%      3,126     33.226236          103,865        0.00%     -30.71%
  2000 .................         0.50%      3,192     47.952407          153,064        0.00%     -12.09%
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 .................         0.50%     32,314     11.637402          376,051        0.12%      15.24%
  2003 .................         0.50%     12,247     10.098680          123,679        0.84%      31.10%
  2002 .................         0.50%        870      7.702769            6,701        0.80%     -26.82%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
  2004 .................         0.50%     37,986     22.429536          852,008        3.64%       0.28%
  2003 .................         0.50%     20,267     22.367675          453,326        4.41%       1.91%
  2002 .................         0.50%      4,156     21.947749           91,215        4.91%       4.81%
  2001 .................         0.50%      2,817     20.939856           58,988        5.78%       8.24%
  2000 .................         0.50%      6,082     19.346478          117,665        6.96%       6.25%
Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
  2004 .................         0.50%      2,568     14.179701           36,413        0.00%      15.46%
  2003 .................         0.50%      1,669     12.281545           20,498        0.00%      22.82% 05/01/03
Neuberger Berman AMT - Partners Portfolio
  2004 .................         0.50%     72,448     29.143256        2,111,371        0.01%      18.38%
  2003 .................         0.50%     15,209     24.617984          374,415        0.00%      34.41%
  2002 .................         0.50%      7,065     18.314930          129,395        0.53%     -24.52%
  2000 .................         0.50%         72     25.096849            1,807        0.69%       0.20%
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 .................         0.50%         98     13.901675            1,362        0.00%      12.71%
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 .................         0.50%     50,906      5.706718          290,506        0.00%      19.18%
  2003 .................         0.50%     15,822      4.788336           75,761        0.00%      24.96%
  2002 .................         0.50%      2,385      3.831748            9,139        0.65%     -28.15%
Oppenheimer Bond Fund/VA - Initial Class
  2004 .................         0.50%     73,062     26.240474        1,917,182        4.80%       4.97%
  2003 .................         0.50%     32,391     24.998938          809,741        5.67%       6.25%
  2002 .................         0.50%        379     23.529109            8,918        7.25%       8.54%
  2001 .................         0.50%         47     21.678723            1,019        7.04%       7.25%
  2000 .................         0.50%         51     20.213946            1,031        7.66%       5.57%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 .................         0.50%    104,114     15.812092        1,646,260        0.33%       6.40%
  2003 .................         0.50%     43,463     14.860580          645,885        0.38%      30.29%
  2002 .................         0.50%      9,164     11.405697          104,522        0.64%     -27.22%
  2001 .................         0.50%      8,487     15.672302          133,011        0.64%     -13.02%
  2000 .................         0.50%      6,917     18.017261          124,625        0.12%      -0.73%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 .................         0.50%    191,944     34.834576        6,686,288        1.25%      18.57%
  2003 .................         0.50%     33,503     29.379176          984,291        0.76%      42.31%
  2002 .................         0.50%      4,420     20.644823           91,250        0.56%     -22.52%
  2000 .................         0.50%      2,118     30.445645           64,484        0.27%       4.57%
Oppenheimer High Income Fund/VA - Initial Class
  2004 .................         0.50%     14,518     12.083237          175,424        4.23%       8.42%
  2003 .................         0.50%      8,543     11.144531           95,208        0.00%      11.45% 05/01/03

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 .................         0.50%     33,884   $  8.950876   $      303,291        0.84%       8.91%
  2003 .................         0.50%     10,060      8.218350           82,677        0.90%      26.09%
  2002 .................         0.50%      3,493      6.518000           22,767        0.65%     -19.20%
Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class
  2004 .................         0.50%        554     16.426073            9,100        0.00%      18.82%
Oppenheimer Multiple Strategies Fund/VA - Initial Class
  2004 .................         0.50%     54,126     34.149236        1,848,362        1.01%       9.55%
  2003 .................         0.50%     23,053     31.171669          718,600        2.82%      24.33%
  2002 .................         0.50%      9,549     25.070852          239,402        3.60%     -10.85%
Putnam VT - Growth & Income Fund - IB Shares
  2004 .................         0.50%        236     13.691228            3,231        1.66%      10.56%
Putnam VT - International Equity Fund - IB Shares
  2004 .................         0.50%      1,000     14.748085           14,748        1.61%      15.62%
Putnam VT - Voyager II Fund - IB Shares
  2004 .................         0.50%        720     12.347084            8,890        0.19%       4.51%
Strong Opportunity Fund II, Inc.
  2004 .................         0.50%    143,178     47.875122        6,854,664        0.00%      17.63%
  2003 .................         0.50%     38,309     40.699472        1,559,156        0.07%      36.32%
  2002 .................         0.50%     10,474     29.855056          312,702        0.38%     -27.18%
  2001 .................         0.50%      3,831     41.000669          157,074        0.59%      -4.19%
  2000 .................         0.50%        447     42.694690           19,085        0.00%       6.07%
Strong VIF - Strong Discovery Fund II
  2004 .................         0.50%     50,972     30.353233        1,547,165        0.00%      15.14%
  2003 .................         0.50%     18,256     26.361651          481,258        0.00%      38.73%
  2002 .................         0.50%      2,071     19.001713           39,353        0.00%     -12.45%
Strong VIF - Strong International Stock Fund II
  2002 .................         0.50%        392      5.758212            2,257        4.04%     -26.91%
Van Eck WIT - Worldwide Bond Fund
  2004 .................         0.50%     36,364     22.649785          823,637        8.78%       8.61%
  2003 .................         0.50%     19,995     20.854897          416,994        1.75%      17.57%
  2002 .................         0.50%      4,159     17.737696           73,771        0.00%      21.05%
  2001 .................         0.50%      1,086     14.653212           15,913        4.39%      -5.57%
  2000 .................         0.50%      1,105     15.517699           17,147        4.90%       1.36%
Van Eck WIT - Worldwide Emerging Markets Fund
  2004 .................         0.50%     56,568     12.083728          683,552        0.59%      25.26%
  2003 .................         0.50%     60,208      9.646671          580,807        0.11%      53.42%
  2002 .................         0.50%     32,774      6.287778          206,076        0.20%      -3.39%
  2000 .................         0.50%        407      6.661531            2,711        0.00%     -42.15%
Van Eck WIT - Worldwide Hard Assets Fund
  2004 .................         0.50%     65,614     20.546330        1,348,127        0.37%      23.61%
  2003 .................         0.50%     19,105     16.655601          318,205        0.48%      44.36%
  2002 .................         0.50%      7,750     11.537923           89,419        0.68%      -3.32%
  2001 .................         0.50%          4     11.933986               48        1.21%     -10.89%
  2000 .................         0.50%          5     13.393001               67        1.12%      10.85%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
  2004 .................         0.50%      3,084     10.591991           32,666        4.78%       3.85%
Van Kampen UIF - Emerging Markets Debt Portfolio
  2004 .................         0.50%     16,150     16.559313          267,433        6.41%       9.51%
  2003 .................         0.50%      7,714     15.120856          116,642        0.00%      27.23%
  2002 .................         0.50%      2,372     11.884934           28,191        6.91%       8.68%
  2001 .................         0.50%      1,244     10.935992           13,604        9.40%       9.55%
  2000 .................         0.50%      1,265      9.982829           12,628       12.32%      10.83%
Van Kampen UIF - U.S.Real Estate Portfolio - Class A
  2004 .................         0.50%     69,458     38.951553        2,705,497        1.55%      35.71%
  2003 .................         0.50%     28,086     28.701013          806,097        0.00%      36.83%
  2002 .................         0.50%     10,521     20.976263          220,691        3.29%      -1.28%
  2000 .................         0.50%      3,074     19.442286           59,766        8.22%      27.42%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Multiple Payment contracts and Flexible Premium contracts
  AIM VIF - Basic Value Fund - Series I Shares
    2004 ...............         0.80%     43,590   $ 14.322072   $      624,299        0.00%      10.18%
    2003 ...............         0.80%     14,499     12.998258          188,462        0.11%      29.98% 05/01/03
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2004 ...............         0.80%      4,090     13.039850           53,333        0.00%       5.78%
    2003 ...............         0.80%      5,333     12.327742           65,744        0.00%      23.28% 05/01/03
  AIM VIF - Capital Development Fund - Series I Shares
    2004 ...............         0.80%      9,498     14.826548          140,823        0.00%      14.58%
    2003 ...............         0.80%      3,166     12.939952           40,968        0.00%      29.40% 05/01/03
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 ...............         0.80%     38,966     13.684124          533,216        0.96%      10.57%
    2003 ...............         0.80%     22,041     12.375515          272,769        0.00%      23.76% 05/01/03
  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
    2004 ...............         0.80%     43,250     16.241455          702,443        0.13%      18.35%
    2003 ...............         0.80%     11,736     13.722986          161,053        0.02%      37.23% 05/01/03
  American Century VP - Balanced Fund - Class I
    2004 ...............         0.80%    159,436     22.572554        3,598,878        1.68%       8.90%
    2003 ...............         0.80%    195,164     20.727117        4,045,187        2.53%      18.51%
    2002 ...............         0.80%    196,895     17.490037        3,443,701        2.63%     -10.28%
    2001 ...............         0.80%    201,384     19.493759        3,925,731        2.81%      -4.31%
    2000 ...............         0.80%    204,099     20.372425        4,157,992        2.45%      -3.42%
  American Century VP - Capital Appreciation Fund - Class I
    2004 ...............         0.80%    460,364     17.935168        8,256,706        0.00%       6.73%
    2003 ...............         0.80%    592,724     16.804738        9,960,572        0.00%      19.51%
    2002 ...............         0.80%    657,612     14.060797        9,246,549        0.00%     -21.83%
    2001 ...............         0.80%    735,263     17.987270       13,225,374        0.00%     -28.64%
    2000 ...............         0.80%    819,897     25.207415       20,667,484        0.00%       8.17%
  American Century VP - Income & Growth Fund - Class I
    2004 ...............         0.80%    220,344     11.796249        2,599,233        1.44%      12.09%
    2003 ...............         0.80%    259,996     10.523680        2,736,115        1.30%      28.32%
    2002 ...............         0.80%    289,017      8.200926        2,370,207        1.10%     -20.01%
    2001 ...............         0.80%    322,604     10.252927        3,307,635        0.81%      -9.09%
    2000 ...............         0.80%    303,622     11.277817        3,424,193        0.55%     -11.32%
  American Century VP - Inflation Protection Fund - Class II
    2004 ...............         0.80%     72,104     10.778433          777,168        3.57%       4.96%
    2003 ...............         0.80%      6,574     10.268669           67,506        1.88%       2.69% 04/30/03
  American Century VP - International Fund - Class I
    2004 ...............         0.80%    471,466     17.302961        8,157,758        0.58%      14.01%
    2003 ...............         0.80%    587,899     15.176915        8,922,493        0.75%      23.52%
    2002 ...............         0.80%    679,193     12.287143        8,345,342        0.79%     -21.01%
    2001 ...............         0.80%    733,730     15.554724       11,412,968        0.09%     -29.74%
    2000 ...............         0.80%    754,646     22.139513       16,707,495        0.14%     -17.49%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004 ...............         0.80%     37,042     10.877007          402,906        0.00%       9.79%
    2003 ...............         0.80%     34,345      9.906750          340,247        0.00%      23.90%
    2002 ...............         0.80%      7,959      7.995504           63,636        0.46%     -20.04% 05/01/02
  American Century VP - Value Fund - Class I
    2004 ...............         0.80%    363,556     21.408869        7,783,323        1.01%      13.42%
    2003 ...............         0.80%    461,113     18.875362        8,703,675        1.09%      27.93%
    2002 ...............         0.80%    522,332     14.754246        7,706,615        0.90%     -13.32%
    2001 ...............         0.80%    499,070     17.020923        8,494,632        0.95%      11.92%
    2000 ...............         0.80%    323,587     15.208380        4,921,234        0.73%      17.21%
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ...............         0.80%     40,182     12.487641          501,778        0.00%      17.05%
    2003 ...............         0.80%     53,805     10.668685          574,029        0.00%      46.48%
    2002 ...............         0.80%    156,158      7.283277        1,137,342        0.00%     -34.68%
    2001 ...............         0.80%    135,156     11.150533        1,507,061        0.00%     -29.21%
    2000 ...............         0.80%    139,959     15.751152        2,204,515        0.00%     -19.58%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Credit Suisse Trust - International Focus Portfolio
  2004 .................         0.80%    369,172   $ 12.174019   $    4,494,307        0.99%      13.83%
  2003 .................         0.80%    431,745     10.695076        4,617,546        0.49%      32.03%
  2002 .................         0.80%    469,749      8.100409        3,805,159        0.00%     -20.54%
  2001 .................         0.80%    503,048     10.194751        5,128,449        0.00%     -22.90%
  2000 .................         0.80%    525,361     13.222451        6,946,560        0.45%     -26.48%
Credit Suisse Trust - Small Cap Growth Portfolio
  2004 .................         0.80%    539,886     18.844567       10,173,918        0.00%       9.99%
  2003 .................         0.80%    692,838     17.133573       11,870,790        0.00%      47.37%
  2002 .................         0.80%    739,837     11.626571        8,601,767        0.00%     -34.22%
  2001 .................         0.80%    816,970     17.675000       14,439,945        0.00%     -16.68%
  2000 .................         0.80%    942,509     21.214019       19,994,404        0.00%     -18.76%
Dreyfus IP - European Equity Portfolio
  2001 .................         0.80%      9,248      6.633319           61,345        0.84%     -28.71%
  2000 .................         0.80%      3,721      9.304097           34,621        0.42%      -6.96% 05/01/00
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 .................         0.80%     70,472     12.616946          889,141        0.50%      20.91%
  2003 .................         0.80%     47,348     10.434661          494,060        0.33%      36.68%
  2002 .................         0.80%      5,194      7.634206           39,652        0.27%     -23.66% 05/01/02
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 .................         0.80%    333,044     23.001657        7,660,564        0.38%       5.36%
  2003 .................         0.80%    403,682     21.830604        8,812,622        0.11%      25.00%
  2002 .................         0.80%    432,657     17.464486        7,556,132        0.21%     -29.51%
  2001 .................         0.80%    479,262     24.776659       11,874,511        0.06%     -23.20%
  2000 .................         0.80%    508,803     32.259560       16,413,761        0.81%     -11.74%
Dreyfus Stock Index Fund, Inc.- Initial Shares
  2004 .................         0.80%  1,932,026     28.366357       54,804,539        1.80%       9.76%
  2003 .................         0.80%  2,290,356     25.844217       59,192,457        1.51%      27.34%
  2002 .................         0.80%  2,526,349     20.295193       51,272,741        1.31%     -22.98%
  2001 .................         0.80%  2,735,378     26.351146       72,080,345        1.06%     -12.88%
  2000 .................         0.80%  2,613,545     30.248565       79,055,986        0.96%     -10.00%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 .................         0.80%    279,490     13.390880        3,742,617        1.63%       4.21%
  2003 .................         0.80%    338,655     12.850022        4,351,724        1.40%      20.20%
  2002 .................         0.80%    376,103     10.690124        4,020,588        1.14%     -17.38%
  2001 .................         0.80%    358,763     12.938645        4,641,907        0.84%     -10.04%
  2000 .................         0.80%    365,003     14.382034        5,249,486        0.63%      -1.44%
Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
  2004 .................         0.80%     22,806     14.173675          323,245        0.22%      10.45%
  2003 .................         0.80%      8,113     12.832258          104,108        0.08%      28.32% 05/01/03
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2004 .................         0.80%    117,298     13.093387        1,535,828        1.23%       6.61%
  2003 .................         0.80%    140,345     12.281397        1,723,633        0.84%      25.56%
  2002 .................         0.80%    152,335      9.781078        1,490,001        0.60%     -25.92%
  2001 .................         0.80%    162,195     13.204070        2,141,634        0.50%      -6.60%
  2000 .................         0.80%    152,925     14.137245        2,161,938        0.61%      -4.54%
Federated IS - American Leaders Fund II - Primary Shares
  2004 .................         0.80%      5,782     13.647806           78,912        0.41%       8.90%
  2003 .................         0.80%      1,104     12.531875           13,835        0.00%      25.32% 05/01/03
Federated IS - Capital Appreciation Fund II - Primary Shares
  2004 .................         0.80%        770     12.772814            9,835        0.28%       6.54%
  2003 .................         0.80%        553     11.988805            6,630        0.00%      19.89% 05/01/03
Federated IS - Quality Bond Fund II - Primary Shares
  2004 .................         0.80%     73,162     11.445157          837,351        4.98%       2.79%
  2003 .................         0.80%    117,985     11.134037        1,313,649        3.93%       3.81%
  2002 .................         0.80%    101,228     10.725195        1,085,690        0.00%       7.25% 05/01/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 .................         0.80%  1,112,750   $ 44.687399   $   49,725,903        1.56%      10.64%
  2003 .................         0.80%  1,336,308     40.389521       53,972,840        1.80%      29.29%
  2002 .................         0.80%  1,471,599     31.238892       45,971,122        1.77%     -17.61%
  2001 .................         0.80%  1,558,719     37.915521       59,099,643        1.70%      -5.72%
  2000 .................         0.80%  1,556,185     40.214814       62,581,690        1.65%       7.56%
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 .................         0.80%  1,643,610     37.792486       62,116,108        0.27%       2.55%
  2003 .................         0.80%  2,035,206     36.851094       74,999,568        0.27%      31.79%
  2002 .................         0.80%  2,235,794     27.961807       62,516,840        0.25%     -30.66%
  2001 .................         0.80%  2,474,278     40.327380       99,781,149        0.08%     -18.31%
  2000 .................         0.80%  2,621,312     49.366480      129,404,946        0.12%     -11.69%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 .................         0.80%    565,686     26.597360       15,045,754        8.82%       8.72%
  2003 .................         0.80%    720,241     24.464133       17,620,072        5.94%      26.25%
  2002 .................         0.80%    765,595     19.377316       14,835,176        9.29%       2.62%
  2001 .................         0.80%    653,854     18.882734       12,346,551       13.67%     -12.44%
  2000 .................         0.80%    619,065     21.565326       13,350,339        7.66%     -23.09%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 .................         0.80%    498,640     21.357697       10,649,802        1.14%      12.73%
  2003 .................         0.80%    653,974     18.945840       12,390,087        0.83%      42.23%
  2002 .................         0.80%    722,432     13.320811        9,623,380        0.83%     -20.92%
  2001 .................         0.80%    814,381     16.843777       13,717,252        5.37%     -21.80%
  2000 .................         0.80%    866,875     21.539183       18,671,779        1.56%     -19.75%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 .................         0.80%    416,912     27.502617       11,466,171        2.76%       4.63%
  2003 .................         0.80%    623,055     26.285930       16,377,580        3.62%      17.04%
  2002 .................         0.80%    753,208     22.459775       16,916,882        3.98%      -9.46%
  2001 .................         0.80%    808,651     24.805237       20,058,780        4.21%      -4.86%
  2000 .................         0.80%    851,071     26.071970       22,189,098        3.30%      -4.69%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 .................         0.80%  1,547,972     27.679601       42,847,247        0.34%      14.56%
  2003 .................         0.80%  1,740,028     24.162368       42,043,197        0.46%      27.44%
  2002 .................         0.80%  1,875,068     18.959642       35,550,618        0.85%     -10.07%
  2001 .................         0.80%  2,013,717     21.083066       42,455,328        0.78%     -12.95%
  2000 .................         0.80%  2,107,468     24.218904       51,040,565        0.36%      -7.36%
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio:Service Class
  2004 .................         0.80%     47,726     10.517675          501,967        1.88%       3.49%
  2003 .................         0.80%     12,869     10.163210          130,790        0.00%       1.63% 05/01/03
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 .................         0.80%    304,964     10.396153        3,170,452        0.53%       6.34%
  2003 .................         0.80%    324,568      9.776597        3,173,171        0.74%      28.84%
  2002 .................         0.80%    328,074      7.588268        2,489,513        1.07%     -22.47%
  2001 .................         0.80%    341,765      9.787292        3,344,954        0.38%     -15.11%
  2000 .................         0.80%    358,453     11.528985        4,132,599        1.30%     -17.72%
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class
  2004 .................         0.80%    190,596     17.341823        3,305,282        0.00%      23.78%
  2003 .................         0.80%     40,642     14.010381          569,410        0.00%      40.10% 05/01/03
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 .................         0.80%     79,260     13.221316        1,047,922        0.00%      13.08%
  2003 .................         0.80%    100,700     11.692079        1,177,392        0.00%      56.53%
  2002 .................         0.80%     10,466      7.469351           78,174        0.00%     -25.31% 05/01/02
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
  2004 .................         0.80%    110,404     13.509605        1,491,514        0.66%      10.36%
  2003 .................         0.80%     47,169     12.240997          577,396        0.20%      22.41% 05/01/03
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
  2004 .................         0.80%     87,470     16.355679        1,430,631        0.19%      23.10%
  2003 .................         0.80%      8,003     13.286230          106,330        0.12%      32.86% 05/01/03
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
  2004 .................         0.80%     64,070     15.564386          997,210        1.10%      17.93%
  2003 .................         0.80%     22,318     13.198462          294,563        0.79%      31.98% 05/01/03

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Gartmore GVIT Comstock Value Fund - Class I
  2004 .................         0.80%     29,708   $ 14.692503   $      436,485        1.56%      16.56%
  2003 .................         0.80%      9,638     12.604789          121,485        1.52%      26.05% 05/01/03
Gartmore GVIT Dreyfus International Value Fund - Class I
  2004 .................         0.80%     64,536     16.550116        1,068,078        2.03%      19.33%
  2003 .................         0.80%      6,704     13.764414           92,277        0.00%      37.64% 05/01/03
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 .................         0.80%    324,610     13.197899        4,284,170        0.54%      14.81%
  2003 .................         0.80%    402,465     11.495433        4,626,509        0.49%      33.58%
  2002 .................         0.80%    332,165      8.605706        2,858,514        0.42%     -15.98%
  2001 .................         0.80%    246,977     10.242303        2,529,613        0.54%      -2.10%
  2000 .................         0.80%    145,426     10.461575        1,521,385        0.56%       4.62% 05/01/00
Gartmore GVIT Emerging Markets Fund - Class I
  2004 .................         0.80%     84,992     13.506849        1,147,974        0.93%      19.78%
  2003 .................         0.80%     74,580     11.276219          840,980        0.66%      63.95%
  2002 .................         0.80%     29,904      6.877883          205,676        0.17%     -15.91%
  2001 .................         0.80%     23,612      8.178748          193,117        0.52%      -5.94%
  2000 .................         0.80%      1,063      8.695491            9,243        0.00%     -13.05% 10/02/00
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 .................         0.80%     29,550     12.079399          356,946        8.50%       9.22%
  2003 .................         0.80%     13,029     11.059766          144,098        9.25%      10.60% 05/01/03
Gartmore GVIT Global Financial Services Fund - Class I
  2004 .................         0.80%     23,526     14.514755          341,474        1.45%      20.03%
  2003 .................         0.80%     19,256     12.092670          232,856        0.88%      40.33%
  2002 .................         0.80%      3,345      8.617613           28,826        0.08%     -13.82% 05/01/02
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 .................         0.80%     44,046     12.036757          530,171        0.00%       7.00%
  2003 .................         0.80%     22,955     11.249287          258,227        0.00%      35.61%
  2002 .................         0.80%      3,831      8.295539           31,780        0.00%     -17.04% 05/01/02
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 .................         0.80%    219,234      3.086695          676,708        0.00%       3.48%
  2003 .................         0.80%    304,934      2.982846          909,571        0.00%      54.00%
  2002 .................         0.80%    113,725      1.936951          220,280        0.59%     -43.24%
  2001 .................         0.80%     86,686      3.412440          295,811        0.00%     -43.18%
  2000 .................         0.80%     46,652      6.005978          280,191        0.00%     -39.94% 10/02/00
Gartmore GVIT Global Utilities Fund - Class I
  2004 .................         0.80%     38,258     13.704848          524,320        1.92%      28.93%
  2003 .................         0.80%      6,211     10.629478           66,020        0.70%      23.06%
  2002 .................         0.80%      1,341      8.637451           11,583        0.54%     -13.63% 05/01/02
Gartmore GVIT Government Bond Fund - Class I
  2004 .................         0.80%    314,094     23.746180        7,458,533        5.48%       2.44%
  2003 .................         0.80%    448,119     23.180734       10,387,727        3.14%       1.19%
  2002 .................         0.80%    575,815     22.908666       13,191,154        4.42%      10.10%
  2001 .................         0.80%    492,674     20.807253       10,251,193        5.12%       6.40%
  2000 .................         0.80%    359,189     19.556523        7,024,488        5.25%      11.65%
Gartmore GVIT Growth Fund - Class I
  2004 .................         0.80%    818,234     17.006258       13,915,099        0.33%       7.30%
  2003 .................         0.80%    936,407     15.849998       14,842,049        0.02%      31.68%
  2002 .................         0.80%    969,929     12.036520       11,674,570        0.00%     -29.29%
  2001 .................         0.80%    950,129     17.022307       16,173,388        0.00%     -28.71%
  2000 .................         0.80%    952,662     23.877962       22,747,627        0.18%     -27.12%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 .................         0.80%     57,102     12.237400          698,780        1.75%      13.12%
  2003 .................         0.80%     45,840     10.818285          495,910        1.41%      30.82%
  2002 .................         0.80%     17,710      8.269753          146,457        1.83%     -17.30% 01/25/02
Gartmore GVIT ID Conservative Fund - Class II
  2004 .................         0.80%     44,818     11.086539          496,877        2.46%       3.82%
  2003 .................         0.80%     27,042     10.678769          288,775        2.37%       7.05%
  2002 .................         0.80%     21,249      9.975795          211,976        2.80%      -0.24% 01/25/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Gartmore GVIT ID Moderate Fund - Class II
  2004 .................         0.80%    230,378   $ 11.740731  $     2,704,806        2.27%       8.66%
  2003 .................         0.80%    153,659     10.804715        1,660,242        2.06%      19.10%
  2002 .................         0.80%     44,700      9.072331          405,533        1.72%      -9.28% 01/25/02
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 .................         0.80%    250,424     12.046998        3,016,857        1.97%      11.20%
  2003 .................         0.80%    180,393     10.833658        1,954,316        1.54%      25.64%
  2002 .................         0.80%     94,483      8.623105          814,737        1.55%     -13.77% 01/25/02
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 .................         0.80%     43,224     11.475860          496,033        2.48%       6.31%
  2003 .................         0.80%     40,296     10.795210          435,004        2.34%      12.79%
  2002 .................         0.80%     18,773      9.570814          179,673        2.35%      -4.29% 01/25/02
Gartmore GVIT International Growth Fund - Class I
  2004 .................         0.80%     16,036      7.498148          120,240        1.40%      13.28%
  2003 .................         0.80%      5,733      6.618892           37,946        0.00%      34.54%
  2002 .................         0.80%      7,532      4.919535           37,054        0.00%     -24.71%
  2001 .................         0.80%      8,456      6.534130           55,253        0.09%     -29.22%
  2000 .................         0.80%        453      9.231934            4,182        0.00%      -7.68% 10/02/00
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 .................         0.80%     97,936      5.570908          545,592        0.00%      14.42%
  2003 .................         0.80%    398,980      4.868865        1,942,580        0.00%      39.02%
  2002 .................         0.80%    250,537      3.502288          877,453        0.00%     -37.52%
  2001 .................         0.80%    146,210      5.605279          819,548        0.00%     -30.87%
  2000 .................         0.80%     76,685      8.108035          621,765        0.00%     -18.92% 05/01/00
Gartmore GVIT Money Market Fund - Class I
  2004 .................         0.80%    899,340     15.008890       13,498,095        0.78%       0.00%
  2003 .................         0.80%  1,224,466     15.008153       18,376,973        0.63%      -0.18%
  2002 .................         0.80%  1,963,625     15.035122       29,523,341        1.26%       0.40%
  2001 .................         0.80%  1,991,692     14.974957       29,825,502        3.57%       2.77%
  2000 .................         0.80%  2,268,467     14.571330       33,054,581        5.53%       5.18%
Gartmore GVIT Nationwide/(R)/ Fund:Class I
  2004 .................         0.80%  1,808,392     33.651239       60,854,631        1.28%       8.88%
  2003 .................         0.80%  2,115,628     30.907637       65,389,062        0.56%      26.50%
  2002 .................         0.80%  2,203,258     24.433418       53,833,124        0.85%     -18.01%
  2001 .................         0.80%  2,295,929     29.801440       68,421,990        0.74%     -12.53%
  2000 .................         0.80%  2,359,054     34.069071       80,370,778        0.63%      -2.90%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004 .................         0.80%      3,724     12.323917           45,894        0.52%      17.85%
  2003 .................         0.80%      6,691     10.457551           69,971        0.19%      24.39%
  2002 .................         0.80%     12,664      8.407288          106,470        1.18%     -15.93% 05/01/02
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 .................         0.80%    168,182      7.084474        1,191,481        0.00%      12.51%
  2003 .................         0.80%    191,617      6.296628        1,206,541        0.00%      33.20%
  2002 .................         0.80%    202,182      4.727311          955,777        0.00%     -33.82%
  2001 .................         0.80%    146,635      7.143137        1,047,434        0.00%     -11.55%
  2000 .................         0.80%     85,563      8.076240          691,027        0.00%     -19.24% 05/01/00
Gartmore GVIT Small Cap Value Fund - Class I
  2004 .................         0.80%    410,958     19.932939        8,191,601        0.00%      16.36%
  2003 .................         0.80%    566,915     17.129814        9,711,149        0.00%      55.61%
  2002 .................         0.80%    581,061     11.008455        6,396,584        0.01%     -27.74%
  2001 .................         0.80%    679,631     15.235359       10,354,422        0.03%      27.25%
  2000 .................         0.80%    275,697     11.972833        3,300,874        0.00%      10.32%
Gartmore GVIT Small Company Fund - Class I
  2004 .................         0.80%    659,468     31.412204       20,715,343        0.00%      18.07%
  2003 .................         0.80%    812,594     26.603797       21,618,086        0.00%      39.89%
  2002 .................         0.80%    877,427     19.017572       16,686,531        0.00%     -17.99%
  2001 .................         0.80%    928,089     23.188796       21,521,266        0.10%      -7.45%
  2000 .................         0.80%    998,068     25.056031       25,007,623        0.03%       8.03%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 .................         0.80%    103,819   $  3.251119   $      337,528        0.00%      49.76%
  2002 .................         0.80%     80,828      2.170866          175,467        0.00%     -43.31%
  2001 .................         0.80%     50,607      3.829622          193,806        0.00%     -39.52%
  2000 .................         0.80%      7,806      6.332010           49,428        0.00%     -36.68%
Gartmore GVIT U.S.Growth Leaders Fund - Class I
  2004 .................         0.80%     27,528     13.771155          379,092        0.00%      11.51%
  2003 .................         0.80%     55,080     12.349314          680,200        0.00%      50.93%
  2002 .................         0.80%      3,205      8.182356           26,224        0.00%     -18.18% 05/01/02
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 .................         0.80%     59,986     13.485955          808,968        4.85%       5.68%
  2003 .................         0.80%     67,316     12.760526          858,988        5.47%      11.22%
  2002 .................         0.80%     94,053     11.472904        1,079,061        4.53%       6.35%
  2001 .................         0.80%     55,247     10.787560          595,980        8.29%       3.35%
  2000 .................         0.80%      3,000     10.437484           31,312        8.52%       4.37% 05/01/00
Janus AS - Balanced Portfolio - Service Shares
  2004 .................         0.80%      6,582     11.787133           77,583        3.27%       7.43%
  2003 .................         0.80%      2,548     10.971897           27,956        4.49%       9.72% 05/01/03
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 .................         0.80%    271,392      7.123936        1,933,379        0.02%      17.03%
  2003 .................         0.80%    331,505      6.087370        2,017,994        0.25%      19.28%
  2002 .................         0.80%    358,288      5.103609        1,828,562        0.30%     -16.60%
  2001 .................         0.80%    350,620      6.119334        2,145,561        0.91%     -22.46%
  2000 .................         0.80%    297,781      7.891490        2,349,936        1.33%     -21.09% 05/01/00
Janus AS - Global Technology Portfolio - Service Shares
  2004 .................         0.80%    234,210      3.561614          834,166        0.00%      -0.23%
  2003 .................         0.80%    262,295      3.569999          936,393        0.00%      45.31%
  2002 .................         0.80%    276,903      2.456849          680,309        0.00%     -41.40%
  2001 .................         0.80%    346,031      4.192814        1,450,844        0.56%     -37.82%
  2000 .................         0.80%    259,751      6.742955        1,751,489        1.21%     -32.57% 05/01/00
Janus AS - International Growth Portfolio - Service Shares
  2004 .................         0.80%    166,012      6.953243        1,154,322        0.83%      17.74%
  2003 .................         0.80%    186,894      5.905539        1,103,710        0.99%      33.46%
  2002 .................         0.80%    219,129      4.424879          969,619        0.67%     -26.35%
  2001 .................         0.80%    227,552      6.008001        1,367,133        0.70%     -24.04%
  2000 .................         0.80%    174,672      7.909816        1,381,623        6.25%     -20.90% 05/01/00
Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
  2004 .................         0.80%      4,180     14.259340           59,604        2.29%      16.53%
  2003 .................         0.80%        649     12.236775            7,942        0.30%      22.37% 05/01/03
MFS VIT - MFS Investors Growth Stock Series - Initial Class
  2004 .................         0.80%     15,444     12.495325          192,978        0.00%       8.32%
  2003 .................         0.80%      3,685     11.536092           42,510        0.00%      15.36% 05/01/03
MFS VIT - MFS Value Series - Initial Class
  2004 .................         0.80%      9,316     14.056392          130,949        0.34%      14.26%
  2003 .................         0.80%      3,296     12.301954           40,547        0.00%      23.02% 05/01/03
Neuberger Berman AMT - Balanced Portfolio
  2004 .................         0.80%      1,898     23.063588           43,775        1.30%       8.44%
  2003 .................         0.80%      3,028     21.268673           64,402        1.91%      15.35%
  2002 .................         0.80%      2,497     18.438130           46,040        4.01%     -17.81%
  2001 .................         0.80%        636     22.433930           14,268        0.00%      -3.34% 06/15/01
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2004 .................         0.80%      3,644     13.918505           50,719        0.00%      10.99%
  2003 .................         0.80%        854     12.540843           10,710        0.00%      25.41% 05/01/03
Neuberger Berman AMT - Growth Portfolio
  2004 .................         0.80%    519,352     23.576070       12,244,279        0.00%      15.67%
  2003 .................         0.80%    637,363     20.381526       12,990,431        0.00%      30.35%
  2002 .................         0.80%    698,803     15.635481       10,926,121        0.00%     -31.71%
  2001 .................         0.80%    800,152     22.896752       18,320,882        0.00%     -30.92%
  2000 .................         0.80%    793,907     33.145055       26,314,091        0.00%     -12.36%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 .................         0.80%    121,580   $ 11.406874   $    1,386,848        0.12%      14.89%
  2003 .................         0.80%    143,460      9.928356        1,424,322        0.84%      30.71%
  2002 .................         0.80%    161,292      7.595581        1,225,106        0.80%     -27.04%
  2001 .................         0.80%    196,852     10.409898        2,049,209        0.47%      -2.30%
  2000 .................         0.80%    149,159     10.654639        1,589,235        0.59%       0.33%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
  2004 .................         0.80%    165,170     18.154314        2,998,548        3.64%      -0.02%
  2003 .................         0.80%    195,325     18.158640        3,546,836        4.41%       1.61%
  2002 .................         0.80%    225,668     17.871272        4,032,974        4.91%       4.50%
  2001 .................         0.80%    178,198     17.101800        3,047,507        5.78%       7.91%
  2000 .................         0.80%    141,846     15.848178        2,248,001        6.96%       5.94%
Neuberger Berman AMT - Mid Cap Growth Portfolio - S Class
  2004 .................         0.80%     11,620     14.108984          163,946        0.00%      15.11%
  2003 .................         0.80%     17,581     12.256991          215,490        0.00%      22.57% 05/01/03
Neuberger Berman AMT - Partners Portfolio
  2004 .................         0.80%    534,216     28.709463       15,337,054        0.01%      18.03%
  2003 .................         0.80%    637,464     24.324378       15,505,915        0.00%      34.01%
  2002 .................         0.80%    728,943     18.150798       13,230,897        0.53%     -24.75%
  2001 .................         0.80%    777,174     24.119941       18,745,391        0.38%      -3.61%
  2000 .................         0.80%    781,588     25.022294       19,557,125        0.79%      -0.01%
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 .................         0.80%     18,504     13.832310          255,953        0.00%      12.38%
  2003 .................         0.80%      3,251     12.308850           40,016        0.00%      23.09% 05/01/03
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 .................         0.80%    265,960      5.627305        1,496,638        0.00%      18.82%
  2003 .................         0.80%    315,600      4.735882        1,494,644        0.00%      24.59%
  2002 .................         0.80%    279,004      3.801151        1,060,536        0.65%     -28.37%
  2001 .................         0.80%    298,688      5.306432        1,584,968        0.87%     -31.82%
  2000 .................         0.80%    313,898      7.782869        2,443,027        0.00%     -22.17% 05/01/00
Oppenheimer Bond Fund/VA - Initial Class
  2004 .................         0.80%    337,846     23.877339        8,066,863        4.80%       4.65%
  2003 .................         0.80%    422,466     22.815950        9,638,963        5.67%       5.93%
  2002 .................         0.80%    492,395     21.538984       10,605,688        7.25%       8.21%
  2001 .................         0.80%    499,632     19.904727        9,945,039        7.04%       6.92%
  2000 .................         0.80%    480,377     18.615856        8,942,629        7.66%       5.26%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 .................         0.80%    653,294     15.508004       10,131,286        0.33%       6.08%
  2003 .................         0.80%    796,583     14.618573       11,644,907        0.38%      29.90%
  2002 .................         0.80%    847,094     11.253616        9,532,871        0.64%     -27.44%
  2001 .................         0.80%    859,711     15.509895       13,334,027        0.64%     -13.28%
  2000 .................         0.80%    796,536     17.884539       14,245,679        0.12%      -1.02%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 .................         0.80%    723,504     34.359210       24,859,026        1.25%      18.21%
  2003 .................         0.80%    941,453     29.065271       27,363,587        0.76%      41.88%
  2002 .................         0.80%  1,001,953     20.485514       20,525,522        0.56%     -22.76%
  2001 .................         0.80%  1,078,042     26.520512       28,590,226        0.69%     -12.74%
  2000 .................         0.80%  1,096,887     30.393395       33,338,120        0.27%       4.26%
Oppenheimer High Income Fund/VA - Initial Class
  2004 .................         0.80%     30,734     12.022940          369,513        4.23%       8.10%
  2003 .................         0.80%     12,557     11.122220          139,662        0.00%      11.22% 05/01/03
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 .................         0.80%     97,760      8.826404          862,869        0.84%       8.59%
  2003 .................         0.80%    114,284      8.128407          928,947        0.90%      25.71%
  2002 .................         0.80%    111,681      6.466008          722,130        0.65%     -19.44%
  2001 .................         0.80%     73,856      8.026816          592,829        0.41%     -10.88%
  2000 .................         0.80%     33,482      9.006749          301,564        0.00%      -9.93% 05/01/00
Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class
  2004 .................         0.80%     26,984     16.344185          441,031        0.00%      18.47%
  2003 .................         0.80%     26,396     13.796198          364,164        0.00%      37.96% 05/01/03

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Oppenheimer Multiple Strategies Fund/VA - Initial Class
  2004 .................         0.80%    325,990   $ 32.435047   $   10,573,501        1.01%       9.22%
  2003 .................         0.80%    378,776     29.695890       11,248,090        2.82%      23.96%
  2002 .................         0.80%    393,230     23.955594        9,420,058        3.60%     -11.12%
  2001 .................         0.80%    394,571     26.951432       10,634,253        3.96%       1.40%
  2000 .................         0.80%    412,843     26.579650       10,973,222        4.57%       5.59%
Putnam VT - Growth & Income Fund - IB Shares
  2004 .................         0.80%      3,926     13.622923           53,484        1.66%      10.23%
  2003 .................         0.80%      1,210     12.359054           14,954        0.00%      23.59% 05/01/03
Putnam VT - International Equity Fund - IB Shares
  2004 .................         0.80%      8,052     14.674512          118,159        1.61%      15.27%
  2003 .................         0.80%      4,931     12.730633           62,775        0.00%      27.31% 05/01/03
Putnam VT - Voyager II Fund - IB Shares
  2004 .................         0.80%      1,378     12.285483           16,929        0.19%       4.20%
  2003 .................         0.80%      1,238     11.790763           14,597        0.00%      17.91% 05/01/03
Strong Opportunity Fund II, Inc.
  2004 .................         0.80%    515,136     47.318990       24,375,715        0.00%      17.28%
  2003 .................         0.80%    690,716     40.347502       27,868,665        0.07%      35.92%
  2002 .................         0.80%    826,619     29.685674       24,538,742        0.38%     -27.40%
  2001 .................         0.80%    901,762     40.890795       36,873,765        0.59%      -4.48%
  2000 .................         0.80%    877,807     42.709091       37,490,339        0.00%       5.75%
Strong VIF - Strong Discovery Fund II
  2004 .................         0.80%    194,396     30.000581        5,831,993        0.00%      14.80%
  2003 .................         0.80%    240,474     26.133664        6,284,467        0.00%      38.32%
  2002 .................         0.80%    264,753     18.893884        5,002,212        0.00%     -12.72%
  2001 .................         0.80%    269,121     21.646818        5,825,613        0.72%       3.25%
  2000 .................         0.80%    271,144     20.965624        5,684,703        0.00%       3.57%
Strong VIF - Strong International Stock Fund II
  2002 .................         0.80%    199,430      5.696130        1,135,979        4.04%     -27.13%
  2001 .................         0.80%    213,256      7.816872        1,666,995        0.00%     -22.76%
  2000 .................         0.80%    210,636     10.120684        2,131,780        0.00%     -40.00%
Van Eck WIT - Worldwide Bond Fund
  2004 .................         0.80%     94,458     20.409871        1,927,876        8.78%       8.28%
  2003 .................         0.80%    159,535     18.848928        3,007,064        1.75%      17.22%
  2002 .................         0.80%    198,934     16.079714        3,198,802        0.00%      20.69%
  2001 .................         0.80%    120,008     13.323421        1,598,917        4.39%      -5.86%
  2000 .................         0.80%    123,195     14.152095        1,743,467        4.90%       1.06%
Van Eck WIT - Worldwide Emerging Markets Fund
  2004 .................         0.80%    322,338     11.861162        3,823,303        0.59%      24.89%
  2003 .................         0.80%    401,918      9.497431        3,817,188        0.11%      52.96%
  2002 .................         0.80%    444,801      6.209058        2,761,795        0.20%      -3.68%
  2001 .................         0.80%    444,368      6.445985        2,864,389        0.00%      -2.60%
  2000 .................         0.80%    443,771      6.617911        2,936,837        0.00%     -42.33%
Van Eck WIT - Worldwide Hard Assets Fund
  2004 .................         0.80%    134,666     24.559747        3,307,363        0.37%      23.24%
  2003 .................         0.80%    173,612     19.968789        3,466,821        0.48%      43.92%
  2002 .................         0.80%    254,426     13.874598        3,530,058        0.68%      -3.61%
  2001 .................         0.80%    176,699     14.394010        2,543,407        1.21%     -11.16%
  2000 .................         0.80%    186,255     16.202639        3,017,823        1.12%      10.52%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
  2004 .................         0.80%     15,460     10.539104          162,935        4.78%       3.54%
  2003 .................         0.80%      2,958     10.179170           30,110        0.00%       1.79% 05/01/03
Van Kampen UIF - Emerging Markets Debt Portfolio
  2004 .................         0.80%     74,670     16.240956        1,212,712        6.41%       9.19%
  2003 .................         0.80%    113,201     14.874690        1,683,830        0.00%      26.85%
  2002 .................         0.80%     79,485     11.726545          932,084        6.91%       8.35%
  2001 .................         0.80%     74,719     10.822665          808,659        9.40%       9.22%
  2000 .................         0.80%     62,323      9.909218          617,572       12.32%      10.50%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
  Van Kampen UIF - U.S.Real Estate Portfolio - Class A
    2004 ...............         0.80%    332,014   $ 38.319214   $   12,722,516        1.55%      35.31%
    2003 ...............         0.80%    336,013     28.319843        9,515,835        0.00%      36.42%
    2002 ...............         0.80%    355,742     20.759770        7,385,122        3.29%      -1.58%
    2001 ...............         0.80%    313,717     21.092541        6,617,089        3.98%       8.96%
    2000 ...............         0.80%    277,285     19.357784        5,367,623        8.22%      27.04%
Single Premium contracts issued on or after April 16, 1990
  American Century VP - Balanced Fund - Class I
    2004 ...............         1.30%     35,358     21.184881          749,055        1.68%       8.36%
    2003 ...............         1.30%     36,906     19.550372          721,526        2.53%      17.92%
    2002 ...............         1.30%     36,064     16.579698          597,930        2.63%     -10.73%
    2001 ...............         1.30%     27,610     18.571841          512,769        2.81%      -4.79%
    2000 ...............         1.30%     29,587     19.506844          577,149        2.45%      -3.90%
  American Century VP - Capital Appreciation Fund - Class I
    2004 ...............         1.30%     66,996     18.171733        1,217,433        0.00%       6.19%
    2003 ...............         1.30%     85,342     17.111726        1,460,349        0.00%      18.92%
    2002 ...............         1.30%     83,334     14.389339        1,199,121        0.00%     -22.22%
    2001 ...............         1.30%     93,041     18.500029        1,721,261        0.00%     -29.00%
    2000 ...............         1.30%    156,838     26.057031        4,086,733        0.00%       7.63%
  American Century VP - Income & Growth Fund - Class I
    2004 ...............         1.30%     31,276     11.409408          356,841        1.44%      11.53%
    2003 ...............         1.30%     21,876     10.229575          223,782        1.30%      27.68%
    2002 ...............         1.30%     18,481      8.011655          148,063        1.10%     -20.41%
    2001 ...............         1.30%     40,468     10.066594          407,375        0.81%      -9.54%
    2000 ...............         1.30%     48,794     11.128733          543,015        0.55%     -11.76%
  American Century VP - International Fund - Class I
    2004 ...............         1.30%     55,662     16.424915          914,244        0.58%      13.44%
    2003 ...............         1.30%     52,719     14.478934          763,315        0.75%      22.90%
    2002 ...............         1.30%     67,411     11.780758          794,153        0.79%     -21.40%
    2001 ...............         1.30%    105,515     14.988556        1,581,517        0.09%     -30.10%
    2000 ...............         1.30%    126,911     21.441430        2,721,153        0.14%     -17.90%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004 ...............         1.30%      8,076     10.732849           86,678        0.00%       9.25%
    2003 ...............         1.30%      1,710      9.824442           16,800        0.00%      23.29%
    2002 ...............         1.30%        739      7.968770            5,889        0.46%     -20.31% 05/01/02
  American Century VP - Value Fund - Class I
    2004 ...............         1.30%     92,778     20.567340        1,908,197        1.01%      12.86%
    2003 ...............         1.30%     85,452     18.224277        1,557,301        1.09%      27.29%
    2002 ...............         1.30%     94,957     14.316630        1,359,464        0.90%     -13.75%
    2001 ...............         1.30%    123,905     16.598988        2,056,698        0.95%      11.36%
    2000 ...............         1.30%     57,614     14.906133          858,802        0.73%      16.63%
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ...............         1.30%      4,110     11.996474           49,306        0.00%      16.47%
    2003 ...............         1.30%     10,616     10.300420          109,349        0.00%      45.75%
    2002 ...............         1.30%      5,188      7.067052           36,664        0.00%     -35.01%
    2001 ...............         1.30%      7,002     10.873870           76,139        0.00%     -29.56%
    2000 ...............         1.30%     11,974     15.438040          184,855        0.00%     -19.98%
  Credit Suisse Trust - International Focus Portfolio
    2004 ...............         1.30%     41,378     11.609376          480,373        0.99%      13.26%
    2003 ...............         1.30%     33,394     10.250133          342,293        0.49%      31.37%
    2002 ...............         1.30%     49,680      7.802280          387,617        0.00%     -20.94%
    2001 ...............         1.30%     55,979      9.868857          552,449        0.00%     -23.29%
    2000 ...............         1.30%     66,083     12.864457          850,122        0.45%     -26.85%
  Credit Suisse Trust - Small Cap Growth Portfolio
    2004 ...............         1.30%     42,546     17.970297          764,564        0.00%       9.44%
    2003 ...............         1.30%     49,309     16.420586          809,683        0.00%      46.63%
    2002 ...............         1.30%     54,671     11.198504          612,233        0.00%     -34.55%
    2001 ...............         1.30%     82,230     17.109846        1,406,943        0.00%     -17.10%
    2000 ...............         1.30%    118,070     20.639565        2,436,913        0.00%     -19.17%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Dreyfus IP - European Equity Portfolio
  2001 .................         1.30%      2,993   $  6.578172   $       19,688        0.84%     -29.06%
  2000 .................         1.30%      5,683      9.273374           52,701        0.42%      -7.27% 05/01/00
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 .................         1.30%     21,594     12.449758          268,840        0.50%      20.31%
  2003 .................         1.30%     14,581     10.347973          150,884        0.33%      36.00%
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 .................         1.30%      9,240     21.745234          200,926        0.38%       4.84%
  2003 .................         1.30%     11,971     20.741572          248,297        0.11%      24.38%
  2002 .................         1.30%     13,724     16.676328          228,866        0.21%     -29.86%
  2001 .................         1.30%     22,613     23.777410          537,679        0.06%     -23.58%
  2000 .................         1.30%     33,067     31.114958        1,028,878        0.81%     -12.18%
Dreyfus Stock Index Fund, Inc.- Initial Shares
  2004 .................         1.30%    166,174     26.815353        4,456,014        1.80%       9.21%
  2003 .................         1.30%    181,645     24.553549        4,460,029        1.51%      26.71%
  2002 .................         1.30%    179,477     19.378177        3,477,937        1.31%     -23.37%
  2001 .................         1.30%    215,776     25.286872        5,456,300        1.06%     -13.32%
  2000 .................         1.30%    248,888     29.173405        7,260,910        0.96%     -10.45%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 .................         1.30%     69,410     12.900329          895,412        1.63%       3.69%
  2003 .................         1.30%     71,606     12.441321          890,873        1.40%      19.61%
  2002 .................         1.30%     74,627     10.401947          776,266        1.14%     -17.79%
  2001 .................         1.30%     80,268     12.653068        1,015,636        0.84%     -10.49%
  2000 .................         1.30%     69,804     14.135555          986,718        0.63%      -1.93%
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2004 .................         1.30%     20,464     12.578597          257,408        1.23%       6.08%
  2003 .................         1.30%     19,988     11.857652          237,011        0.84%      24.94%
  2002 .................         1.30%     13,957      9.490878          132,464        0.60%     -26.29%
  2001 .................         1.30%     12,109     12.876695          155,924        0.50%      -7.07%
  2000 .................         1.30%     16,818     13.856323          233,036        0.61%      -5.02%
Federated IS - Quality Bond Fund II - Primary Shares
  2004 .................         1.30%      5,244     11.293463           59,223        4.98%       2.28%
  2003 .................         1.30%     11,443     11.041537          126,348        3.93%       3.29%
  2002 .................         1.30%      4,830     10.689420           51,630        0.00%       6.89% 05/01/02
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 .................         1.30%    197,270     41.630375        8,212,424        1.56%      10.09%
  2003 .................         1.30%    228,092     37.815050        8,625,310        1.80%      28.65%
  2002 .................         1.30%    242,191     29.394119        7,118,991        1.77%     -18.02%
  2001 .................         1.30%    292,636     35.855591       10,492,637        1.70%      -6.19%
  2000 .................         1.30%    304,863     38.221825       11,652,420        1.65%       7.03%
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 .................         1.30%    195,692     35.692511        6,984,739        0.27%       2.04%
  2003 .................         1.30%    224,376     34.977889        7,848,199        0.27%      31.13%
  2002 .................         1.30%    239,109     26.673304        6,377,827        0.25%     -31.01%
  2001 .................         1.30%    283,815     38.662344       10,972,953        0.08%     -18.72%
  2000 .................         1.30%    342,658     47.567395       16,299,348        0.12%     -12.12%
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 .................         1.30%    106,760     27.298414        2,914,379        8.82%       8.18%
  2003 .................         1.30%    136,028     25.234771        3,432,635        5.94%      25.62%
  2002 .................         1.30%    160,671     20.087809        3,227,528        9.29%       2.11%
  2001 .................         1.30%     93,229     19.673202        1,834,113       13.67%     -12.88%
  2000 .................         1.30%    100,049     22.581448        2,259,251        7.66%     -23.47%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 .................         1.30%     95,424     18.954713        1,808,735        1.14%      12.17%
  2003 .................         1.30%    111,937     16.898456        1,891,562        0.83%      41.52%
  2002 .................         1.30%    129,046     11.940760        1,540,907        0.83%     -21.31%
  2001 .................         1.30%    150,144     15.174561        2,278,369        5.37%     -22.19%
  2000 .................         1.30%    168,125     19.502680        3,278,888        1.56%     -20.15%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 .................         1.30%    121,996   $ 29.152937   $    3,556,542        2.76%       4.11%
  2003 .................         1.30%    143,073     28.002882        4,006,456        3.62%      16.45%
  2002 .................         1.30%    165,830     24.046655        3,987,657        3.98%      -9.91%
  2001 .................         1.30%    187,390     26.691052        5,001,636        4.21%      -5.34%
  2000 .................         1.30%    201,334     28.195602        5,676,733        3.30%      -5.16%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 .................         1.30%    167,594     26.396331        4,423,867        0.34%      13.99%
  2003 .................         1.30%    185,397     23.157613        4,293,352        0.46%      26.81%
  2002 .................         1.30%    199,804     18.262213        3,648,863        0.85%     -10.52%
  2001 .................         1.30%    215,185     20.409441        4,391,806        0.78%     -13.39%
  2000 .................         1.30%    250,535     23.563410        5,903,459        0.36%      -7.82%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 .................         1.30%     18,258     10.015165          182,857        0.53%       5.81%
  2003 .................         1.30%     18,158      9.465516          171,875        0.74%      28.20%
  2002 .................         1.30%     15,005      7.383595          110,791        1.07%     -22.86%
  2001 .................         1.30%     17,924      9.571123          171,553        0.38%     -15.53%
  2000 .................         1.30%     19,392     11.331281          219,736        1.30%     -18.13%
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 .................         1.30%     23,932     13.046144          312,220        0.00%      12.52%
  2003 .................         1.30%     40,013     11.594984          463,950        0.00%      55.76%
  2002 .................         1.30%      1,517      7.444367           11,293        0.00%     -25.56% 05/01/02
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 .................         1.30%     77,226     12.893433          995,708        0.54%      14.24%
  2003 .................         1.30%     76,418     11.286523          862,494        0.49%      32.91%
  2002 .................         1.30%     48,885      8.491590          415,111        0.42%     -16.40%
  2001 .................         1.30%     41,031     10.157238          416,762        0.54%      -2.59%
  2000 .................         1.30%     10,564     10.427067          110,152        0.56%       4.27% 05/01/00
Gartmore GVIT Emerging Markets Fund - Class I
  2004 .................         1.30%     13,996     13.222981          185,069        0.93%      19.18%
  2003 .................         1.30%     31,749     11.094534          352,240        0.66%      63.13%
  2002 .................         1.30%      2,303      6.800904           15,662        0.17%     -16.33%
  2001 .................         1.30%      1,128      8.127810            9,168        0.52%      -6.42%
Gartmore GVIT Global Financial Services Fund - Class I
  2004 .................         1.30%      9,204     14.322458          131,824        1.45%      19.43%
  2003 .................         1.30%      8,059     11.992233           96,645        0.88%      39.63%
  2002 .................         1.30%      3,861      8.588804           33,161        0.08%     -14.11% 05/01/02
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 .................         1.30%     21,374     11.877203          253,863        0.00%       6.47%
  2003 .................         1.30%     22,102     11.155813          246,566        0.00%      34.93%
  2002 .................         1.30%     13,221      8.267793          109,308        0.00%     -17.32% 05/01/02
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 .................         1.30%     29,678      3.021716           89,678        0.00%       2.97%
  2003 .................         1.30%     49,780      2.934687          146,089        0.00%      53.23%
  2002 .................         1.30%      7,189      1.915215           13,768        0.59%     -43.52%
  2001 .................         1.30%     13,394      3.391119           45,421        0.00%     -43.47%
  2000 .................         1.30%     18,398      5.998698          110,364        0.00%     -40.01% 10/02/00
Gartmore GVIT Global Utilities Fund - Class I
  2004 .................         1.30%     21,056     13.523265          284,746        1.92%      28.29%
  2003 .................         1.30%      6,218     10.541163           65,545        0.70%      22.45%
  2002 .................         1.30%      2,573      8.608580           22,150        0.54%     -13.91% 05/01/02
Gartmore GVIT Government Bond Fund - Class I
  2004 .................         1.30%     87,934     24.397010        2,145,327        5.48%       1.93%
  2003 .................         1.30%    125,005     23.935432        2,992,049        3.14%       0.68%
  2002 .................         1.30%    222,251     23.773114        5,283,598        4.42%       9.55%
  2001 .................         1.30%    253,883     21.700608        5,509,415        5.12%       5.86%
  2000 .................         1.30%    188,357     20.498919        3,861,115        5.25%      11.09%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Gartmore GVIT Growth Fund - Class I
  2004 .................         1.30%     20,390   $ 15.960562   $      325,436        0.33%       6.76%
  2003 .................         1.30%     25,825     14.949958          386,083        0.02%      31.03%
  2002 .................         1.30%     29,222     11.409842          333,418        0.00%     -29.64%
  2001 .................         1.30%     37,694     16.217110          611,288        0.00%     -29.07%
  2000 .................         1.30%     45,948     22.863519        1,050,533        0.18%     -27.48%
Gartmore GVIT ID Conservative Fund - Class II
  2004 .................         1.30%      2,914     10.925221           31,836        2.46%       3.30%
  2003 .................         1.30%      2,945     10.576130           31,147        2.37%       6.51%
Gartmore GVIT ID Moderate Fund - Class II
  2004 .................         1.30%     35,746     11.569914          413,578        2.27%       8.12%
  2003 .................         1.30%     32,069     10.700865          343,166        2.06%      18.50%
  2002 .................         1.30%        265      9.030143            2,393        1.72%      -9.70% 01/25/02
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 .................         1.30%     24,178     11.871734          287,035        1.97%      10.65%
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 .................         1.30%     78,358     11.308888          886,142        2.48%       5.78%
  2003 .................         1.30%      3,555     10.691448           38,008        2.34%      12.23%
  2002 .................         1.30%         99      9.526311              943        2.35%      -4.74% 01/25/02
Gartmore GVIT International Growth Fund - Class I
  2004 .................         1.30%     15,442      7.340515          113,352        1.40%      12.72%
  2003 .................         1.30%      4,222      6.512199           27,495        0.00%      33.87%
  2002 .................         1.30%      3,701      4.864470           18,003        0.00%     -25.09%
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 .................         1.30%     19,586      5.442251          106,592        0.00%      13.85%
  2003 .................         1.30%     54,348      4.780255          259,797        0.00%      38.33%
  2002 .................         1.30%     36,181      3.455755          125,033        0.00%     -37.83%
  2001 .................         1.30%      3,579      5.558609           19,894        0.00%     -31.22%
  2000 .................         1.30%      9,148      8.081237           73,927        0.00%     -19.19% 05/01/00
Gartmore GVIT Money Market Fund - Class I
  2004 .................         1.30%    380,556     14.726229        5,604,155        0.78%      -0.50%
  2003 .................         1.30%    388,834     14.800105        5,754,784        0.63%      -0.68%
  2002 .................         1.30%    594,197     14.901808        8,854,610        1.26%      -0.10%
  2001 .................         1.30%    788,057     14.917365       11,755,734        3.57%       2.25%
  2000 .................         1.30%    857,846     14.589227       12,515,310        5.53%       4.66%
Gartmore GVIT Nationwide/(R)/ Fund:Class I
  2004 .................          1.30%    50,156     33.871221        1,698,845        1.28%       8.33%
  2003 .................          1.30%    66,484     31.265566        2,078,660        0.56%      25.87%
  2002 .................          1.30%    72,057     24.840096        1,789,903        0.85%     -18.42%
  2001 .................          1.30%    91,363     30.449581        2,781,965        0.74%     -12.97%
  2000 .................          1.30%   103,521     34.985736        3,621,758        0.63%      -3.38%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004 .................          1.30%     5,346     12.160621           65,011        0.52%      17.26%
  2003 .................          1.30%     3,455     10.370684           35,831        0.19%      23.77%
  2002 .................          1.30%       178      8.379188            1,491        1.18%     -16.21% 05/01/02
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 .................          1.30%    27,028      6.920939          187,059        0.00%      11.95%
  2003 .................          1.30%    28,379      6.182099          175,442        0.00%      32.53%
  2002 .................          1.30%    23,644      4.664552          110,289        0.00%     -34.15%
  2001 .................          1.30%    10,664      7.083730           75,541        0.00%     -12.00%
  2000 .................          1.30%     3,122      8.049546           25,131        0.00%     -29.07% 05/01/00
Gartmore GVIT Small Cap Value Fund - Class I
  2004 .................          1.30%   109,740     19.279280        2,115,708        0.00%      15.78%
  2003 .................          1.30%   130,023     16.651092        2,165,025        0.00%      54.83%
  2002 .................          1.30%    95,522     10.754320        1,027,274        0.01%     -28.11%
  2001 .................          1.30%   193,975     14.958425        2,901,560        0.03%      26.61%
  2000 .................          1.30%   236,917     11.814503        2,799,057        0.00%       9.77%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Gartmore GVIT Small Company Fund - Class I
  2004 .................         1.30%     27,688   $ 30.001771   $      830,689        0.00%      17.49%
  2003 .................         1.30%     40,659     25.536562        1,038,291        0.00%      39.19%
  2002 .................         1.30%     38,599     18.345997          708,137        0.00%     -18.40%
  2001 .................         1.30%     42,033     22.482240          944,996        0.10%      -7.92%
  2000 .................         1.30%     74,796     24.415235        1,826,162        0.03%       7.50%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 .................         1.30%     41,875      3.198637          133,943        0.00%      49.02%
  2002 .................         1.30%      9,832      2.146502           21,104        0.00%     -43.60%
  2001 .................         1.30%      2,633      3.805692           10,020        0.00%     -39.82%
Gartmore GVIT U.S.Growth Leaders Fund - Class I
  2004 .................         1.30%     11,128     13.588665          151,215        0.00%      10.96%
  2003 .................         1.30%     16,491     12.246750          201,961        0.00%      50.17%
  2002 .................         1.30%      4,697      8.154993           38,304        0.00%     -18.45% 05/01/02
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 .................         1.30%      8,078     13.174974          106,427        4.85%       5.16%
  2003 .................         1.30%     10,621     12.528743          133,068        5.47%      10.67%
  2002 .................         1.30%     10,843     11.320967          122,753        4.53%       5.82%
  2001 .................         1.30%        269     10.698042            2,878        8.29%       2.84%
  2000 .................         1.30%      1,928     10.403041           20,057        8.52%       4.03% 05/01/00
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 .................         1.30%     10,144      6.959531           70,597        0.02%      16.44%
  2003 .................         1.30%     13,360      5.976684           79,848        0.25%      18.68%
  2002 .................         1.30%     10,536      5.035896           53,058        0.30%     -17.02%
  2001 .................         1.30%     15,561      6.068452           94,431        0.91%     -22.85%
  2000 .................         1.30%     22,133      7.865419          174,085        1.33%     -21.35% 05/01/00
Janus AS - Global Technology Portfolio - Service Shares
  2004 .................         1.30%     21,408      3.479325           74,485        0.00%      -0.73%
  2003 .................         1.30%     36,630      3.505015          128,389        0.00%      44.58%
  2002 .................         1.30%     22,402      2.424192           54,307        0.00%     -41.70%
  2001 .................         1.30%     44,468      4.157888          184,893        0.56%     -38.13%
  2000 .................         1.30%     52,739      6.720656          354,441        1.21%     -32.79% 05/01/00
Janus AS - International Growth Portfolio - Service Shares
  2004 .................         1.30%     29,924      6.792762          203,267        0.83%      17.15%
  2003 .................         1.30%     53,588      5.798153          310,711        0.99%      32.80%
  2002 .................         1.30%     59,542      4.366167          259,970        0.67%     -26.72%
  2001 .................         1.30%     59,476      5.958051          354,361        0.70%     -24.43%
  2000 .................         1.30%     72,749      7.883682          573,530        6.25%     -21.16% 05/01/00
Neuberger Berman AMT - Growth Portfolio
  2004 .................         1.30%     58,460     22.964403        1,342,499        0.00%      15.10%
  2003 .................         1.30%     67,899     19.952228        1,354,736        0.00%      29.71%
  2002 .................         1.30%     70,474     15.382754        1,084,084        0.00%     -32.05%
  2001 .................         1.30%    116,532     22.639891        2,638,272        0.00%     -31.27%
  2000 .................         1.30%    110,577     32.939123        3,642,309        0.00%     -12.79%
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 .................         1.30%      4,968     11.032769           54,811        0.12%      14.32%
  2003 .................         1.30%      6,729      9.650858           64,941        0.84%      30.06%
  2002 .................         1.30%      6,891      7.420249           51,133        0.80%     -27.40%
  2001 .................         1.30%      7,490     10.220670           76,553        0.47%      -2.79%
  2000 .................         1.30%      4,316     10.513749           45,377        0.59%      -0.17%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
  2004 .................         1.30%     43,950     18.134220          796,999        3.64%      -0.52%
  2003 .................         1.30%     68,214     18.229469        1,243,505        4.41%       1.10%
  2002 .................         1.30%     82,238     18.030897        1,482,825        4.91%       3.98%
  2001 .................         1.30%     64,208     17.341018        1,113,432        5.78%       7.37%
  2000 .................         1.30%     55,938     16.150810          903,444        6.96%       5.41%
Neuberger Berman AMT - Partners Portfolio
  2004 .................         1.30%     35,560     27.252721          969,107        0.01%      17.44%
  2003 .................         1.30%     38,219     23.205843          886,904        0.00%      33.35%
  2002 .................         1.30%     42,685     17.402827          742,840        0.53%     -25.12%
  2001 .................         1.30%     58,929     23.242157        1,369,637        0.38%      -4.09%
  2000 .................         1.30%     56,278     24.233377        1,363,806        0.79%      -0.59%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 .................         1.30%     38,774   $  5.497394   $      213,156        0.00%      18.23%
  2003 .................         1.30%     27,365      4.649735          127,240        0.00%      23.97%
  2002 .................         1.30%     11,830      3.750690           44,371        0.65%     -28.72%
  2001 .................         1.30%     12,032      5.262277           63,316        0.87%     -32.16%
  2000 .................         1.30%     25,730      7.757136          199,591        0.00%     -22.43% 05/01/00
Oppenheimer Bond Fund/VA - Initial Class
  2004 .................         1.30%     31,218     24.168614          754,496        4.80%       4.13%
  2003 .................         1.30%     39,108     23.210049          907,699        5.67%       5.40%
  2002 .................         1.30%     66,289     22.020858        1,459,741        7.25%       7.67%
  2001 .................         1.30%     71,479     20.452013        1,461,889        7.04%       6.39%
  2000 .................         1.30%     57,658     19.224081        1,108,422        7.66%       4.73%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 .................         1.30%     74,904     14.939657        1,119,040        0.33%       5.56%
  2003 .................         1.30%     87,490     14.153408        1,238,282        0.38%      29.25%
  2002 .................         1.30%     84,080     10.950071          920,682        0.64%     -27.81%
  2001 .................         1.30%     89,005     15.167382        1,349,973        0.64%     -13.71%
  2000 .................         1.30%     91,772     17.577949        1,613,164        0.12%      -1.51%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 .................         1.30%     74,314     32.480314        2,413,742        1.25%      17.62%
  2003 .................         1.30%     72,050     27.613518        1,989,554        0.76%      41.18%
  2002 .................         1.30%     77,714     19.559687        1,520,062        0.56%     -23.14%
  2001 .................         1.30%     89,126     25.449092        2,268,176        0.69%     -13.18%
  2000 .................         1.30%    103,662     29.312842        3,038,628        0.27%       3.74%
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 .................         1.30%     25,380      8.622799          218,847        0.84%       8.05%
  2003 .................         1.30%     16,358      7.980692          130,548        0.90%      25.08%
  2002 .................         1.30%      8,466      6.380282           54,015        0.65%     -19.85%
  2001 .................         1.30%     11,244      7.960162           89,504        0.41%     -11.33%
  2000 .................         1.30%      3,017      8.977032           27,084        0.00%     -10.23% 05/01/00
Oppenheimer Multiple Strategies Fund/VA - Initial Class
  2004 .................         1.30%     59,420     31.593672        1,877,296        1.01%       8.68%
  2003 .................         1.30%     66,415     29.070523        1,930,719        2.82%      23.34%
  2002 .................         1.30%     58,166     23.568558        1,370,889        3.60%     -11.56%
  2001 .................         1.30%     95,325     26.649037        2,540,319        3.96%       0.89%
  2000 .................         1.30%    102,256     26.413991        2,700,989        4.57%       5.07%
Strong Opportunity Fund II, Inc.
  2004 .................         1.30%     58,418     44.414552        2,594,609        0.00%      16.69%
  2003 .................         1.30%     69,041     38.060714        2,627,750        0.07%      35.24%
  2002 .................         1.30%     78,959     28.143339        2,222,170        0.38%     -27.77%
  2001 .................         1.30%     99,955     38.960989        3,894,346        0.59%      -4.95%
  2000 .................         1.30%    101,232     40.898881        4,140,276        0.00%       5.23%
Strong VIF - Strong Discovery Fund II
  2004 .................         1.30%     20,844     28.158423          586,934        0.00%      14.22%
  2003 .................         1.30%     22,400     24.651908          552,203        0.00%      37.63%
  2002 .................         1.30%     26,664     17.911803          477,600        0.00%     -13.15%
  2001 .................         1.30%     35,961     20.624646          741,683        0.72%       2.73%
  2000 .................         1.30%     29,577     20.076460          593,801        0.00%       3.05%
Strong VIF - Strong International Stock Fund II
  2002 .................         1.30%     28,207      5.494908          154,995        4.04%     -27.49%
  2001 .................         1.30%     28,858      7.578594          218,703        0.00%     -23.15%
  2000 .................         1.30%     77,557      9.861771          764,849        0.00%     -40.30%
Van Eck WIT - Worldwide Bond Fund
  2004 .................         1.30%     41,310     20.861514          861,789        8.78%       7.74%
  2003 .................         1.30%     45,248     19.362563          876,117        1.75%      16.64%
  2002 .................         1.30%     48,544     16.600653          805,862        0.00%      20.09%
  2001 .................         1.30%     33,122     13.823940          457,877        4.39%      -6.33%
  2000 .................         1.30%     31,281     14.757769          461,638        4.90%       0.56%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                             Investment
                              Expense                   Unit         Contract        Income       Total
                               Rate*      Units      Fair Value   Owners' Equity     Ratio**    Return***
                             ---------  ---------   -----------   --------------   ----------   ---------
Van Eck WIT - Worldwide Emerging Markets Fund
  2004 .................         1.30%     55,514   $ 11.394604   $      632,560        0.59%      24.27%
  2003 .................         1.30%     41,241      9.169570          378,162        0.11%      52.20%
  2002 .................         1.30%     32,199      6.024691          193,989        0.20%      -4.16%
  2001 .................         1.30%     34,168      6.285993          214,780        0.00%      -3.09%
  2000 .................         1.30%     37,709      6.486254          244,590        0.00%     -42.61%
Van Eck WIT - Worldwide Hard Assets Fund
  2004 .................         1.30%     60,654     21.400584        1,298,031        0.37%      22.63%
  2003 .................         1.30%     52,868     17.487326          924,520        0.48%      43.21%
  2002 .................         1.30%     42,486     12.211274          518,808        0.68%      -4.09%
  2001 .................         1.30%     38,241     12.731937          486,882        1.21%     -11.61%
  2000 .................         1.30%     57,160     14.404038          823,335        1.12%       9.97%
Van Kampen UIF - Emerging Markets Debt Portfolio
  2004 .................         1.30%     12,540     15.645892          196,199        6.41%       8.64%
  2003 .................         1.30%     28,152     14.401515          405,431        0.00%      26.21%
  2002 .................         1.30%      5,151     11.410385           58,775        6.91%       7.81%
  2001 .................         1.30%      7,324     10.583651           77,515        9.40%       8.67%
  2000 .................         1.30%      9,551      9.739230           93,019       12.32%       9.96%
Van Kampen UIF - U.S.Real Estate Portfolio - Class A
  2004 .................         1.30%     39,270     36.542922        1,435,041        1.55%      34.63%
  2003 .................         1.30%     45,256     27.142344        1,228,354        0.00%      35.74%
  2002 .................         1.30%     51,170     19.996209        1,023,206        3.29%      -2.07%
  2001 .................         1.30%     53,253     20.418602        1,087,352        3.98%       8.41%
  2000 .................         1.30%     50,123     18.833757          944,004        8.22%      26.41%
                                                                  --------------

2004                                                              $  915,627,476
                                                                  ==============

2003                                                              $  881,562,186
                                                                  ==============

2002                                                              $  727,023,336
                                                                  ==============

2001                                                              $  933,404,977
                                                                  ==============

2000                                                              $1,071,884,297
                                                                  ==============

   * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                       PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company